NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
14 shares (cost $168)	$168
Global Allocation V.I. Fund - Class II (MLVGA2)
189,252 shares (cost $3,113,526)	2,925,842
VIP Small Cap Value Series: Service Class (DWVSVS)
11,916 shares (cost $409,319)	472,694
VA Inflation-Protected Securities Portfolio (DFVIPS)
2,267 shares (cost $22,775)	22,465
Stock Index Fund, Inc. - Initial Shares (DSIF)
959,196 shares (cost $29,813,308)	43,988,734
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
177,578 shares (cost $5,396,926)	6,723,121
Global Income Builder VIP - Class A (DSGIBA)
379 shares (cost $8,576)	8,916
Franklin Income Securities Fund - Class 2 (FTVIS2)
92,726 shares (cost $1,474,974)	1,426,128
Rising Dividends Securities Fund - Class 1 (FTVRDI)
160,963 shares (cost $4,214,836)	4,106,165
Small Cap Value Securities Fund - Class 1 (FTVSVI)
138,290 shares (cost $2,545,322)	2,756,128
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
95,119 shares (cost $848,305)	700,077
Templeton Foreign Securities Fund - Class 1 (TIF)
4,961 shares (cost $58,719)	68,911
Templeton Foreign Securities Fund - Class 2 (TIF2)
71,997 shares (cost $1,158,946)	979,879
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
126,286 shares (cost $2,307,157)	2,052,154
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
40,445 shares (cost $298,753)	286,347
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
43,060 shares (cost $214,570)	210,566
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
14,001 shares (cost $161,184)	158,770
Balanced Portfolio: Service Shares (JABS)
41,742 shares (cost $1,299,557)	1,331,144
Forty Portfolio: Service Shares (JACAS)
125,700 shares (cost $4,358,824)	3,870,296
Global Technology Portfolio: Service Shares (JAGTS)
258,567 shares (cost $2,017,457)	2,195,236
Overseas Portfolio: Service Shares (JAIGS)
94,524 shares (cost $3,195,933)	2,256,276
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
68,812 shares (cost $1,173,635)	1,130,574
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
11,564 shares (cost $199,936)	177,852
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
6,530 shares (cost $116,573)	105,658
Value Series - Initial Class (MVFIC)
164,016 shares (cost $3,085,630)	3,099,909
Core Plus Fixed Income Portfolio - Class I (MSVFI)
29,085 shares (cost $305,893)	310,340
Emerging Markets Debt Portfolio - Class I (MSEM)
103,644 shares (cost $854,230)	807,385

U.S. Real Estate Portfolio - Class I (MSVRE)
61,063 shares (cost $1,063,548)	1,306,142
NVIT Bond Index Fund Class I (NVBX)
26,878 shares (cost $290,783)	277,914
NVIT International Index Fund Class I (NVIX)
10,611 shares (cost $95,484)	90,622
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
453,460 shares (cost $7,109,805)	7,423,134
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
112,653 shares (cost $2,641,272)	2,667,619
American Funds NVIT Bond Fund - Class II (GVABD2)
38,701 shares (cost $437,310)	437,708
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
57,046 shares (cost $1,685,868)	1,506,013
American Funds NVIT Growth Fund - Class II (GVAGR2)
26,120 shares (cost $1,671,306)	1,944,144
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
12,133 shares (cost $677,040)	626,919
Federated NVIT High Income Bond Fund - Class I (HIBF)
156,596 shares (cost $1,067,551)	1,022,571
NVIT Emerging Markets Fund - Class I (GEM)
197,379 shares (cost $2,223,141)	1,932,341
NVIT International Equity Fund - Class I (GIG)
356,256 shares (cost $3,762,062)	3,355,927
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,387,846 shares (cost $12,323,203)	13,475,989
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,311 shares (cost $121,563)	109,287
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
27,983 shares (cost $290,079)	259,400
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
37,196 shares (cost $394,185)	402,833
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
60,235 shares (cost $703,696)	622,227
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
6,286 shares (cost $66,018)	62,670
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
98,109 shares (cost $1,059,450)	1,032,109
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
80,091 shares (cost $808,897)	732,828
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
13,154 shares (cost $147,817)	138,381
NVIT Core Bond Fund - Class I (NVCBD1)
52,009 shares (cost $569,275)	554,418
NVIT Core Plus Bond Fund - Class I (NVLCP1)
11,151 shares (cost $128,497)	123,996
NVIT Nationwide Fund - Class I (TRF)
3,034,728 shares (cost $31,135,837)	48,586,000
NVIT Government Bond Fund - Class I (GBF)
502,702 shares (cost $5,836,320)	5,388,961
NVIT International Index Fund - Class II (GVIX2)
42,947 shares (cost $416,698)	366,764
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
339,927 shares (cost $3,746,924)	4,269,480
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
31,176 shares (cost $472,724)	471,383
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,512 shares (cost $95,596)	94,043

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
40,131 shares (cost $412,427)	398,502
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
281,216 shares (cost $3,189,193)	3,506,760
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
390,150 shares (cost $4,236,578)	5,118,771
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
98,766 shares (cost $1,139,114)	1,093,338
NVIT Mid Cap Index Fund - Class I (MCIF)
261,762 shares (cost $5,733,047)	6,345,112
NVIT Money Market Fund - Class I (SAM)
14,465,118 shares (cost $14,465,118)	14,465,118
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
373,450 shares (cost $4,454,681)	3,614,996
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
45,071 shares (cost $481,130)	434,486
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
141,032 shares (cost $1,776,331)	1,542,888
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
138,001 shares (cost $1,564,553)	1,404,847
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,642,577 shares (cost $25,781,148)	26,795,736
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,203,646 shares (cost $22,425,861)	23,468,827
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
84,107 shares (cost $1,614,943)	1,310,390
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
347,881 shares (cost $4,812,427)	5,176,464
NVIT Multi-Manager Small Company Fund - Class I (SCF)
770,232 shares (cost $13,832,491)	16,536,882
NVIT Multi-Sector Bond Fund - Class I (MSBF)
138,714 shares (cost $1,292,553)	1,266,455
NVIT Short Term Bond Fund - Class II (NVSTB2)
51,837 shares (cost $538,486)	530,814
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,677,928 shares (cost $63,511,457)	58,515,832
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,975 shares (cost $219,782)	180,270
Invesco NVIT Comstock Value Fund - Class I (EIF)
41,207 shares (cost $628,421)	724,013
NVIT Real Estate Fund - Class I (NVRE1)
1,343,589 shares (cost $10,728,661)	8,464,611
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
9,126 shares (cost $98,793)	102,672
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
942 shares (cost $10,949)	10,846
NVIT Small Cap Index Fund Class II (NVSIX2)
13,701 shares (cost $168,619)	170,578
NVIT S&P 500 Index Fund Class I (GVEX1)
187,101 shares (cost $2,699,596)	2,815,875
Short Duration Bond Portfolio - I Class Shares (AMTB)
168,942 shares (cost $1,811,176)	1,777,275
Guardian Portfolio - I Class Shares (AMGP)
5,721 shares (cost $107,329)	83,874
International Portfolio - S Class Shares (AMINS)
1,759 shares (cost $18,685)	19,035
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
67,704 shares (cost $1,597,066)	1,530,788

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
6,698 shares (cost $148,263)	141,462
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
187,602 shares (cost $2,025,289)	2,859,059
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,095 shares (cost $16,086)	21,017
Socially Responsive Portfolio - I Class Shares (AMSRS)
31,166 shares (cost $579,119)	703,407
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
914 shares (cost $10,043)	10,279
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
188 shares (cost $2,028)	2,040
VPS Growth and Income Portfolio - Class A (ALVGIA)
11,434 shares (cost $320,347)	356,852
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59,115 shares (cost $1,187,507)	1,199,440
VP Balanced Fund - Class I (ACVB)
738,363 shares (cost $5,366,325)	5,146,389
VP Capital Appreciation Fund - Class I (ACVCA)
103,632 shares (cost $1,446,591)	1,448,781
VP Income & Growth Fund - Class I (ACVIG)
220,404 shares (cost $1,973,918)	2,054,165
VP Inflation Protection Fund - Class II (ACVIP2)
98,298 shares (cost $1,102,496)	993,796
VP International Fund - Class I (ACVI)
48,697 shares (cost $439,101)	456,293
VP Mid Cap Value Fund - Class I (ACVMV1)
134,730 shares (cost $2,550,867)	2,844,158
VP Ultra(R) Fund - Class I (ACVU1)
1,104 shares (cost $16,698)	17,060
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
144,352 shares (cost $2,481,282)	2,725,359
Appreciation Portfolio - Initial Shares (DCAP)
92,730 shares (cost $3,858,378)	3,802,847
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
7,077 shares (cost $320,139)	349,912
Growth and Income Portfolio - Initial Shares (DGI)
49,568 shares (cost $1,186,369)	1,428,062
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
30,178 shares (cost $185,475)	145,155
Quality Bond Fund II - Primary Shares (FQB)
102,400 shares (cost $1,153,881)	1,124,347
Equity-Income Portfolio - Initial Class (FEIP)
1,788,635 shares (cost $38,333,752)	39,296,315
High Income Portfolio - Initial Class (FHIP)
1,695,265 shares (cost $9,527,300)	9,120,525
VIP Asset Manager Portfolio - Initial Class (FAMP)
673,960 shares (cost $9,925,914)	10,298,102
VIP Energy Portfolio - Service Class 2 (FNRS2)
85,165 shares (cost $1,887,740)	1,756,107
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
32,311 shares (cost $378,166)	397,103
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
109,941 shares (cost $1,219,718)	1,377,560
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
90,211 shares (cost $996,768)	1,148,381
VIP Growth Portfolio - Initial Class (FGP)
927,363 shares (cost $34,148,709)	55,001,918

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
168,657 shares (cost $2,167,979)	2,108,209
VIP Mid Cap Portfolio - Service Class (FMCS)
197,258 shares (cost $6,334,708)	6,647,588
VIP Overseas Portfolio - Initial Class (FOP)
247,302 shares (cost $4,658,798)	4,404,447
VIP Overseas Portfolio - Service Class (FOS)
187,049 shares (cost $3,744,211)	3,318,241
VIP Value Strategies Portfolio - Service Class (FVSS)
52,033 shares (cost $754,958)	818,993
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
889 shares (cost $10,240)	10,060
Capital Income Fund/VA - Non-Service Shares (OVMS)
359,856 shares (cost $5,180,199)	5,347,468
Core Bond Fund/VA - Non-Service Shares (OVB)
426,326 shares (cost $3,114,693)	3,269,922
Global Securities Fund/VA - Non-Service Shares (OVGS)
542,236 shares (cost $19,282,153)	18,989,104
International Growth Fund/VA - Non-Service Shares (OVIG)
29,816 shares (cost $63,601)	62,018
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
55,635 shares (cost $1,603,277)	1,580,595
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
63,240 shares (cost $1,378,137)	1,522,814
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
13,556 shares (cost $960,475)	984,851
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
38,915 shares (cost $203,799)	192,239
All Asset Portfolio - Administrative Class (PMVAAA)
42,047 shares (cost $430,278)	420,892
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
1,742 shares (cost $14,822)	13,711
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
23,751 shares (cost $255,684)	232,287
Low Duration Portfolio - Administrative Class (PMVLDA)
140,460 shares (cost $1,482,888)	1,438,310
Total Return Portfolio - Administrative Class (PMVTRA)
72,109 shares (cost $799,745)	767,242
VT Growth & Income Fund: Class IB (PVGIB)
3,590 shares (cost $88,942)	93,302
VT Growth Opportunities Fund: Class IB (PVGOB)
43,964 shares (cost $337,384)	339,838
VT International Equity Fund: Class IB (PVTIGB)
14,788 shares (cost $194,467)	182,335
VI American Franchise Fund - Series I Shares (ACEG)
1,520 shares (cost $78,902)	81,460
VI Value Opportunities Fund - Series I Shares (AVBVI)
635 shares (cost $4,379)	4,117
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
69 shares (cost $947)	884
Variable Fund - Multi-Hedge Strategies (RVARS)
1,761 shares (cost $42,066)	42,173
Health Sciences Portfolio - II (TRHS2)
134,008 shares (cost $5,020,244)	4,473,181
Limited-Term Bond Portfolio - II (TRLT2)
12,980 shares (cost $62,724)	62,566
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
128,444 shares (cost $1,322,102)	1,042,965

VIP Trust Emerging Markets Fund - Initial Class (VWEM)
352,137 shares (cost $4,450,167)	3,662,224
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
180,214 shares (cost $5,010,895)	4,350,376
Variable Insurance Portfolios - Asset Strategy (WRASP)
220,865 shares (cost $2,320,976)	1,776,639
Variable Insurance Portfolios - High Income (WRHIP)
208,901 shares (cost $752,831)	753,696
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
36,078 shares (cost $373,093)	340,496
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
26,550 shares (cost $782,825)	687,898
Advantage VT Opportunity Fund - Class 2 (SVOF)
56,483 shares (cost $1,028,587)	1,393,434
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
40,175 shares (cost $385,212)	334,660

Total Investments	$586,836,739

Other Accounts Receivable	13,689
Accounts Receivable - VP Capital Appreciation Fund - Class I (ACVCA)	10,647
Accounts Receivable - VP International Fund - Class I (ACVI)	14,904
Accounts Receivable - Guardian Portfolio - I Class Shares (AMGP)	42
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,981
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	3,105
Accounts Receivable - VI Value Opportunities Fund - Series I Shares (AVBVI)	12
Accounts Receivable - Stock Index Fund, Inc. - Initial Shares (DSIF)	15,164
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	4,709
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	30,069
Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	19,539
Accounts Receivable - High Income Portfolio - Initial Class (FHIP)	5,855
Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	3,227
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	3,034
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	619
Accounts Receivable - Core Bond Fund/VA - Non-Service Shares (OVB)	4,813
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	27,040
Accounts Receivable - Capital Income Fund/VA - Non-Service Shares (OVMS)	4,443
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	53,990
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	13,600
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	11,784
Accounts Receivable - TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	4
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(13)
Accounts Payable - VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	(2)
Accounts Payable - International Portfolio - S Class Shares (AMINS)	(7)
Accounts Payable - Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	(7)
Accounts Payable - VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	(6)
Accounts Payable - TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	(7)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(89,729)
Accounts Payable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	(1,014)

$586,988,224

Contract Owners’ Equity:
Accumulation units	586,988,224

Total Contract Owners’ Equity (note 8)	$586,988,224

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	ALVDAA	MLVGA2	DWVSVS	DFVIPS	DSIF	DSRG	DSGIBA
Reinvested dividends	$7,313,944	2	32,781	1,717	276	859,788	84,997	-
Asset charges (note 3)	(3,023,741)	(3)	(13,345)	(1,714)	(9)	(206,160)	(36,918)	(28)

Net investment income (loss)	4,290,203	(1)	19,436	3	267	653,628	48,079	(28)

Realized gain (loss) on investments	9,715,888	(20)	(38,407)	(12,766)	1	1,311,757	217,417	4
Change in unrealized gain (loss) on investments	(14,944,346)	20	106,481	96,787	(310)	1,039,309	(304,416)	339

Net gain (loss) on investments	(5,228,458)	-	68,074	84,021	(309)	2,351,066	(86,999)	343

Reinvested capital gains	43,953,392	-	-	21,374	14	1,500,342	645,799	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,015,137	(1)	87,510	105,398	(28)	4,505,036	606,879	315

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$77,706	58,396	25,337	5,894	1,530	19,526	-	9,800
Asset charges (note 3)	(7,404)	(18,936)	(11,726)	(3,420)	(328)	(4,543)	(9,453)	(1,209)

Net investment income (loss)	70,302	39,460	13,611	2,474	1,202	14,983	(9,453)	8,591

Realized gain (loss) on investments	(19,945)	280,808	71,536	(85,353)	(4,056)	(102,293)	(40,303)	(2,520)
Change in unrealized gain (loss) on investments	150,509	(160,366)	204,530	192,450	4,796	130,470	94,938	16,660

Net gain (loss) on investments	130,564	120,442	276,066	107,097	740	28,177	54,635	14,140

Reinvested capital gains	-	424,503	350,928	-	1,199	17,489	1,730	8,296

Net increase (decrease) in contract owners’ equity resulting from operations	$200,866	584,405	640,605	109,571	3,141	60,649	46,912	31,027

Investment Activity:	IVKMG1	IVBRA1	JABS	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI
Reinvested dividends	$-	627	24,579	35,239	1,584	115,124	29,725	1,066
Asset charges (note 3)	(1,188)	(794)	(6,468)	(20,672)	(7,759)	(11,869)	(3,072)	(991)

Net investment income (loss)	(1,188)	(167)	18,111	14,567	(6,175)	103,255	26,653	75

Realized gain (loss) on investments	20,607	(4,398)	61,833	(431,134)	(95,576)	(288,065)	50	(3,795)
Change in unrealized gain (loss) on investments	(43,795)	17,011	(33,842)	(83,874)	225,346	(82,350)	(43,060)	(6,610)

Net gain (loss) on investments	(23,188)	12,613	27,991	(515,008)	129,770	(370,415)	(43,010)	(10,405)

Reinvested capital gains	23,455	-	17,160	524,280	61,176	65,099	4,310	20,566

Net increase (decrease) in contract owners’ equity resulting from operations	$(921)	12,446	63,262	23,839	184,771	(202,061)	(12,047)	10,236

Investment Activity:	MNDIC	MVFIC	MSVFI	MSEM	MSVRE	IDPG	NVBX	NVIX
Reinvested dividends	$-	63,823	5,974	42,823	16,808	-	6,396	2,550
Asset charges (note 3)	(636)	(13,222)	(1,342)	(4,383)	(8,443)	(15)	(1,023)	(463)

Net investment income (loss)	(636)	50,601	4,632	38,440	8,365	(15)	5,373	2,087

Realized gain (loss) on investments	(15,966)	258,679	279	(58,939)	51,769	(9,064)	1,416	(2,743)
Change in unrealized gain (loss) on investments	19,016	(201,317)	10,500	97,023	13,629	6,310	(10,229)	687

Net gain (loss) on investments	3,050	57,362	10,779	38,084	65,398	(2,754)	(8,813)	(2,056)

Reinvested capital gains	4,751	246,524	-	-	-	-	602	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,165	354,487	15,411	76,524	73,763	(2,769)	(2,838)	31

Investment Activity:	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM
Reinvested dividends	$163,038	49,543	13,037	22,747	4,034	7,381	56,274	16,341
Asset charges (note 3)	(35,319)	(13,391)	(2,863)	(7,606)	(8,807)	(3,445)	(4,109)	(11,005)

Net investment income (loss)	127,719	36,152	10,174	15,141	(4,773)	3,936	52,165	5,336

Realized gain (loss) on investments	105,322	157,124	24,472	56,785	50,018	56,765	(10,038)	(92,053)
Change in unrealized gain (loss) on investments	350,083	(133,508)	(21,996)	(224,735)	(276,185)	(82,035)	88,637	225,460

Net gain (loss) on investments	455,405	23,616	2,476	(167,950)	(226,167)	(25,270)	78,599	133,407

Reinvested capital gains	676,631	156,918	1,800	145,233	376,341	87,803	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,259,755	216,686	14,450	(7,576)	145,401	66,469	130,764	138,743

Investment Activity:	GIG	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$73,724	101,745	850	6,025	10,777	17,149	1,632	28,121
Asset charges (note 3)	(16,608)	(65,772)	(575)	(1,429)	(2,499)	(3,372)	(319)	(5,238)

Net investment income (loss)	57,116	35,973	275	4,596	8,278	13,777	1,313	22,883

Realized gain (loss) on investments	(101,575)	236,776	(655)	(3,776)	(18,026)	1,704	(1,668)	43,499
Change in unrealized gain (loss) on investments	46,555	674,201	(301)	(7,808)	23,614	(21,298)	1,163	(75,066)

Net gain (loss) on investments	(55,020)	910,977	(956)	(11,584)	5,588	(19,594)	(505)	(31,567)

Reinvested capital gains	-	628,061	10,609	20,362	18,715	47,106	1,742	67,871

Net increase (decrease) in contract owners’ equity resulting from operations	$2,096	1,575,011	9,928	13,374	32,581	41,289	2,550	59,187

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA
Reinvested dividends	$19,363	3,705	16,914	3,871	666,154	112,047	9,191	67,667
Asset charges (note 3)	(3,889)	(567)	(3,564)	(677)	(274,201)	(29,987)	(1,328)	(10,709)

Net investment income (loss)	15,474	3,138	13,350	3,194	391,953	82,060	7,863	56,958

Realized gain (loss) on investments	(1,471)	(1,157)	56	(427)	1,012,006	(95,739)	(4,781)	56,198
Change in unrealized gain (loss) on investments	(24,587)	172	7,271	698	3,385,937	32,887	(1,515)	(51,431)

Net gain (loss) on investments	(26,058)	(985)	7,327	271	4,397,943	(62,852)	(6,296)	4,767

Reinvested capital gains	59,747	5,432	970	501	-	-	-	308,420

Net increase (decrease) in contract owners’ equity resulting from operations	$49,163	7,585	21,647	3,966	4,789,896	19,208	1,567	370,145

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$8,879	1,664	8,187	64,380	88,572	21,061	71,559	894
Asset charges (note 3)	(982)	(546)	(3,520)	(14,898)	(24,716)	(14,237)	(29,610)	(80,278)

Net investment income (loss)	7,897	1,118	4,667	49,482	63,856	6,824	41,949	(79,384)

Realized gain (loss) on investments	1,533	(1,339)	(12,311)	84,924	44,999	378,140	258,910	-
Change in unrealized gain (loss) on investments	7,066	2,898	14,460	(98,566)	(99,328)	(259,424)	145,907	-

Net gain (loss) on investments	8,599	1,559	2,149	(13,642)	(54,329)	118,716	404,817	-

Reinvested capital gains	10,770	3,614	11,092	183,151	366,207	39,941	537,979	301

Net increase (decrease) in contract owners’ equity resulting from operations	$27,266	6,291	17,908	218,991	375,734	165,481	984,745	(79,083)

Investment Activity:	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF
Reinvested dividends	$55,195	12,703	13,136	23,802	-	306,913	-	29,507
Asset charges (note 3)	(20,974)	(2,156)	(7,789)	(5,935)	(141,509)	(118,862)	(5,886)	(21,383)

Net investment income (loss)	34,221	10,547	5,347	17,867	(141,509)	188,051	(5,886)	8,124

Realized gain (loss) on investments	(118,119)	(45,827)	(92,789)	(12,585)	780,424	489,089	(36,409)	322,531
Change in unrealized gain (loss) on investments	(101,704)	44,918	(99,997)	58,145	(2,169,996)	821,206	(165,768)	274,282

Net gain (loss) on investments	(219,823)	(909)	(192,786)	45,560	(1,389,572)	1,310,295	(202,177)	596,813

Reinvested capital gains	83,750	-	224,584	134,170	3,024,989	1,943,026	284,573	451,972

Net increase (decrease) in contract owners’ equity resulting from operations	$(101,852)	9,638	37,145	197,597	1,493,908	3,441,372	76,510	1,056,909

Investment Activity:	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP
Reinvested dividends	$48,281	38,507	8,887	432,819	3,664	19,280	172,943	1,597
Asset charges (note 3)	(74,648)	(6,242)	(2,819)	(278,578)	(964)	(3,761)	(46,377)	(251)

Net investment income (loss)	(26,367)	32,265	6,068	154,241	2,700	15,519	126,566	1,346

Realized gain (loss) on investments	(71,013)	(4,158)	(273)	1,283,442	(3,670)	61,098	(620,000)	(68)
Change in unrealized gain (loss) on investments	880,099	50,673	4,938	(12,935,124)	(1,024)	35,241	326,971	4,027

Net gain (loss) on investments	809,086	46,515	4,665	(11,651,682)	(4,694)	96,339	(293,029)	3,959

Reinvested capital gains	2,262,815	-	-	13,217,313	2,481	-	698,150	868

Net increase (decrease) in contract owners’ equity resulting from operations	$3,045,534	78,780	10,733	1,719,872	487	111,858	531,687	6,173

Investment Activity:	NVLMP	NVSIX2	GVEX1	AMTB	AMGP	AMINS	AMCG	AMMCGS
Reinvested dividends	$150	1,617	50,553	20,815	444	122	-	-
Asset charges (note 3)	(50)	(637)	(12,339)	(11,063)	(597)	-	(7,684)	(851)

Net investment income (loss)	100	980	38,214	9,752	(153)	122	(7,684)	(851)

Realized gain (loss) on investments	(19)	(9,436)	52,844	(43,650)	(17,512)	113	(19,607)	(5,212)
Change in unrealized gain (loss) on investments	619	16,720	124,452	54,180	12,449	(727)	8,662	1,988

Net gain (loss) on investments	600	7,284	177,296	10,530	(5,063)	(614)	(10,945)	(3,224)

Reinvested capital gains	133	14,763	43,578	-	15,270	103	73,998	7,129

Net increase (decrease) in contract owners’ equity resulting from operations	$833	23,027	259,088	20,282	10,054	(389)	55,369	3,054

Investment Activity:	AMTP	AMRS	AMSRS	NOTB3	NOTG3	ALVGIA	ALVSVA	ACVB
Reinvested dividends	$19,769	49	4,788	133	32	3,498	7,227	80,569
Asset charges (note 3)	(4,569)	-	(3,436)	(39)	(15)	(1,670)	(5,272)	(33,836)

Net investment income (loss)	15,200	49	1,352	94	17	1,828	1,955	46,733

Realized gain (loss) on investments	218,816	988	18,135	5	(2)	13,324	615	158,954
Change in unrealized gain (loss) on investments	171,467	673	16,701	236	78	(421)	176,588	(123,300)

Net gain (loss) on investments	390,283	1,661	34,836	241	76	12,903	177,203	35,654

Reinvested capital gains	216,712	1,341	24,585	-	-	20,897	67,900	227,928

Net increase (decrease) in contract owners’ equity resulting from operations	$622,195	3,051	60,773	335	93	35,628	247,058	310,315

Investment Activity:	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1	DVSCS	DCAP
Reinvested dividends	$-	46,732	19,430	5,015	39,758	539	18,081	65,825
Asset charges (note 3)	(10,988)	(11,842)	(4,224)	(1,465)	(11,744)	(439)	(10,595)	(19,350)

Net investment income (loss)	(10,988)	34,890	15,206	3,550	28,014	100	7,486	46,475

Realized gain (loss) on investments	103,412	15,239	(29,044)	30,785	98,944	(7,850)	22,063	107,490
Change in unrealized gain (loss) on investments	(206,193)	153,290	48,653	(65,137)	235,780	2,571	301,555	(467,360)

Net gain (loss) on investments	(102,781)	168,529	19,609	(34,352)	334,724	(5,279)	323,618	(359,870)

Reinvested capital gains	146,934	36,164	8,103	-	99,147	6,385	171,403	602,452

Net increase (decrease) in contract owners’ equity resulting from operations	$33,165	239,583	42,918	(30,802)	461,885	1,206	502,507	289,057

Investment Activity:	DSC	DGI	FVCA2P	FQB	FEIP	FHIP	FAMP	FNRS2
Reinvested dividends	$-	17,002	2,536	43,553	847,821	471,707	152,612	7,470
Asset charges (note 3)	(1,739)	(6,854)	(384)	(6,867)	(201,121)	(47,287)	(61,578)	(7,936)

Net investment income (loss)	(1,739)	10,148	2,152	36,686	646,700	424,420	91,034	(466)

Realized gain (loss) on investments	(773)	28,423	(1,144)	(3,425)	(1,056,591)	(138,727)	(70,457)	(170,914)
Change in unrealized gain (loss) on investments	16,362	(79,024)	(7,704)	5,748	3,998,665	868,142	(245,909)	597,170

Net gain (loss) on investments	15,589	(50,601)	(8,848)	2,323	2,942,074	729,415	(316,366)	426,256

Reinvested capital gains	34,200	166,634	-	-	2,389,164	-	471,667	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,050	126,181	(6,696)	39,009	5,977,938	1,153,835	246,335	425,790

Investment Activity:	FF10S	FF20S	FF30S	FGP	FIGBS	FMCS	FOP	FOS
Reinvested dividends	$5,603	19,700	15,385	21,332	49,562	26,919	65,764	46,620
Asset charges (note 3)	(2,091)	(6,674)	(6,241)	(310,567)	(9,707)	(32,041)	(24,077)	(18,941)

Net investment income (loss)	3,512	13,026	9,144	(289,235)	39,855	(5,122)	41,687	27,679

Realized gain (loss) on investments	5,817	12,746	25,485	1,839,995	(6,431)	159,366	(149,218)	(86,373)
Change in unrealized gain (loss) on investments	(115)	5,039	(12,278)	(7,089,419)	49,125	130,290	(189,916)	(168,309)

Net gain (loss) on investments	5,702	17,785	13,207	(5,249,424)	42,694	289,656	(339,134)	(254,682)

Reinvested capital gains	8,966	37,699	43,426	5,515,731	1,010	413,066	7,794	5,897

Net increase (decrease) in contract owners’ equity resulting from operations	$18,180	68,510	65,777	(22,928)	83,559	697,600	(289,653)	(221,106)

Investment Activity:	FVSS	GVGMNS	OVMS	OVB	OVGS	OVIG	OVGI	OVSC
Reinvested dividends	$8,152	28	130,158	128,064	206,963	176	13,904	7,412
Asset charges (note 3)	(3,893)	(80)	(29,858)	(18,217)	(99,623)	(139)	(5,727)	(6,289)

Net investment income (loss)	4,259	(52)	100,300	109,847	107,340	37	8,177	1,123

Realized gain (loss) on investments	54,072	(82)	(59,635)	50,033	20,736	(5,507)	43,681	(198,671)
Change in unrealized gain (loss) on investments	14,910	482	210,114	(62,083)	(1,700,361)	(637)	(56,841)	327,670

Net gain (loss) on investments	68,982	400	150,479	(12,050)	(1,679,625)	(6,144)	(13,160)	128,999

Reinvested capital gains	-	-	-	-	1,311,856	375	147,789	54,952

Net increase (decrease) in contract owners’ equity resulting from operations	$73,241	348	250,779	97,797	(260,429)	(5,732)	142,806	185,074

Investment Activity:	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB
Reinvested dividends	$-	9,510	9,616	96	3,189	23,144	20,657	1,555
Asset charges (note 3)	(6,481)	(915)	(1,674)	(41)	(1,354)	(6,195)	(5,031)	(474)

Net investment income (loss)	(6,481)	8,595	7,942	55	1,835	16,949	15,626	1,081

Realized gain (loss) on investments	100,478	(6,046)	(8,641)	(501)	(17,724)	(6,325)	(13,685)	(1,136)
Change in unrealized gain (loss) on investments	(160,622)	8,036	35,193	1,461	27,213	4,789	24,671	9,023

Net gain (loss) on investments	(60,144)	1,990	26,552	960	9,489	(1,536)	10,986	7,887

Reinvested capital gains	83,350	-	-	-	-	-	-	2,745

Net increase (decrease) in contract owners’ equity resulting from operations	$16,725	10,585	34,494	1,015	11,324	15,413	26,612	11,713

Investment Activity:	PVGOB	PVTIGB	PVTVB	ACEG	AVBVI	AVMCCI	RVARS	TRHS2
Reinvested dividends	$-	6,408	4,301	-	15	1	48	-
Asset charges (note 3)	(211)	(932)	(1,695)	(135)	-	(4)	(228)	(25,693)

Net investment income (loss)	(211)	5,476	2,606	(135)	15	(3)	(180)	(25,693)

Realized gain (loss) on investments	94	(20,265)	(60,618)	573	72	(10)	(75)	102,736
Change in unrealized gain (loss) on investments	2,455	3,073	35,794	(4,892)	(533)	61	(107)	(800,925)

Net gain (loss) on investments	2,549	(17,192)	(24,824)	(4,319)	(461)	51	(182)	(698,189)

Reinvested capital gains	-	-	15,335	7,205	1,133	56	-	34,740

Net increase (decrease) in contract owners’ equity resulting from operations	$2,338	(11,716)	(6,883)	2,751	687	104	(362)	(689,142)

Investment Activity:	TRLT2	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	SVDF
Reinvested dividends	$775	-	18,224	14,781	11,175	44,687	-	-
Asset charges (note 3)	-	(7,230)	(19,297)	(21,034)	(9,626)	(3,653)	(1,456)	(4,949)

Net investment income (loss)	775	(7,230)	(1,073)	(6,253)	1,549	41,034	(1,456)	(4,949)

Realized gain (loss) on investments	(926)	(48,685)	(207,266)	(741,739)	(89,465)	(18,017)	(9,894)	(3,951)
Change in unrealized gain (loss) on investments	769	114,888	165,235	2,073,851	26,429	76,337	9,310	(1,619)

Net gain (loss) on investments	(157)	66,203	(42,031)	1,332,112	(63,036)	58,320	(584)	(5,570)

Reinvested capital gains	-	-	19,742	-	-	-	14,594	48,360

Net increase (decrease) in contract owners’ equity resulting from operations	$618	58,973	(23,362)	1,325,859	(61,487)	99,354	12,554	37,841

Investment Activity:	SVOF	WFVSCG	CAF
Reinvested dividends	$28,051	-	16,294
Asset charges (note 3)	(8,574)	(1,696)	(22,791)

Net investment income (loss)	19,477	(1,696)	(6,497)

Realized gain (loss) on investments	73,610	(39,311)	4,514,103
Change in unrealized gain (loss) on investments	(83,504)	23,152	(5,721,284)

Net gain (loss) on investments	(9,894)	(16,159)	(1,207,181)

Reinvested capital gains	139,265	30,618	1,125,493

Net increase (decrease) in contract owners’ equity resulting from operations	$148,848	12,763	(88,185)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		ALVDAA		MLVGA2		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,290,203	4,927,903	(1)	(1)	19,436	17,365	3	(226)
Realized gain (loss) on investments	9,715,888	17,669,057	(20)	(14)	(38,407)	1,371	(12,766)	(3,425)
Change in unrealized gain (loss) on investments	(14,944,346)	(67,695,508)	20	(3)	106,481	(225,620)	96,787	(30,718)
Reinvested capital gains	43,953,392	42,758,276	-	11	-	174,038	21,374	21,809

Net increase (decrease) in contract owners’ equity resulting from operations	43,015,137	(2,340,272)	(1)	(7)	87,510	(32,846)	105,398	(12,560)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,591,965	22,837,353	-	-	155,645	125,726	10,001	540
Transfers between funds	-	-	-	-	(300,587)	305,022	162,204	(183,714)
Surrenders (note 6)	(48,315,063)	(44,816,562)	-	-	(175,942)	(114,541)	(418)	-
Death benefits (note 4)	(6,826,710)	(10,869,510)	-	-	(11,256)	(13,246)	-	(8,851)
Net policy repayments (loans) (note 5)	5,633,238	8,992,250	(87)	(28)	41,463	7,516	(4,051)	(5,364)
Deductions for surrender charges (note 2d)	(1,660)	(2,199)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,307,723)	(32,425,481)	(246)	(367)	(158,073)	(154,332)	(8,470)	(6,348)
Asset charges (note 3):
MSP contracts	(249,921)	(277,280)	-	-	(3,485)	(3,924)	-	-
SL contracts or LSFP contracts	(137,619)	(146,526)	-	-	-	-	-	-
Adjustments to maintain reserves	29,197	(7,511)	3	(8)	44	(4)	-	(1)

Net equity transactions	(56,584,296)	(56,715,466)	(330)	(403)	(452,191)	152,217	159,266	(203,738)

Net change in contract owners’ equity	(13,569,159)	(59,055,738)	(331)	(410)	(364,681)	119,371	264,664	(216,298)
Contract owners’ equity beginning of period	600,557,383	659,613,121	497	907	3,290,547	3,171,176	208,032	424,330

Contract owners’ equity end of period	$586,988,224	600,557,383	166	497	2,925,866	3,290,547	472,696	208,032

CHANGES IN UNITS:
Beginning units	22,879,589	24,777,106	43	77	206,322	196,223	17,292	32,825
Units purchased	2,502,709	2,930,968	-	-	12,805	31,470	13,887	192
Units redeemed	(4,483,916)	(4,828,486)	(29)	(34)	(41,867)	(21,371)	(1,045)	(15,725)

Ending units	20,898,382	22,879,589	14	43	177,260	206,322	30,134	17,292

	DFVIPS		DSIF		DSRG		DSGIBA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$267	-	653,628	601,597	48,079	35,642	(28)	-
Realized gain (loss) on investments	1	-	1,311,757	1,693,402	217,417	363,453	4	-
Change in unrealized gain (loss) on investments	(310)	-	1,039,309	(3,276,496)	(304,416)	(1,606,073)	339	-
Reinvested capital gains	14	-	1,500,342	1,267,240	645,799	958,115	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28)	-	4,505,036	285,743	606,879	(248,863)	315	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,457,787	1,485,804	326,537	350,834	203	-
Transfers between funds	23,015	-	(398,922)	323,570	(88,806)	(174,403)	8,526	-
Surrenders (note 6)	-	-	(2,542,930)	(3,421,138)	(340,566)	(664,757)	-	-
Death benefits (note 4)	-	-	(468,792)	(401,192)	(76,937)	(5,309)	-	-
Net policy repayments (loans) (note 5)	(485)	-	228,657	135,818	34,006	146,381	-	-
Deductions for surrender charges (note 2d)	-	-	(21)	(98)	-	(247)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37)	-	(2,230,190)	(2,263,673)	(409,386)	(424,139)	(129)	-
Asset charges (note 3):
MSP contracts	-	-	(17,054)	(18,836)	(2,028)	(2,163)	-	-
SL contracts or LSFP contracts	-	-	(18,332)	(20,537)	(835)	(925)	-	-
Adjustments to maintain reserves	(2)	-	2,248	113	193	(13)	2	-

Net equity transactions	22,491	-	(3,987,549)	(4,180,169)	(557,822)	(774,741)	8,602	-

Net change in contract owners’ equity	22,463	-	517,487	(3,894,426)	49,057	(1,023,604)	8,917	-
Contract owners’ equity beginning of period	-	-	43,486,411	47,380,837	6,674,816	7,698,420	-	-

Contract owners’ equity end of period	$22,463	-	44,003,898	43,486,411	6,723,873	6,674,816	8,917	-

CHANGES IN UNITS:
Beginning units	-	-	896,681	986,251	164,369	182,744	-	-
Units purchased	2,310	-	44,766	55,012	10,823	12,170	873	-
Units redeemed	(52)	-	(118,266)	(144,582)	(23,922)	(30,545)	(13)	-

Ending units	2,258	-	823,181	896,681	151,270	164,369	860	-

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$70,302	72,211	39,460	53,757	13,611	11,269	2,474	12,743
Realized gain (loss) on investments	(19,945)	18,579	280,808	229,332	71,536	271,313	(85,353)	(26,037)
Change in unrealized gain (loss) on investments	150,509	(228,005)	(160,366)	(922,805)	204,530	(883,329)	192,450	(273,272)
Reinvested capital gains	-	-	424,503	464,223	350,928	388,063	-	107,463

Net increase (decrease) in contract owners’ equity resulting from operations	200,866	(137,215)	584,405	(175,493)	640,605	(212,684)	109,571	(179,103)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,415	70,920	109,218	125,962	52,480	59,790	34,128	31,401
Transfers between funds	(64,113)	77,198	304,397	43,181	62,787	(532,250)	(41,145)	17,522
Surrenders (note 6)	(271,188)	(93,975)	(753,803)	(329,669)	(157,457)	(124,855)	(64,390)	(41,279)
Death benefits (note 4)	(15,184)	-	(59,261)	(5,827)	(12,444)	(14,833)	(3,158)	(5,854)
Net policy repayments (loans) (note 5)	(42,002)	(6,197)	(187,638)	48,238	(15,628)	(47,781)	(60)	23,491
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,340)	(96,619)	(146,374)	(143,226)	(88,866)	(88,083)	(39,241)	(39,842)
Asset charges (note 3):
MSP contracts	(1,625)	(1,580)	(663)	(971)	(841)	(923)	(169)	(174)
SL contracts or LSFP contracts	-	-	(923)	(976)	(254)	(253)	(114)	(137)
Adjustments to maintain reserves	33	(8)	63	(1)	55	(53)	5	(4)

Net equity transactions	(425,004)	(50,261)	(734,984)	(263,289)	(160,168)	(749,241)	(114,144)	(14,876)

Net change in contract owners’ equity	(224,138)	(187,476)	(150,579)	(438,782)	480,437	(961,925)	(4,573)	(193,979)
Contract owners’ equity beginning of period	1,650,291	1,837,767	4,256,804	4,695,586	2,275,705	3,237,630	704,647	898,626

Contract owners’ equity end of period	$1,426,153	1,650,291	4,106,225	4,256,804	2,756,142	2,275,705	700,074	704,647

CHANGES IN UNITS:
Beginning units	108,195	111,453	163,813	173,632	71,379	93,738	93,715	95,621
Units purchased	7,762	12,455	15,466	9,878	3,509	2,929	4,982	9,274
Units redeemed	(33,659)	(15,713)	(42,696)	(19,697)	(8,332)	(25,288)	(19,029)	(11,180)

Ending units	82,298	108,195	136,583	163,813	66,556	71,379	79,668	93,715

	TIF		TIF2		FTVGI2		FTVFA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,202	3,726	14,983	32,885	(9,453)	164,544	8,591	6,643
Realized gain (loss) on investments	(4,056)	(4,968)	(102,293)	(55,100)	(40,303)	(27,102)	(2,520)	(1,017)
Change in unrealized gain (loss) on investments	4,796	(9,997)	130,470	(95,533)	94,938	(256,761)	16,660	(24,894)
Reinvested capital gains	1,199	4,071	17,489	39,464	1,730	11,359	8,296	431

Net increase (decrease) in contract owners’ equity resulting from operations	3,141	(7,168)	60,649	(78,284)	46,912	(107,960)	31,027	(18,837)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	31,515	38,602	95,433	91,248	12,115	5,066
Transfers between funds	(26,341)	(2,493)	31,870	(111,810)	1,602	(79,782)	12,622	79,370
Surrenders (note 6)	(5,013)	(19,896)	(76,948)	(101,815)	(49,104)	(39,125)	-	(4,361)
Death benefits (note 4)	-	-	(315)	-	(47,084)	(23,457)	-	(2,189)
Net policy repayments (loans) (note 5)	(2,084)	(17,265)	(52,271)	7,937	13,605	7,066	510	41
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,261)	(2,949)	(31,718)	(35,683)	(102,943)	(102,040)	(19,243)	(19,705)
Asset charges (note 3):
MSP contracts	(34)	(37)	(177)	(200)	(916)	(1,455)	(223)	(232)
SL contracts or LSFP contracts	-	-	(197)	(190)	(300)	(332)	-	-
Adjustments to maintain reserves	(23)	4	14	(10)	30	(7)	8	(11)

Net equity transactions	(35,756)	(42,636)	(98,227)	(203,169)	(89,677)	(147,884)	5,789	57,979

Net change in contract owners’ equity	(32,615)	(49,804)	(37,578)	(281,453)	(42,765)	(255,844)	36,816	39,142
Contract owners’ equity beginning of period	101,520	151,324	1,017,460	1,298,913	2,094,948	2,350,792	249,530	210,388

Contract owners’ equity end of period	$68,905	101,520	979,882	1,017,460	2,052,183	2,094,948	286,346	249,530

CHANGES IN UNITS:
Beginning units	4,512	6,282	125,579	149,193	218,739	233,805	19,969	15,708
Units purchased	-	15	7,814	8,445	14,407	11,141	2,123	7,513
Units redeemed	(1,654)	(1,785)	(20,016)	(32,059)	(23,947)	(26,207)	(1,744)	(3,252)

Ending units	2,858	4,512	113,377	125,579	209,199	218,739	20,348	19,969

	IVKMG1		IVBRA1		JABS		JACAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,188)	(1,299)	(167)	4,458	18,111	15,768	14,567	30,413
Realized gain (loss) on investments	20,607	9,436	(4,398)	(82)	61,833	46,342	(431,134)	4,089
Change in unrealized gain (loss) on investments	(43,795)	(26,888)	17,011	(21,292)	(33,842)	(103,709)	(83,874)	(398,612)
Reinvested capital gains	23,455	20,625	-	10,637	17,160	39,747	524,280	810,763

Net increase (decrease) in contract owners’ equity resulting from operations	(921)	1,874	12,446	(6,279)	63,262	(1,852)	23,839	446,653

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,629	20,388	11,187	2,587	34,824	35,545	96,184	105,879
Transfers between funds	(38,843)	67,645	54,151	30,803	149,837	(219,453)	(268,136)	763,551
Surrenders (note 6)	(33,220)	(6,088)	(16,201)	-	(204,358)	(8,887)	(395,326)	(223,963)
Death benefits (note 4)	(205)	(3,839)	-	-	-	-	(34,085)	(72,006)
Net policy repayments (loans) (note 5)	2,186	(488)	(1,175)	(963)	3,440	(8,440)	22,366	32,234
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,054)	(16,043)	(16,778)	(6,725)	(66,965)	(63,532)	(189,870)	(188,815)
Asset charges (note 3):
MSP contracts	(8)	(62)	-	-	(1,022)	(1,048)	(2,491)	(2,023)
SL contracts or LSFP contracts	(128)	(140)	-	-	(164)	(173)	(1,366)	(1,323)
Adjustments to maintain reserves	10	(5)	1	(4)	22	(31)	67	15

Net equity transactions	(74,633)	61,368	31,185	25,698	(84,386)	(266,019)	(772,657)	413,549

Net change in contract owners’ equity	(75,554)	63,242	43,631	19,419	(21,124)	(267,871)	(748,818)	860,202
Contract owners’ equity beginning of period	286,131	222,889	115,139	95,720	1,352,277	1,620,148	4,619,185	3,758,983

Contract owners’ equity end of period	$210,577	286,131	158,770	115,139	1,331,153	1,352,277	3,870,367	4,619,185

CHANGES IN UNITS:
Beginning units	19,785	15,517	11,752	9,313	53,702	64,330	253,113	229,303
Units purchased	1,162	6,161	6,137	3,233	3,318	2,334	11,006	54,899
Units redeemed	(6,427)	(1,893)	(3,295)	(794)	(6,081)	(12,962)	(55,516)	(31,089)

Ending units	14,520	19,785	14,594	11,752	50,939	53,702	208,603	253,113

	JAGTS		JAIGS		LOVTRC		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,175)	5,495	103,255	(499)	26,653	-	75	227
Realized gain (loss) on investments	(95,576)	99,883	(288,065)	(198,313)	50	-	(3,795)	(1,396)
Change in unrealized gain (loss) on investments	225,346	(243,901)	(82,350)	(161,502)	(43,060)	-	(6,610)	(15,474)
Reinvested capital gains	61,176	232,816	65,099	91,925	4,310	-	20,566	13,094

Net increase (decrease) in contract owners’ equity resulting from operations	184,771	94,293	(202,061)	(268,389)	(12,047)	-	10,236	(3,549)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,627	34,054	117,052	152,728	6,607	-	10,995	8,944
Transfers between funds	(28,498)	539,429	(50,437)	(148,062)	1,146,673	-	3,402	226,713
Surrenders (note 6)	(100,818)	(177,466)	(204,549)	(222,353)	-	-	(33,538)	(17,461)
Death benefits (note 4)	-	-	(55,960)	(45,346)	-	-	(732)	-
Net policy repayments (loans) (note 5)	10,169	1,318	75,978	66,707	-	-	977	(195)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,649)	(61,292)	(145,321)	(167,152)	(10,659)	-	(16,134)	(11,783)
Asset charges (note 3):
MSP contracts	(317)	(209)	(485)	(775)	-	-	-	-
SL contracts or LSFP contracts	(1,414)	(1,338)	(742)	(937)	-	-	(12)	(9)
Adjustments to maintain reserves	24	17	17	(7)	12	-	(5)	-

Net equity transactions	(154,876)	334,513	(264,447)	(365,197)	1,142,633	-	(35,047)	206,209

Net change in contract owners’ equity	29,895	428,806	(466,508)	(633,586)	1,130,586	-	(24,811)	202,660
Contract owners’ equity beginning of period	2,165,381	1,736,575	2,722,803	3,356,389	-	-	202,660	-

Contract owners’ equity end of period	$2,195,276	2,165,381	2,256,295	2,722,803	1,130,586	-	177,849	202,660

CHANGES IN UNITS:
Beginning units	232,405	194,191	218,855	244,895	-	-	20,636	-
Units purchased	22,440	66,626	18,625	20,831	113,793	-	1,519	23,691
Units redeemed	(47,515)	(28,412)	(41,970)	(46,871)	(1,047)	-	(4,992)	(3,055)

Ending units	207,330	232,405	195,510	218,855	112,746	-	17,163	20,636

	MNDIC		MVFIC		MSVFI		MSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(636)	(892)	50,601	52,219	4,632	8,398	38,440	39,392
Realized gain (loss) on investments	(15,966)	(15,421)	258,679	96,976	279	1,971	(58,939)	(16,928)
Change in unrealized gain (loss) on investments	19,016	8,614	(201,317)	(339,217)	10,500	(13,435)	97,023	(33,883)
Reinvested capital gains	4,751	4,525	246,524	163,192	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,165	(3,174)	354,487	(26,830)	15,411	(3,066)	76,524	(11,419)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,291	7,655	889,516	43,354	8,701	5,818	24,691	28,276
Transfers between funds	(21,574)	2,458	342,649	41,387	42,356	(9,219)	59,704	(24,079)
Surrenders (note 6)	(6,745)	-	(780,890)	(119,127)	-	(7,603)	(114,893)	(32,094)
Death benefits (note 4)	-	(26,214)	(59,988)	(17,008)	(1,681)	(10,044)	-	(24,444)
Net policy repayments (loans) (note 5)	634	(277)	(149,153)	70,943	25	(3,213)	6,653	(825)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,301)	(14,334)	(110,827)	(80,502)	(10,965)	(9,574)	(42,003)	(39,323)
Asset charges (note 3):
MSP contracts	-	-	(814)	(964)	(152)	(152)	(461)	(500)
SL contracts or LSFP contracts	-	-	(535)	(755)	(88)	(37)	(201)	(230)
Adjustments to maintain reserves	9	(7)	49	11	(4)	20	3	12

Net equity transactions	(34,686)	(30,719)	130,007	(62,661)	38,192	(34,004)	(66,507)	(93,207)

Net change in contract owners’ equity	(27,521)	(33,893)	484,494	(89,491)	53,603	(37,070)	10,017	(104,626)
Contract owners’ equity beginning of period	133,187	167,080	2,615,480	2,704,971	256,761	293,831	797,388	902,014

Contract owners’ equity end of period	$105,666	133,187	3,099,974	2,615,480	310,364	256,761	807,405	797,388

CHANGES IN UNITS:
Beginning units	10,222	12,507	87,843	89,656	17,230	19,453	26,929	29,799
Units purchased	581	1,171	16,434	5,567	3,197	902	2,617	2,131
Units redeemed	(3,325)	(3,456)	(12,566)	(7,380)	(868)	(3,125)	(4,670)	(5,001)

Ending units	7,478	10,222	91,711	87,843	19,559	17,230	24,876	26,929

	MSVRE		IDPG		NVBX		NVIX
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,365	8,778	(15)	2,526	5,373	1,136	2,087	1,899
Realized gain (loss) on investments	51,769	132,570	(9,064)	(6)	1,416	(72)	(2,743)	(95)
Change in unrealized gain (loss) on investments	13,629	(129,558)	6,310	(6,310)	(10,229)	(1,796)	687	(5,182)
Reinvested capital gains	-	-	-	-	602	766	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,763	11,790	(2,769)	(3,790)	(2,838)	34	31	(3,378)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,167	31,666	-	-	13,686	852	1,318	718
Transfers between funds	30,164	(180,244)	(150,654)	157,870	195,330	37,640	2,815	89,284
Surrenders (note 6)	(20,315)	(151,841)	-	-	-	-	-	-
Death benefits (note 4)	(22,042)	(19,611)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,341)	(5,070)	-	-	(1,592)	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,729)	(31,614)	(237)	(420)	(6,508)	(1,508)	(2,718)	(1,585)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,717)	(1,697)	-	-	-	-	-	-
Adjustments to maintain reserves	57	11	-	-	12	(3)	(3)	(9)

Net equity transactions	(32,756)	(358,400)	(150,891)	157,450	200,928	36,981	1,412	88,408

Net change in contract owners’ equity	41,007	(346,610)	(153,660)	153,660	198,090	37,015	1,443	85,030
Contract owners’ equity beginning of period	1,265,754	1,612,364	153,660	-	79,833	42,818	89,175	4,145

Contract owners’ equity end of period	$1,306,761	1,265,754	-	153,660	277,923	79,833	90,618	89,175

CHANGES IN UNITS:
Beginning units	24,812	33,626	15,862	-	7,825	4,180	9,872	452
Units purchased	1,067	450	-	15,905	20,562	7,950	428	9,587
Units redeemed	(1,470)	(9,264)	(15,862)	(43)	(1,627)	(4,305)	(308)	(167)

Ending units	24,409	24,812	-	15,862	26,760	7,825	9,992	9,872

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$127,719	134,981	36,152	27,793	10,174	5,949	15,141	2,501
Realized gain (loss) on investments	105,322	259,919	157,124	77,137	24,472	18,207	56,785	177,878
Change in unrealized gain (loss) on investments	350,083	(1,657,346)	(133,508)	(228,084)	(21,996)	(28,852)	(224,735)	(240,473)
Reinvested capital gains	676,631	901,500	156,918	130,973	1,800	297	145,233	149,454

Net increase (decrease) in contract owners’ equity resulting from operations	1,259,755	(360,946)	216,686	7,819	14,450	(4,399)	(7,576)	89,360

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,856	230,905	78,027	66,846	14,276	23,577	43,139	40,573
Transfers between funds	(126,933)	(62,283)	78,989	617,549	(65,722)	(12,023)	139,180	72,055
Surrenders (note 6)	(275,356)	(1,100,489)	(373,075)	(167,462)	(182,110)	(73,499)	(189,282)	(61,651)
Death benefits (note 4)	(1,175)	(202,845)	(20,911)	-	(10,455)	-	(13,666)	(16,167)
Net policy repayments (loans) (note 5)	(77,883)	476,133	(113,101)	(1,193)	9,540	(5,621)	(30,444)	(16,590)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(328,786)	(323,289)	(100,332)	(91,183)	(20,757)	(24,662)	(61,149)	(60,571)
Asset charges (note 3):
MSP contracts	(3,250)	(3,783)	(1,690)	(1,572)	(46)	(47)	(921)	(907)
SL contracts or LSFP contracts	(1,972)	(2,044)	-	-	-	-	-	-
Adjustments to maintain reserves	105	(50)	42	(1)	17	(10)	28	(13)

Net equity transactions	(611,394)	(987,745)	(452,051)	422,984	(255,257)	(92,285)	(113,115)	(43,271)

Net change in contract owners’ equity	648,361	(1,348,691)	(235,365)	430,803	(240,807)	(96,684)	(120,691)	46,089
Contract owners’ equity beginning of period	6,774,869	8,123,560	2,903,027	2,472,224	678,526	775,210	1,626,725	1,580,636

Contract owners’ equity end of period	$7,423,230	6,774,869	2,667,662	2,903,027	437,719	678,526	1,506,034	1,626,725

CHANGES IN UNITS:
Beginning units	298,423	340,738	183,408	156,967	54,192	61,439	92,179	94,935
Units purchased	12,291	12,469	9,886	43,657	1,428	2,099	11,845	7,667
Units redeemed	(37,780)	(54,784)	(37,862)	(17,216)	(21,366)	(9,346)	(18,489)	(10,423)

Ending units	272,934	298,423	155,432	183,408	34,254	54,192	85,535	92,179

	GVAGR2		GVAGI2		HIBF		GEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(4,773)	3,972	3,936	2,884	52,165	50,895	5,336	7,597
Realized gain (loss) on investments	50,018	71,257	56,765	127,560	(10,038)	(17,229)	(92,053)	(50,967)
Change in unrealized gain (loss) on investments	(276,185)	(19,829)	(82,035)	(184,913)	88,637	(71,904)	225,460	(382,944)
Reinvested capital gains	376,341	47,984	87,803	61,100	-	10,047	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,401	103,384	66,469	6,631	130,764	(28,191)	138,743	(426,314)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,224	59,927	19,255	23,726	51,401	58,025	74,277	85,743
Transfers between funds	25,858	(4,288)	(41,068)	7,404	(17,405)	(267,931)	(128,555)	(27,080)
Surrenders (note 6)	(59,019)	(54,030)	(187,784)	(289,534)	(64,072)	(15,877)	(131,891)	(168,751)
Death benefits (note 4)	(13,445)	(18,885)	(2,414)	(171)	(11,266)	(48,583)	(61,151)	(19,431)
Net policy repayments (loans) (note 5)	45,614	8,276	(30,214)	1,197	3,561	943	11,281	112,580
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(7)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,405)	(69,835)	(27,270)	(30,301)	(40,383)	(45,622)	(116,978)	(134,341)
Asset charges (note 3):
MSP contracts	(1,166)	(1,191)	(237)	(237)	(1,141)	(1,618)	(261)	(309)
SL contracts or LSFP contracts	-	-	-	-	(384)	(349)	(561)	(827)
Adjustments to maintain reserves	50	(15)	23	(13)	(4)	20	47	(12)

Net equity transactions	(21,289)	(80,041)	(269,709)	(287,929)	(79,693)	(320,992)	(353,792)	(152,435)

Net change in contract owners’ equity	124,112	23,343	(203,240)	(281,298)	51,071	(349,183)	(215,049)	(578,749)
Contract owners’ equity beginning of period	1,820,079	1,796,736	830,178	1,111,476	971,516	1,320,699	2,147,413	2,726,162

Contract owners’ equity end of period	$1,944,191	1,820,079	626,938	830,178	1,022,587	971,516	1,932,364	2,147,413

CHANGES IN UNITS:
Beginning units	107,876	112,790	57,553	77,509	47,324	62,280	108,444	115,025
Units purchased	6,564	6,785	2,629	2,169	3,318	3,364	7,161	8,439
Units redeemed	(8,288)	(11,699)	(20,866)	(22,125)	(6,862)	(18,320)	(24,182)	(15,020)

Ending units	106,152	107,876	39,316	57,553	43,780	47,324	91,423	108,444

	GIG		NVNMO1		NVNSR1		NVCRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$57,116	137	35,973	35,587	275	373	4,596	6,889
Realized gain (loss) on investments	(101,575)	(1,086)	236,776	375,791	(655)	30,138	(3,776)	7,654
Change in unrealized gain (loss) on investments	46,555	(274,637)	674,201	(1,802,664)	(301)	(47,990)	(7,808)	(45,447)
Reinvested capital gains	-	147,138	628,061	1,184,849	10,609	16,723	20,362	24,740

Net increase (decrease) in contract owners’ equity resulting from operations	2,096	(128,448)	1,575,011	(206,437)	9,928	(756)	13,374	(6,164)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	128,614	140,533	395,840	462,996	2,935	4,295	13,164	12,590
Transfers between funds	(32,076)	(54,422)	(414,877)	(140,034)	(8,450)	(23,625)	(47,238)	8,307
Surrenders (note 6)	(291,314)	(489,263)	(709,214)	(796,831)	(1,860)	(4,191)	(17,194)	(14,114)
Death benefits (note 4)	(15,671)	(50,758)	(98,787)	(312,596)	-	-	-	(5,399)
Net policy repayments (loans) (note 5)	11,198	156,361	164,460	166,247	(1,016)	(40)	6,333	4,610
Deductions for surrender charges (note 2d)	-	-	(6)	(42)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(161,786)	(173,584)	(618,531)	(630,322)	(3,133)	(3,518)	(15,152)	(17,913)
Asset charges (note 3):
MSP contracts	(2,040)	(2,575)	(7,343)	(8,379)	-	-	-	-
SL contracts or LSFP contracts	(458)	(463)	(8)	(8)	-	-	-	-
Adjustments to maintain reserves	36	9	233	(10)	13	(9)	6	(5)

Net equity transactions	(363,497)	(474,162)	(1,288,233)	(1,258,979)	(11,511)	(27,088)	(60,081)	(11,924)

Net change in contract owners’ equity	(361,401)	(602,610)	286,778	(1,465,416)	(1,583)	(27,844)	(46,707)	(18,088)
Contract owners’ equity beginning of period	3,717,354	4,319,964	13,189,436	14,654,852	110,884	138,728	306,120	324,208

Contract owners’ equity end of period	$3,355,953	3,717,354	13,476,214	13,189,436	109,301	110,884	259,413	306,120

CHANGES IN UNITS:
Beginning units	249,338	279,705	955,017	1,044,467	6,966	8,635	23,044	23,914
Units purchased	14,354	15,395	47,790	51,630	225	307	1,601	3,476
Units redeemed	(39,441)	(45,762)	(139,351)	(141,080)	(923)	(1,976)	(6,494)	(4,346)

Ending units	224,251	249,338	863,456	955,017	6,268	6,966	18,151	23,044

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,278	13,233	13,777	17,000	1,313	711	22,883	30,429
Realized gain (loss) on investments	(18,026)	1,531	1,704	29,030	(1,668)	(1,976)	43,499	20,771
Change in unrealized gain (loss) on investments	23,614	(35,316)	(21,298)	(98,563)	1,163	(243)	(75,066)	(138,724)
Reinvested capital gains	18,715	14,516	47,106	44,516	1,742	1,404	67,871	69,615

Net increase (decrease) in contract owners’ equity resulting from operations	32,581	(6,036)	41,289	(8,017)	2,550	(104)	59,187	(17,909)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,071	7,372	25,216	27,664	3,854	5,686	53,089	37,297
Transfers between funds	(360,151)	354,949	(41,118)	(119,783)	18,643	(41,794)	(8,010)	110,961
Surrenders (note 6)	(7,096)	(39)	(13,129)	(6,261)	-	(9,520)	(343,196)	(42,137)
Death benefits (note 4)	-	-	-	-	-	(25,858)	-	-
Net policy repayments (loans) (note 5)	163	(55)	8,338	23	(2,204)	193	102,099	20,539
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,019)	(11,520)	(37,371)	(35,638)	(5,809)	(6,235)	(68,081)	(72,701)
Asset charges (note 3):
MSP contracts	(50)	(51)	(56)	(58)	(29)	(29)	(991)	(1,017)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	(16)	8	12	10	(5)	22	(15)

Net equity transactions	(371,075)	350,640	(58,112)	(134,041)	14,465	(77,562)	(265,068)	52,927

Net change in contract owners’ equity	(338,494)	344,604	(16,823)	(142,058)	17,015	(77,666)	(205,881)	35,018
Contract owners’ equity beginning of period	741,335	396,731	639,066	781,124	45,654	123,320	1,238,000	1,202,982

Contract owners’ equity end of period	$402,841	741,335	622,243	639,066	62,669	45,654	1,032,119	1,238,000

CHANGES IN UNITS:
Beginning units	55,893	29,486	47,510	57,074	3,650	9,728	92,343	88,472
Units purchased	570	27,859	2,263	2,567	1,796	468	6,429	14,043
Units redeemed	(27,702)	(1,452)	(6,429)	(12,131)	(644)	(6,546)	(26,336)	(10,172)

Ending units	28,761	55,893	43,344	47,510	4,802	3,650	72,436	92,343

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15,474	17,707	3,138	4,089	13,350	12,013	3,194	1,431
Realized gain (loss) on investments	(1,471)	17,894	(1,157)	13,529	56	(2,312)	(427)	2,994
Change in unrealized gain (loss) on investments	(24,587)	(111,061)	172	(25,106)	7,271	(19,792)	698	(5,352)
Reinvested capital gains	59,747	64,317	5,432	7,644	970	2,380	501	956

Net increase (decrease) in contract owners’ equity resulting from operations	49,163	(11,143)	7,585	156	21,647	(7,711)	3,966	29

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,186	34,835	8,775	9,631	6,285	14,802	4,311	5,551
Transfers between funds	-	9,272	197	(2,690)	53,620	1,066	23,524	1,396
Surrenders (note 6)	(3,300)	(1,694)	-	-	(22,000)	(11,756)	(11,935)	(42,550)
Death benefits (note 4)	(5,126)	-	(40,358)	(88,508)	-	-	-	(49,392)
Net policy repayments (loans) (note 5)	513	761	1,742	1,870	463	298	(7,581)	18
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,671)	(41,104)	(21,336)	(41,988)	(12,839)	(12,667)	(6,736)	(7,093)
Asset charges (note 3):
MSP contracts	-	-	(493)	(697)	(63)	(131)	-	-
SL contracts or LSFP contracts	-	-	-	-	(51)	(13)	-	-
Adjustments to maintain reserves	3	10	(1)	6	8	(2)	(17)	9

Net equity transactions	(25,395)	2,080	(51,474)	(122,376)	25,423	(8,403)	1,566	(92,061)

Net change in contract owners’ equity	23,768	(9,063)	(43,889)	(122,220)	47,070	(16,114)	5,532	(92,032)
Contract owners’ equity beginning of period	709,071	718,134	182,273	304,493	507,356	523,470	118,454	210,486

Contract owners’ equity end of period	$732,839	709,071	138,384	182,273	554,426	507,356	123,986	118,454

CHANGES IN UNITS:
Beginning units	53,137	52,799	13,838	22,655	39,308	39,970	8,359	14,705
Units purchased	2,245	9,260	1,357	1,236	4,623	1,910	1,374	554
Units redeemed	(4,120)	(8,922)	(5,267)	(10,053)	(2,975)	(2,572)	(1,259)	(6,900)

Ending units	51,262	53,137	9,928	13,838	40,956	39,308	8,474	8,359

	TRF		GBF		GVIX2		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$391,953	303,074	82,060	72,424	7,863	7,185	56,958	17,988
Realized gain (loss) on investments	1,012,006	976,843	(95,739)	(54,615)	(4,781)	(1,229)	56,198	132,688
Change in unrealized gain (loss) on investments	3,385,937	(1,047,198)	32,887	(51,863)	(1,515)	(12,853)	(51,431)	(175,162)
Reinvested capital gains	-	-	-	-	-	-	308,420	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,789,896	232,719	19,208	(34,054)	1,567	(6,897)	370,145	(24,486)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,628,741	2,745,086	200,400	265,912	110,349	5,287	136,180	91,020
Transfers between funds	(432,614)	(109,475)	168,905	(59,172)	(14,451)	29,564	1,907,412	20,838
Surrenders (note 6)	(2,401,658)	(3,400,665)	(183,614)	(507,619)	(99,030)	(10,823)	(58,678)	(517,633)
Death benefits (note 4)	(459,856)	(589,656)	(107,503)	(333,354)	-	-	-	(15,150)
Net policy repayments (loans) (note 5)	402,041	826,048	(9,052)	438,380	(12,272)	(12,259)	18,510	327,163
Deductions for surrender charges (note 2d)	(180)	(231)	-	(5)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,513,726)	(3,613,607)	(394,663)	(384,577)	(11,322)	(12,010)	(90,236)	(84,597)
Asset charges (note 3):
MSP contracts	(10,056)	(10,791)	(6,942)	(7,312)	(1,011)	(1,212)	(726)	(768)
SL contracts or LSFP contracts	(6,555)	(6,721)	(765)	(1,024)	-	-	(7,767)	-
Adjustments to maintain reserves	1,913	110	124	3	(1)	6	49	(43)

Net equity transactions	(3,791,950)	(4,159,902)	(333,110)	(588,768)	(27,738)	(1,447)	1,904,744	(179,170)

Net change in contract owners’ equity	997,946	(3,927,183)	(313,902)	(622,822)	(26,171)	(8,344)	2,274,889	(203,656)
Contract owners’ equity beginning of period	47,598,621	51,525,804	5,705,897	6,328,719	392,938	401,282	1,994,621	2,198,277

Contract owners’ equity end of period	$48,596,567	47,598,621	5,391,995	5,705,897	366,767	392,938	4,269,510	1,994,621

CHANGES IN UNITS:
Beginning units	794,468	877,893	172,237	191,939	42,885	43,094	94,671	102,676
Units purchased	56,621	68,621	17,218	13,244	2,622	3,147	93,468	6,637
Units redeemed	(121,405)	(152,046)	(27,074)	(32,946)	(5,630)	(3,356)	(9,324)	(14,642)

Ending units	729,684	794,468	162,381	172,237	39,877	42,885	178,815	94,671

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,897	5,426	1,118	908	4,667	4,630	49,482	39,930
Realized gain (loss) on investments	1,533	2,489	(1,339)	(2,706)	(12,311)	435	84,924	396,898
Change in unrealized gain (loss) on investments	7,066	(16,823)	2,898	(1,914)	14,460	(21,745)	(98,566)	(613,924)
Reinvested capital gains	10,770	7,693	3,614	5,379	11,092	15,741	183,151	159,441

Net increase (decrease) in contract owners’ equity resulting from operations	27,266	(1,215)	6,291	1,667	17,908	(939)	218,991	(17,655)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,014	13,653	2,543	3,761	22,382	17,856	186,742	171,045
Transfers between funds	92,712	(7,234)	(853)	52,113	32,915	-	47,525	(97,917)
Surrenders (note 6)	(842)	(1,304)	(2,709)	(51,590)	(62,900)	(467,545)	(68,650)	(743,684)
Death benefits (note 4)	(1,760)	-	-	(6,767)	-	-	(52,381)	(97,486)
Net policy repayments (loans) (note 5)	871	656	726	(1,422)	(30,785)	395,686	45,627	240,151
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,127)	(6,283)	(8,624)	(8,655)	(40,310)	(39,326)	(262,747)	(406,443)
Asset charges (note 3):
MSP contracts	(2,224)	(2,232)	(18)	(39)	(399)	(398)	(8,131)	(8,679)
SL contracts or LSFP contracts	-	-	-	-	(186)	(187)	(838)	(1,167)
Adjustments to maintain reserves	13	3	(2)	3	8	4	54	(23)

Net equity transactions	92,657	(2,741)	(8,937)	(12,596)	(79,275)	(93,910)	(112,799)	(944,203)

Net change in contract owners’ equity	119,923	(3,956)	(2,646)	(10,929)	(61,367)	(94,849)	106,192	(961,858)
Contract owners’ equity beginning of period	351,472	355,428	96,696	107,625	459,878	554,727	3,400,620	4,362,478

Contract owners’ equity end of period	$471,395	351,472	94,050	96,696	398,511	459,878	3,506,812	3,400,620

CHANGES IN UNITS:
Beginning units	21,278	21,450	5,282	5,824	29,949	36,129	176,900	224,415
Units purchased	6,616	892	420	3,882	3,959	3,689	18,984	15,998
Units redeemed	(851)	(1,064)	(898)	(4,424)	(8,680)	(9,869)	(25,321)	(63,513)

Ending units	27,043	21,278	4,804	5,282	25,228	29,949	170,563	176,900

	GVDMA		GVDMC		MCIF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$63,856	50,184	6,824	40,966	41,949	39,116	(79,384)	(89,560)
Realized gain (loss) on investments	44,999	54,913	378,140	15,493	258,910	187,748	-	-
Change in unrealized gain (loss) on investments	(99,328)	(256,094)	(259,424)	(263,047)	145,907	(802,059)	-	-
Reinvested capital gains	366,207	94,766	39,941	187,054	537,979	407,893	301	-

Net increase (decrease) in contract owners’ equity resulting from operations	375,734	(56,231)	165,481	(19,534)	984,745	(167,302)	(79,083)	(89,560)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	202,223	182,236	171,103	172,430	127,610	111,139	2,121,927	1,312,636
Transfers between funds	(14,730)	81,786	56,819	(6,568)	(129,967)	411,715	5,537,113	2,547
Surrenders (note 6)	(378,304)	(517,156)	(2,780,139)	(34,223)	(497,958)	(140,560)	(7,690,194)	(3,279,330)
Death benefits (note 4)	(19,716)	(91)	-	-	(86,077)	(22,367)	(459,961)	(612,352)
Net policy repayments (loans) (note 5)	226,643	209,915	20,517	(7,396)	71,118	(38,621)	1,151,120	1,402,402
Deductions for surrender charges (note 2d)	-	(203)	-	-	-	(4)	(122)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(240,302)	(236,842)	(104,995)	(115,017)	(242,173)	(276,089)	(1,425,925)	(1,556,678)
Asset charges (note 3):
MSP contracts	(3,943)	(3,939)	(775)	(1,143)	(2,892)	(3,562)	(14,002)	(13,088)
SL contracts or LSFP contracts	(1,127)	(1,139)	-	-	(943)	(813)	(7,195)	(6,768)
Adjustments to maintain reserves	80	(9)	60	-	114	(18)	(80)	(289)

Net equity transactions	(229,176)	(285,442)	(2,637,410)	8,083	(761,168)	40,820	(787,319)	(2,750,922)

Net change in contract owners’ equity	146,558	(341,673)	(2,471,929)	(11,451)	223,577	(126,482)	(866,402)	(2,840,482)
Contract owners’ equity beginning of period	4,972,297	5,313,970	3,565,318	3,576,769	6,121,644	6,248,126	15,241,791	18,082,273

Contract owners’ equity end of period	$5,118,855	4,972,297	1,093,389	3,565,318	6,345,221	6,121,644	14,375,389	15,241,791

CHANGES IN UNITS:
Beginning units	243,227	256,990	202,821	202,460	206,498	205,415	921,079	1,080,346
Units purchased	15,906	13,850	13,610	11,728	7,171	22,014	323,766	172,207
Units redeemed	(27,362)	(27,613)	(155,980)	(11,367)	(33,877)	(20,931)	(367,653)	(331,474)

Ending units	231,771	243,227	60,451	202,821	179,792	206,498	877,192	921,079

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34,221	7,897	10,547	4,799	5,347	(2,382)	17,867	10,422
Realized gain (loss) on investments	(118,119)	(33,340)	(45,827)	(2,308)	(92,789)	208,737	(12,585)	55,042
Change in unrealized gain (loss) on investments	(101,704)	(287,793)	44,918	(36,881)	(99,997)	(331,028)	58,145	(306,841)
Reinvested capital gains	83,750	259,733	-	-	224,584	156,654	134,170	170,378

Net increase (decrease) in contract owners’ equity resulting from operations	(101,852)	(53,503)	9,638	(34,390)	37,145	31,981	197,597	(70,999)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,928	151,866	25,040	18,783	49,853	54,415	56,485	55,582
Transfers between funds	(5,041)	143,196	(117,253)	119,374	(38,926)	(105,903)	21,657	2,240
Surrenders (note 6)	(369,679)	(211,032)	(20,654)	(22,012)	(239,091)	(210,453)	(81,661)	(14,932)
Death benefits (note 4)	(42,134)	(45,715)	(669)	(2,071)	(17,223)	(5,289)	(1,909)	-
Net policy repayments (loans) (note 5)	2,263	42,692	794	(1,209)	(834)	11,949	34,240	4,412
Deductions for surrender charges (note 2d)	(3)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(197,472)	(203,159)	(29,450)	(31,285)	(80,144)	(95,230)	(67,706)	(64,492)
Asset charges (note 3):
MSP contracts	(1,257)	(1,748)	(70)	(112)	(1,086)	(1,130)	(288)	(272)
SL contracts or LSFP contracts	(1)	(3)	(189)	(205)	(678)	(658)	(471)	(475)
Adjustments to maintain reserves	39	(5)	6	(1)	40	(9)	49	(19)

Net equity transactions	(460,357)	(123,908)	(142,445)	81,262	(328,089)	(352,308)	(39,604)	(17,956)

Net change in contract owners’ equity	(562,209)	(177,411)	(132,807)	46,872	(290,944)	(320,327)	157,993	(88,955)
Contract owners’ equity beginning of period	4,177,238	4,354,649	567,297	520,425	1,833,853	2,154,180	1,246,881	1,335,836

Contract owners’ equity end of period	$3,615,029	4,177,238	434,490	567,297	1,542,909	1,833,853	1,404,874	1,246,881

CHANGES IN UNITS:
Beginning units	432,427	446,203	33,454	28,978	114,835	138,851	87,462	90,319
Units purchased	27,947	40,210	2,481	8,829	7,142	6,448	7,471	6,989
Units redeemed	(75,881)	(53,986)	(11,487)	(4,353)	(27,344)	(30,464)	(9,918)	(9,846)

Ending units	384,493	432,427	24,448	33,454	94,633	114,835	85,015	87,462

	NVMMG1		NVMMV2		SCGF		SCVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(141,509)	(166,025)	188,051	145,924	(5,886)	(6,848)	8,124	14,092
Realized gain (loss) on investments	780,424	1,158,366	489,089	670,460	(36,409)	81,446	322,531	448,885
Change in unrealized gain (loss) on investments	(2,169,996)	(5,388,566)	821,206	(4,050,342)	(165,768)	(267,373)	274,282	(1,351,892)
Reinvested capital gains	3,024,989	4,299,066	1,943,026	2,475,846	284,573	196,919	451,972	546,767

Net increase (decrease) in contract owners’ equity resulting from operations	1,493,908	(97,159)	3,441,372	(758,112)	76,510	4,144	1,056,909	(342,148)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	869,232	1,031,866	572,056	617,500	23,063	62,222	121,112	189,275
Transfers between funds	(371,677)	238,082	(269,987)	198,647	(113,214)	297,086	(419,575)	74,156
Surrenders (note 6)	(1,914,582)	(2,021,250)	(969,706)	(1,223,044)	(148,283)	(93,235)	(360,191)	(357,155)
Death benefits (note 4)	(231,806)	(203,993)	(106,026)	(250,379)	-	(80,942)	(1,546)	(61,233)
Net policy repayments (loans) (note 5)	628,028	188,066	123,935	196,921	946	(19,259)	(30,166)	126,361
Deductions for surrender charges (note 2d)	(247)	(236)	(24)	(111)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,389,130)	(1,496,636)	(1,068,553)	(1,025,468)	(48,644)	(56,001)	(205,987)	(225,639)
Asset charges (note 3):
MSP contracts	(10,122)	(10,569)	(5,728)	(6,049)	(465)	(494)	(1,833)	(2,185)
SL contracts or LSFP contracts	(482)	(514)	(60)	(44)	(540)	(597)	(3,014)	(4,895)
Adjustments to maintain reserves	455	(43)	414	(3)	25	(25)	90	(24)

Net equity transactions	(2,420,331)	(2,275,227)	(1,723,679)	(1,492,030)	(287,112)	108,755	(901,110)	(261,339)

Net change in contract owners’ equity	(926,423)	(2,372,386)	1,717,693	(2,250,142)	(210,602)	112,899	155,799	(603,487)
Contract owners’ equity beginning of period	27,722,591	30,094,977	21,751,539	24,001,681	1,521,010	1,408,111	5,020,735	5,624,222

Contract owners’ equity end of period	$26,796,168	27,722,591	23,469,232	21,751,539	1,310,408	1,521,010	5,176,534	5,020,735

CHANGES IN UNITS:
Beginning units	1,797,627	1,938,492	1,226,871	1,308,008	125,888	117,262	132,480	139,264
Units purchased	89,993	123,652	46,027	80,007	2,944	27,866	6,754	12,477
Units redeemed	(247,115)	(264,517)	(141,350)	(161,144)	(28,542)	(19,240)	(29,562)	(19,261)

Ending units	1,640,505	1,797,627	1,131,548	1,226,871	100,290	125,888	109,672	132,480

	SCF		MSBF		NVSTB2		NVOLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(26,367)	(23,634)	32,265	15,555	6,068	6,095	154,241	68,531
Realized gain (loss) on investments	(71,013)	(72,804)	(4,158)	123	(273)	(7,523)	1,283,442	1,979,169
Change in unrealized gain (loss) on investments	880,099	(1,849,853)	50,673	(52,530)	4,938	(4,578)	(12,935,124)	(7,496,685)
Reinvested capital gains	2,262,815	1,659,488	-	-	-	-	13,217,313	7,805,221

Net increase (decrease) in contract owners’ equity resulting from operations	3,045,534	(286,803)	78,780	(36,852)	10,733	(6,006)	1,719,872	2,356,236

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	425,391	459,018	41,242	24,584	14,765	24,127	1,800,406	1,437,430
Transfers between funds	(454,948)	(781,827)	193,174	(22,909)	(8,982)	(5,011)	11,911,100	(733,173)
Surrenders (note 6)	(762,337)	(979,656)	(22,020)	(12,312)	(3,658)	(8,883)	(4,427,644)	(3,115,663)
Death benefits (note 4)	(139,112)	(172,194)	(31,396)	-	-	(11,202)	(347,179)	(585,458)
Net policy repayments (loans) (note 5)	174,982	85,563	16,386	(27,834)	(9,986)	(7,024)	257,203	160,245
Deductions for surrender charges (note 2d)	(48)	(56)	-	-	-	-	(1)	(110)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(686,731)	(729,558)	(53,349)	(48,087)	(13,938)	(17,247)	(2,887,181)	(2,291,070)
Asset charges (note 3):
MSP contracts	(6,427)	(7,314)	(522)	(689)	(23)	(97)	(19,811)	(19,407)
SL contracts or LSFP contracts	(3,336)	(3,963)	(251)	(264)	-	-	(17,146)	(17,890)
Adjustments to maintain reserves	10,301	(815)	12	(8)	8	(7)	776	980

Net equity transactions	(1,442,265)	(2,130,802)	143,276	(87,519)	(21,814)	(25,344)	6,270,523	(5,164,116)

Net change in contract owners’ equity	1,603,269	(2,417,605)	222,056	(124,371)	(11,081)	(31,350)	7,990,395	(2,807,880)
Contract owners’ equity beginning of period	14,987,603	17,405,208	1,044,414	1,168,785	541,895	573,245	50,524,523	53,332,403

Contract owners’ equity end of period	$16,590,872	14,987,603	1,266,470	1,044,414	530,814	541,895	58,514,918	50,524,523

CHANGES IN UNITS:
Beginning units	259,198	295,850	54,232	58,596	49,153	51,526	2,025,618	2,236,695
Units purchased	10,648	11,036	12,418	2,275	1,911	3,117	584,820	99,943
Units redeemed	(35,581)	(47,688)	(5,277)	(6,639)	(3,862)	(5,490)	(332,042)	(311,021)

Ending units	234,265	259,198	61,373	54,232	47,202	49,153	2,278,396	2,025,618

	NVTIV3		EIF		NVRE1		NVLCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,700	2,545	15,519	7,962	126,566	200,352	1,346	18
Realized gain (loss) on investments	(3,670)	(865)	61,098	39,711	(620,000)	(37,780)	(68)	(85)
Change in unrealized gain (loss) on investments	(1,024)	(21,489)	35,241	(102,042)	326,971	(2,095,864)	4,027	222
Reinvested capital gains	2,481	8,492	-	-	698,150	1,367,077	868	61

Net increase (decrease) in contract owners’ equity resulting from operations	487	(11,317)	111,858	(54,369)	531,687	(566,215)	6,173	216

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,963	6,637	28,176	25,345	238,588	265,215	238	1,215
Transfers between funds	9,392	21,716	(138,502)	63,999	(107,379)	(577,031)	95,867	-
Surrenders (note 6)	(4,959)	(6,690)	(50,617)	(16,090)	(713,966)	(495,360)	-	-
Death benefits (note 4)	-	-	(1,199)	(985)	(21,995)	(233,589)	-	(6,662)
Net policy repayments (loans) (note 5)	386	363	11,127	(23,616)	(2,878)	78,944	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,732)	(7,161)	(32,861)	(36,100)	(386,183)	(415,384)	(740)	(987)
Asset charges (note 3):
MSP contracts	-	-	(9)	(10)	(3,435)	(4,058)	-	-
SL contracts or LSFP contracts	(4)	-	(47)	(55)	(1,044)	(1,048)	-	-
Adjustments to maintain reserves	7	22	(13)	18	175	(15)	(6)	(1)

Net equity transactions	2,053	14,887	(183,945)	12,506	(998,117)	(1,382,326)	95,359	(6,435)

Net change in contract owners’ equity	2,540	3,570	(72,087)	(41,863)	(466,430)	(1,948,541)	101,532	(6,219)
Contract owners’ equity beginning of period	177,741	174,171	796,114	837,977	8,931,249	10,879,790	1,132	7,351

Contract owners’ equity end of period	$180,281	177,741	724,027	796,114	8,464,819	8,931,249	102,664	1,132

CHANGES IN UNITS:
Beginning units	11,997	11,223	32,104	31,499	624,463	716,177	100	627
Units purchased	1,007	1,740	1,937	4,385	31,098	34,465	8,147	102
Units redeemed	(917)	(966)	(9,137)	(3,780)	(101,297)	(126,179)	(62)	(629)

Ending units	12,087	11,997	24,904	32,104	554,264	624,463	8,185	100

	NVLMP		NVSIX2		GVEX1		AMTB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$100	166	980	659	38,214	30,485	9,752	24,259
Realized gain (loss) on investments	(19)	(6)	(9,436)	(37)	52,844	52,407	(43,650)	(20,251)
Change in unrealized gain (loss) on investments	619	(723)	16,720	(15,994)	124,452	(87,031)	54,180	(12,385)
Reinvested capital gains	133	131	14,763	9,264	43,578	32,140	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	833	(432)	23,027	(6,108)	259,088	28,001	20,282	(8,377)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	512	188	2,204	7,883	910,838	34,699	69,380	63,475
Transfers between funds	-	10,131	48,934	55,552	421,162	64,972	(492,112)	(87,264)
Surrenders (note 6)	-	-	(10,749)	-	(803,413)	(7,533)	(217,113)	(118,093)
Death benefits (note 4)	-	-	-	-	-	(28,777)	(18,118)	(65,006)
Net policy repayments (loans) (note 5)	-	-	(1,500)	172	(114,148)	(11)	8,729	43,305
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(2)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(281)	(106)	(6,228)	(4,154)	(79,641)	(58,808)	(98,087)	(89,097)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(3,737)	(3,830)
SL contracts or LSFP contracts	-	-	-	-	-	-	(700)	(734)
Adjustments to maintain reserves	1	1	(1)	3	40	3	51	(13)

Net equity transactions	232	10,214	32,660	59,456	334,838	4,545	(751,709)	(257,257)

Net change in contract owners’ equity	1,065	9,782	55,687	53,348	593,926	32,546	(731,427)	(265,634)
Contract owners’ equity beginning of period	9,782	-	114,888	61,540	2,221,989	2,189,443	2,510,683	2,776,317

Contract owners’ equity end of period	$10,847	9,782	170,575	114,888	2,815,915	2,221,989	1,779,256	2,510,683

CHANGES IN UNITS:
Beginning units	878	-	9,242	4,685	165,957	164,565	138,717	151,479
Units purchased	45	887	3,135	4,955	44,608	11,896	7,091	10,195
Units redeemed	(25)	(9)	(965)	(398)	(21,250)	(10,504)	(59,656)	(22,957)

Ending units	898	878	11,412	9,242	189,315	165,957	86,152	138,717

	AMGP		AMINS		AMCG		AMMCGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(153)	417	122	203	(7,684)	(1,426)	(851)	(167)
Realized gain (loss) on investments	(17,512)	2,064	113	196	(19,607)	(2,998)	(5,212)	(2,867)
Change in unrealized gain (loss) on investments	12,449	(50,299)	(727)	(289)	8,662	(74,940)	1,988	(5,763)
Reinvested capital gains	15,270	38,715	103	59	73,998	-	7,129	222

Net increase (decrease) in contract owners’ equity resulting from operations	10,054	(9,103)	(389)	169	55,369	(79,364)	3,054	(8,575)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	103	2,421	22,058	1,020	4,298	582
Transfers between funds	(67,887)	(1,939)	-	-	(122,798)	1,926,103	(16,227)	193,634
Surrenders (note 6)	-	(5,393)	-	-	(127,671)	(15,507)	(40,850)	(541)
Death benefits (note 4)	-	-	-	-	(102,235)	-	(2,028)	-
Net policy repayments (loans) (note 5)	372	277	-	-	122,680	(88,052)	898	257
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,685)	(5,408)	(1,246)	(1,435)	(48,658)	(8,794)	(9,425)	(1,936)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(231)	(308)	(66)	(77)	(2,902)	(461)	-	(15)
Adjustments to maintain reserves	6	(7)	(3)	(4)	18	6	14	2

Net equity transactions	(72,425)	(12,778)	(1,212)	905	(259,508)	1,814,315	(63,320)	191,983

Net change in contract owners’ equity	(62,371)	(21,881)	(1,601)	1,074	(204,139)	1,734,951	(60,266)	183,408
Contract owners’ equity beginning of period	146,287	168,168	20,629	19,555	1,734,951	-	201,732	18,324

Contract owners’ equity end of period	$83,916	146,287	19,028	20,629	1,530,812	1,734,951	141,466	201,732

CHANGES IN UNITS:
Beginning units	6,866	7,518	1,304	1,255	180,813	-	6,188	530
Units purchased	43	46	6	143	6,433	193,678	196	6,282
Units redeemed	(2,926)	(698)	(85)	(94)	(33,788)	(12,865)	(2,187)	(624)

Ending units	3,983	6,866	1,225	1,304	153,458	180,813	4,197	6,188

	AMTP		AMRS		AMSRS		NOTB3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15,200	18,120	49	93	1,352	355	94	-
Realized gain (loss) on investments	218,816	138,686	988	652	18,135	49,649	5	-
Change in unrealized gain (loss) on investments	171,467	(746,960)	673	(3,245)	16,701	(120,344)	236	-
Reinvested capital gains	216,712	232,469	1,341	504	24,585	64,025	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	622,195	(357,685)	3,051	(1,996)	60,773	(6,315)	335	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,188	78,570	-	-	15,474	8,094	-	-
Transfers between funds	(309,089)	32,635	-	-	(26,110)	(34,136)	10,217	-
Surrenders (note 6)	(30,601)	(354,883)	-	-	(3,345)	(30,022)	-	-
Death benefits (note 4)	(10,389)	-	-	-	-	(10,084)	-	-
Net policy repayments (loans) (note 5)	5,059	121,955	-	-	(364)	(7,147)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,166)	(49,099)	(3,493)	(3,468)	(26,983)	(27,397)	(273)	-
Asset charges (note 3):
MSP contracts	-	-	-	-	(61)	(144)	-	-
SL contracts or LSFP contracts	(9,536)	(11,179)	(63)	(77)	(35)	(59)	-	-
Adjustments to maintain reserves	688	(313)	(8)	10	10	14	4	-

Net equity transactions	(328,846)	(182,314)	(3,564)	(3,535)	(41,414)	(100,881)	9,948	-

Net change in contract owners’ equity	293,349	(539,999)	(513)	(5,531)	19,359	(107,196)	10,283	-
Contract owners’ equity beginning of period	2,568,815	3,108,814	21,523	27,054	684,088	791,284	-	-

Contract owners’ equity end of period	$2,862,164	2,568,815	21,010	21,523	703,447	684,088	10,283	-

CHANGES IN UNITS:
Beginning units	89,883	96,614	1,061	1,220	25,033	28,648	-	-
Units purchased	4,983	4,323	-	-	698	414	999	-
Units redeemed	(13,882)	(11,054)	(168)	(159)	(2,188)	(4,029)	(26)	-

Ending units	80,984	89,883	893	1,061	23,543	25,033	973	-

	NOTG3		ALVGIA		ALVSVA		ACVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17	11	1,828	2,699	1,955	3,332	46,733	63,392
Realized gain (loss) on investments	(2)	6	13,324	19,258	615	40,625	158,954	213,764
Change in unrealized gain (loss) on investments	78	(254)	(421)	(16,601)	176,588	(303,393)	(123,300)	(1,061,551)
Reinvested capital gains	-	10	20,897	-	67,900	190,119	227,928	608,275

Net increase (decrease) in contract owners’ equity resulting from operations	93	(227)	35,628	5,356	247,058	(69,317)	310,315	(176,120)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	8,393	8,097	33,244	32,841	120,760	126,391
Transfers between funds	-	-	61,791	19,853	(52,120)	(52,760)	61,352	(703,472)
Surrenders (note 6)	-	-	(48,370)	(84,883)	(15,493)	(86,038)	(284,457)	(193,931)
Death benefits (note 4)	-	-	-	-	(9,328)	-	(62,096)	(12,037)
Net policy repayments (loans) (note 5)	-	-	7,596	(391)	(11,430)	(15,932)	33,512	64,834
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(17)	(44)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88)	(84)	(21,948)	(18,520)	(51,293)	(52,899)	(222,532)	(225,007)
Asset charges (note 3):
MSP contracts	-	-	(37)	(60)	(397)	(418)	(1,661)	(1,974)
SL contracts or LSFP contracts	-	-	(85)	(43)	(216)	(243)	(488)	(574)
Adjustments to maintain reserves	(3)	-	3	4	(13)	12	81	(31)

Net equity transactions	(91)	(84)	7,343	(75,943)	(107,046)	(175,437)	(355,546)	(945,845)

Net change in contract owners’ equity	2	(311)	42,971	(70,587)	140,012	(244,754)	(45,231)	(1,121,965)
Contract owners’ equity beginning of period	2,031	2,342	313,874	384,461	1,059,432	1,304,186	5,191,580	6,313,545

Contract owners’ equity end of period	$2,033	2,031	356,845	313,874	1,199,444	1,059,432	5,146,349	5,191,580

CHANGES IN UNITS:
Beginning units	207	215	12,235	15,204	30,399	35,245	185,739	202,718
Units purchased	-	-	2,497	1,239	1,318	1,529	9,643	24,369
Units redeemed	(9)	(8)	(2,170)	(4,208)	(4,055)	(6,375)	(17,347)	(41,348)

Ending units	198	207	12,562	12,235	27,662	30,399	178,035	185,739

	ACVCA		ACVIG		ACVIP2		ACVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(10,988)	(14,433)	34,890	33,592	15,206	18,093	3,550	(558)
Realized gain (loss) on investments	103,412	164,466	15,239	122,577	(29,044)	(27,835)	30,785	74,994
Change in unrealized gain (loss) on investments	(206,193)	(241,063)	153,290	(513,594)	48,653	(23,725)	(65,137)	(83,807)
Reinvested capital gains	146,934	122,410	36,164	209,836	8,103	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,165	31,380	239,583	(147,589)	42,918	(33,467)	(30,802)	(9,371)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,562	11,675	45,336	42,810	41,800	55,862	4,596	2,656
Transfers between funds	(100,075)	27,484	22,196	(150,826)	(7,852)	(15,461)	(2,500)	176,060
Surrenders (note 6)	39,155	(156,147)	(81,331)	(154,954)	(67,284)	(46,158)	-	(72,406)
Death benefits (note 4)	-	(206,191)	(37,749)	(106,649)	(29,305)	(12,538)	(12,460)	(46,852)
Net policy repayments (loans) (note 5)	(121,603)	126,988	15,595	(94,553)	13,235	18,995	(1,131)	(1,171)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,280)	(44,933)	(89,843)	(108,908)	(66,717)	(66,931)	(15,771)	(14,868)
Asset charges (note 3):
MSP contracts	-	-	(1,450)	(2,154)	(2,002)	(2,349)	-	-
SL contracts or LSFP contracts	(1,531)	(1,560)	(336)	(347)	(83)	(100)	(1,309)	(1,077)
Adjustments to maintain reserves	307	246	55	(25)	23	(7)	(863)	129

Net equity transactions	(215,465)	(242,438)	(127,527)	(575,606)	(118,185)	(68,687)	(29,438)	42,471

Net change in contract owners’ equity	(182,300)	(211,058)	112,056	(723,195)	(75,267)	(102,154)	(60,240)	33,100
Contract owners’ equity beginning of period	1,641,728	1,852,786	1,942,153	2,665,348	1,069,079	1,171,233	531,437	498,337

Contract owners’ equity end of period	$1,459,428	1,641,728	2,054,209	1,942,153	993,812	1,069,079	471,197	531,437

CHANGES IN UNITS:
Beginning units	83,442	98,440	100,085	128,055	72,248	76,999	26,275	31,161
Units purchased	1,370	2,392	4,813	3,780	4,458	9,453	530	13,284
Units redeemed	(14,233)	(17,390)	(10,561)	(31,750)	(12,031)	(14,204)	(2,375)	(18,170)

Ending units	70,579	83,442	94,337	100,085	64,675	72,248	24,430	26,275

	ACVMV1		ACVU1		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$28,014	25,873	100	(407)	7,486	4,772	46,475	54,864
Realized gain (loss) on investments	98,944	124,885	(7,850)	(11,020)	22,063	147,110	107,490	129,939
Change in unrealized gain (loss) on investments	235,780	(293,336)	2,571	(3,481)	301,555	(358,038)	(467,360)	(533,137)
Reinvested capital gains	99,147	104,500	6,385	20,475	171,403	139,707	602,452	218,154

Net increase (decrease) in contract owners’ equity resulting from operations	461,885	(38,078)	1,206	5,567	502,507	(66,449)	289,057	(130,180)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	476,218	41,604	-	-	36,806	31,675	126,634	137,931
Transfers between funds	429,312	108,296	(164,971)	(60,099)	347,106	170,628	(219,114)	(120,419)
Surrenders (note 6)	(429,544)	(133,552)	-	-	(123,164)	(217,205)	(377,883)	(211,449)
Death benefits (note 4)	(51,031)	(12,414)	-	-	-	(8,760)	(75,311)	(155,546)
Net policy repayments (loans) (note 5)	(26,981)	(9,244)	10,097	7,091	10,353	51,385	6,220	64,303
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,658)	(70,124)	(1,317)	(2,439)	(79,870)	(79,849)	(196,767)	(200,179)
Asset charges (note 3):
MSP contracts	(592)	(684)	-	-	(1,015)	(1,508)	(1,464)	(1,597)
SL contracts or LSFP contracts	(20)	(12)	(77)	(104)	(866)	(836)	(1,921)	(1,952)
Adjustments to maintain reserves	(6)	14	(21)	4	72	(11)	89	(6)

Net equity transactions	316,698	(76,116)	(156,289)	(55,547)	189,422	(54,481)	(739,517)	(488,914)

Net change in contract owners’ equity	778,583	(114,194)	(155,083)	(49,980)	691,929	(120,930)	(450,460)	(619,094)
Contract owners’ equity beginning of period	2,065,583	2,179,777	172,130	222,110	2,033,512	2,154,442	4,253,508	4,872,602

Contract owners’ equity end of period	$2,844,166	2,065,583	17,047	172,130	2,725,441	2,033,512	3,803,048	4,253,508

CHANGES IN UNITS:
Beginning units	80,976	83,768	8,573	11,928	75,934	78,084	173,129	191,958
Units purchased	18,086	6,980	535	1,924	13,582	11,065	6,983	9,112
Units redeemed	(7,773)	(9,772)	(8,299)	(5,279)	(8,149)	(13,215)	(38,294)	(27,941)

Ending units	91,289	80,976	809	8,573	81,367	75,934	141,818	173,129

	DSC		DGI		FVCA2P		FQB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,739)	(2,143)	10,148	5,650	2,152	2,227	36,686	39,368
Realized gain (loss) on investments	(773)	13,053	28,423	29,660	(1,144)	(763)	(3,425)	(1,960)
Change in unrealized gain (loss) on investments	16,362	(23,659)	(79,024)	(157,860)	(7,704)	(12,187)	5,748	(47,104)
Reinvested capital gains	34,200	6,502	166,634	140,400	-	221	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,050	(6,247)	126,181	17,850	(6,696)	(10,502)	39,009	(9,696)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,181	15,603	45,811	50,778	5,009	4,792	42,456	30,237
Transfers between funds	(86,400)	169,006	10,338	(19,061)	-	(1,710)	23,706	(3,104)
Surrenders (note 6)	(50,611)	(12,571)	(87,238)	(66,854)	-	-	(71,323)	(24,382)
Death benefits (note 4)	-	(4,580)	(81,224)	-	(454)	-	-	(9,695)
Net policy repayments (loans) (note 5)	5,449	(1,321)	19,916	21,057	(407)	(79)	(18,187)	(11,483)
Deductions for surrender charges (note 2d)	-	-	(46)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,976)	(22,747)	(86,885)	(90,944)	(2,611)	(3,185)	(63,697)	(64,948)
Asset charges (note 3):
MSP contracts	(197)	(165)	(560)	(845)	-	-	(1,058)	(1,031)
SL contracts or LSFP contracts	(25)	(32)	(751)	(755)	(214)	(237)	(305)	(238)
Adjustments to maintain reserves	(24)	(5)	30	(27)	(3)	(4)	49	(31)

Net equity transactions	(136,603)	143,188	(180,609)	(106,651)	1,320	(423)	(88,359)	(84,675)

Net change in contract owners’ equity	(88,553)	136,941	(54,428)	(88,801)	(5,376)	(10,925)	(49,350)	(94,371)
Contract owners’ equity beginning of period	438,462	301,521	1,482,509	1,571,310	150,537	161,462	1,173,728	1,268,099

Contract owners’ equity end of period	$349,909	438,462	1,428,081	1,482,509	145,161	150,537	1,124,378	1,173,728

CHANGES IN UNITS:
Beginning units	21,079	14,105	58,822	63,073	9,042	9,061	68,829	73,842
Units purchased	3,572	9,255	3,086	3,285	418	348	6,581	4,900
Units redeemed	(10,188)	(2,281)	(9,994)	(7,536)	(329)	(367)	(11,503)	(9,913)

Ending units	14,463	21,079	51,914	58,822	9,131	9,042	63,907	68,829

	FEIP		FHIP		FAMP		FNRS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$646,700	1,026,465	424,420	591,689	91,034	115,379	(466)	9,246
Realized gain (loss) on investments	(1,056,591)	(402,953)	(138,727)	(500)	(70,457)	162,856	(170,914)	(45,729)
Change in unrealized gain (loss) on investments	3,998,665	(6,189,751)	868,142	(1,122,374)	(245,909)	(1,155,866)	597,170	(477,629)
Reinvested capital gains	2,389,164	3,810,025	-	-	471,667	850,345	-	68,358

Net increase (decrease) in contract owners’ equity resulting from operations	5,977,938	(1,756,214)	1,153,835	(531,185)	246,335	(27,286)	425,790	(445,754)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,344,085	1,438,805	386,577	299,021	406,867	432,668	113,230	112,027
Transfers between funds	(235,417)	(206,502)	55,714	3,006,712	(148,074)	333,568	(208,502)	(13,685)
Surrenders (note 6)	(2,116,172)	(2,202,646)	(715,492)	(520,832)	(795,678)	(1,096,350)	(131,411)	(225,083)
Death benefits (note 4)	(652,600)	(1,219,798)	(225,960)	(121,438)	(605,577)	(548,190)	(3,946)	(8,814)
Net policy repayments (loans) (note 5)	239,362	325,513	316,565	40,394	459,651	377,736	25,966	79,645
Deductions for surrender charges (note 2d)	(254)	(113)	(247)	(43)	(97)	(83)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,122,536)	(2,155,230)	(558,445)	(492,558)	(599,810)	(631,677)	(115,650)	(137,996)
Asset charges (note 3):
MSP contracts	(16,667)	(18,778)	(5,811)	(6,289)	(3,445)	(3,648)	(413)	(928)
SL contracts or LSFP contracts	(4,741)	(4,988)	(1,556)	(3,263)	(2,017)	(1,880)	(237)	(325)
Adjustments to maintain reserves	5,178	(1,111)	847	(166)	308	(26)	2	(14)

Net equity transactions	(3,559,762)	(4,044,848)	(747,808)	2,201,538	(1,287,872)	(1,137,882)	(320,961)	(195,173)

Net change in contract owners’ equity	2,418,176	(5,801,062)	406,027	1,670,353	(1,041,537)	(1,165,168)	104,829	(640,927)
Contract owners’ equity beginning of period	36,908,208	42,709,270	8,720,353	7,050,000	11,344,348	12,509,516	1,651,280	2,292,207

Contract owners’ equity end of period	$39,326,384	36,908,208	9,126,380	8,720,353	10,302,811	11,344,348	1,756,109	1,651,280

CHANGES IN UNITS:
Beginning units	595,714	676,970	235,350	206,871	303,941	333,655	111,198	121,575
Units purchased	27,175	30,449	30,053	198,882	16,465	19,793	9,747	16,834
Units redeemed	(83,870)	(111,705)	(41,183)	(170,403)	(52,947)	(49,507)	(31,889)	(27,211)

Ending units	539,019	595,714	224,220	235,350	267,459	303,941	89,056	111,198

	FF10S		FF20S		FF30S		FGP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,512	4,673	13,026	15,351	9,144	12,232	(289,235)	(185,080)
Realized gain (loss) on investments	5,817	21,022	12,746	29,487	25,485	38,621	1,839,995	2,319,505
Change in unrealized gain (loss) on investments	(115)	(31,340)	5,039	(62,073)	(12,278)	(67,399)	(7,089,419)	(73,178)
Reinvested capital gains	8,966	1,127	37,699	5,325	43,426	6,132	5,515,731	1,921,974

Net increase (decrease) in contract owners’ equity resulting from operations	18,180	(4,518)	68,510	(11,910)	65,777	(10,414)	(22,928)	3,983,221

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,918	13,038	42,299	24,615	48,110	48,810	2,139,029	2,347,353
Transfers between funds	26,663	(39,527)	136,712	31,156	11,728	(8,627)	(1,715,298)	(268,945)
Surrenders (note 6)	(14,825)	(38,548)	(37,604)	(12,974)	(40,583)	(68,759)	(2,750,774)	(3,504,662)
Death benefits (note 4)	(11,683)	(18,675)	(36,854)	-	-	-	(649,669)	(1,594,121)
Net policy repayments (loans) (note 5)	5	42,014	58,567	2,259	15,766	8,422	655,877	577,027
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(161)	(360)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,658)	(17,509)	(54,406)	(46,575)	(66,936)	(64,537)	(3,079,115)	(3,180,837)
Asset charges (note 3):
MSP contracts	(17)	(463)	(516)	(635)	(71)	(73)	(16,075)	(16,640)
SL contracts or LSFP contracts	-	-	-	-	-	-	(10,252)	(12,231)
Adjustments to maintain reserves	24	(22)	45	(9)	14	(12)	988	1,224

Net equity transactions	(6,573)	(59,692)	108,243	(2,163)	(31,972)	(84,776)	(5,425,450)	(5,652,192)

Net change in contract owners’ equity	11,607	(64,210)	176,753	(14,073)	33,805	(95,190)	(5,448,378)	(1,668,971)
Contract owners’ equity beginning of period	385,505	449,715	1,200,841	1,214,914	1,114,587	1,209,777	60,469,835	62,138,806

Contract owners’ equity end of period	$397,112	385,505	1,377,594	1,200,841	1,148,392	1,114,587	55,021,457	60,469,835

CHANGES IN UNITS:
Beginning units	22,917	26,431	69,003	69,148	61,621	66,272	913,368	1,018,407
Units purchased	2,241	3,498	11,747	4,538	5,056	3,856	37,572	48,913
Units redeemed	(2,559)	(7,012)	(5,657)	(4,683)	(6,794)	(8,507)	(139,180)	(153,952)

Ending units	22,599	22,917	75,093	69,003	59,883	61,621	811,760	913,368

	FIGBS		FMCS		FOP		FOS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$39,855	43,599	(5,122)	(9,907)	41,687	43,173	27,679	37,855
Realized gain (loss) on investments	(6,431)	(4,711)	159,366	557,369	(149,218)	(102,963)	(86,373)	(6,898)
Change in unrealized gain (loss) on investments	49,125	(64,876)	130,290	(1,660,050)	(189,916)	223,466	(168,309)	(257,661)
Reinvested capital gains	1,010	1,695	413,066	998,497	7,794	5,435	5,897	4,086

Net increase (decrease) in contract owners’ equity resulting from operations	83,559	(24,293)	697,600	(114,091)	(289,653)	169,111	(221,106)	(222,618)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	63,928	66,877	188,543	213,544	13,782	1,284	305,367	241,659
Transfers between funds	256,388	(15,084)	(192,162)	(441,243)	(173,705)	421,057	(254,158)	4,245,803
Surrenders (note 6)	(182,121)	(53,661)	(564,295)	(910,113)	(150,433)	(439,936)	(326,775)	(182,352)
Death benefits (note 4)	(115,556)	(6,501)	(22,128)	(59,807)	(144,321)	(263,819)	(24,653)	(8,138)
Net policy repayments (loans) (note 5)	46,700	11,143	(25,477)	(46,133)	89,928	(20,803)	199,420	(7,202)
Deductions for surrender charges (note 2d)	-	-	-	-	(5)	(11)	(110)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,091)	(104,563)	(316,381)	(329,522)	(169,013)	(186,820)	(253,802)	(172,136)
Asset charges (note 3):
MSP contracts	(1,839)	(1,808)	(1,162)	(1,475)	(1,700)	(2,118)	(542)	(400)
SL contracts or LSFP contracts	(443)	(399)	(834)	(923)	(2,275)	(2,081)	-	-
Adjustments to maintain reserves	8	1	105	39	(92)	72	56	(21)

Net equity transactions	(43,026)	(103,995)	(933,791)	(1,575,633)	(537,834)	(493,175)	(355,197)	4,117,213

Net change in contract owners’ equity	40,533	(128,288)	(236,191)	(1,689,724)	(827,487)	(324,064)	(576,303)	3,894,595
Contract owners’ equity beginning of period	2,067,703	2,195,991	6,883,920	8,573,644	5,235,161	5,559,225	3,894,595	-

Contract owners’ equity end of period	$2,108,236	2,067,703	6,647,729	6,883,920	4,407,674	5,235,161	3,318,292	3,894,595

CHANGES IN UNITS:
Beginning units	131,784	138,270	170,775	208,483	178,655	200,573	413,370	-
Units purchased	21,195	10,497	6,864	8,013	3,642	133,370	61,619	456,497
Units redeemed	(24,077)	(16,983)	(29,814)	(45,721)	(21,741)	(155,288)	(101,767)	(43,127)

Ending units	128,902	131,784	147,825	170,775	160,556	178,655	373,222	413,370

	FVSS		GVGMNS		OVMS		OVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,259	4,228	(52)	(93)	100,300	97,864	109,847	126,741
Realized gain (loss) on investments	54,072	139,072	(82)	494	(59,635)	(75,338)	50,033	(75,210)
Change in unrealized gain (loss) on investments	14,910	(171,491)	482	(1,226)	210,114	(1,770)	(62,083)	(34,416)
Reinvested capital gains	-	776	-	220	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,241	(27,415)	348	(605)	250,779	20,756	97,797	17,115

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,454	20,227	1,019	766	239,201	254,023	169,683	201,126
Transfers between funds	(106,476)	(145,229)	-	(6,259)	12,781	(205,400)	(94,486)	(26,848)
Surrenders (note 6)	(16,586)	(27,040)	-	-	(339,572)	(344,001)	(203,808)	(149,048)
Death benefits (note 4)	-	(15,175)	-	-	(138,467)	(22,106)	(61,825)	(44,851)
Net policy repayments (loans) (note 5)	94,178	8,126	-	-	123,416	102,071	101,393	84,111
Deductions for surrender charges (note 2d)	-	-	-	-	(24)	(12)	(3)	(1)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(47,154)	(54,918)	(1,375)	(1,401)	(334,915)	(340,425)	(240,131)	(240,925)
Asset charges (note 3):
MSP contracts	(1,143)	(913)	-	-	(3,314)	(3,691)	(3,802)	(3,943)
SL contracts or LSFP contracts	(162)	(401)	-	-	(470)	(497)	(601)	(588)
Adjustments to maintain reserves	(13)	(22)	4	(3)	240	48	198	52

Net equity transactions	(53,902)	(215,345)	(352)	(6,897)	(441,124)	(559,990)	(333,382)	(180,915)

Net change in contract owners’ equity	19,339	(242,760)	(4)	(7,502)	(190,345)	(539,234)	(235,585)	(163,800)
Contract owners’ equity beginning of period	799,651	1,042,411	10,065	17,567	5,542,256	6,081,490	3,510,320	3,674,120

Contract owners’ equity end of period	$818,990	799,651	10,061	10,065	5,351,911	5,542,256	3,274,735	3,510,320

CHANGES IN UNITS:
Beginning units	33,099	41,702	904	1,470	158,605	183,102	160,710	168,555
Units purchased	5,580	3,237	93	65	9,840	11,243	10,395	12,549
Units redeemed	(7,576)	(11,840)	(124)	(631)	(22,858)	(35,740)	(24,772)	(20,394)

Ending units	31,103	33,099	873	904	145,587	158,605	146,333	160,710

	OVGS		OVIG		OVGI		OVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$107,340	182,046	37	205	8,177	6,675	1,123	4,954
Realized gain (loss) on investments	20,736	429,431	(5,507)	(3,909)	43,681	89,456	(198,671)	46,720
Change in unrealized gain (loss) on investments	(1,700,361)	(1,359,622)	(637)	(947)	(56,841)	(258,515)	327,670	(323,287)
Reinvested capital gains	1,311,856	1,507,432	375	1,918	147,789	202,345	54,952	191,189

Net increase (decrease) in contract owners’ equity resulting from operations	(260,429)	759,287	(5,732)	(2,733)	142,806	39,961	185,074	(80,424)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	489,551	579,402	2,053	863	27,475	25,332	38,663	37,522
Transfers between funds	(948,644)	233,870	39,105	32,142	329,761	5,826	(14,152)	476,114
Surrenders (note 6)	(1,386,141)	(1,189,006)	-	-	(146,823)	(107,514)	(104,166)	(101,283)
Death benefits (note 4)	(142,167)	(184,933)	-	-	(974)	(40,096)	(658)	(9,538)
Net policy repayments (loans) (note 5)	82,619	251,094	(4)	(419)	10,574	(70,693)	(73,653)	(30,702)
Deductions for surrender charges (note 2d)	-	(19)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(849,918)	(911,681)	(2,333)	(924)	(48,068)	(44,523)	(71,732)	(60,276)
Asset charges (note 3):
MSP contracts	(7,933)	(9,602)	-	-	(2,388)	(2,641)	(1,050)	(794)
SL contracts or LSFP contracts	(3,138)	(3,549)	-	-	(296)	(284)	(98)	(107)
Adjustments to maintain reserves	325	961	5	(4)	23	15	(31)	33

Net equity transactions	(2,765,446)	(1,233,463)	38,826	31,658	169,284	(234,578)	(226,877)	310,969

Net change in contract owners’ equity	(3,025,875)	(474,176)	33,094	28,925	312,090	(194,617)	(41,803)	230,545
Contract owners’ equity beginning of period	22,042,019	22,516,195	28,925	-	1,268,544	1,463,161	1,564,620	1,334,075

Contract owners’ equity end of period	$19,016,144	22,042,019	62,019	28,925	1,580,634	1,268,544	1,522,817	1,564,620

CHANGES IN UNITS:
Beginning units	360,765	377,992	3,100	-	71,846	85,851	44,586	35,640
Units purchased	13,048	22,974	5,650	3,279	21,051	5,004	1,541	15,732
Units redeemed	(60,572)	(40,201)	(1,926)	(179)	(12,227)	(19,009)	(9,241)	(6,786)

Ending units	313,241	360,765	6,824	3,100	80,670	71,846	36,886	44,586

	OVAG		OVSB		PMVAAA		PMVRSA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,481)	(7,266)	8,595	11,966	7,942	6,598	55	439
Realized gain (loss) on investments	100,478	81,600	(6,046)	(4,364)	(8,641)	(3,708)	(501)	(1,309)
Change in unrealized gain (loss) on investments	(160,622)	(116,841)	8,036	(13,731)	35,193	(26,297)	1,461	(1,452)
Reinvested capital gains	83,350	101,136	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,725	58,629	10,585	(6,129)	34,494	(23,407)	1,015	(2,322)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,426	42,732	22,113	22,510	123,457	9,488	298	321
Transfers between funds	(54,702)	115,506	(22,431)	2,218	82,557	19,473	6,816	5,393
Surrenders (note 6)	(125,281)	(56,776)	(19,948)	(5,275)	(19,304)	-	-	-
Death benefits (note 4)	(8,415)	(1,136)	(211)	(14,856)	-	-	-	-
Net policy repayments (loans) (note 5)	5,207	11,181	1,773	2,185	1,159	5,546	(429)	(281)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,619)	(62,274)	(11,865)	(12,407)	(11,885)	(13,568)	(529)	(997)
Asset charges (note 3):
MSP contracts	(22)	(142)	(97)	(222)	-	-	-	-
SL contracts or LSFP contracts	(186)	(191)	(43)	(42)	-	-	-	-
Adjustments to maintain reserves	26	3	5	(2)	(8)	3	(1)	(4)

Net equity transactions	(201,566)	48,903	(30,704)	(5,891)	175,976	20,942	6,155	4,432

Net change in contract owners’ equity	(184,841)	107,532	(20,119)	(12,020)	210,470	(2,465)	7,170	2,110
Contract owners’ equity beginning of period	1,169,704	1,062,172	212,353	224,373	210,416	212,881	6,542	4,432

Contract owners’ equity end of period	$984,863	1,169,704	192,234	212,353	420,886	210,416	13,712	6,542

CHANGES IN UNITS:
Beginning units	118,599	114,268	21,107	21,672	21,824	19,994	1,195	598
Units purchased	4,925	15,237	2,372	4,610	20,184	3,532	1,158	1,089
Units redeemed	(26,141)	(10,906)	(5,463)	(5,175)	(3,171)	(1,702)	(167)	(492)

Ending units	97,383	118,599	18,016	21,107	38,837	21,824	2,186	1,195

	PMVFBA		PMVLDA		PMVTRA		PVGIB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,835	3,185	16,949	48,109	15,626	44,419	1,081	3,155
Realized gain (loss) on investments	(17,724)	(8,718)	(6,325)	1,137	(13,685)	364	(1,136)	28,080
Change in unrealized gain (loss) on investments	27,213	(20,022)	4,789	(50,075)	24,671	(57,648)	9,023	(39,501)
Reinvested capital gains	-	802	-	-	-	10,634	2,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,324	(24,753)	15,413	(829)	26,612	(2,231)	11,713	(8,266)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,909	13,453	44,750	37,203	16,969	26,361	4,533	3,679
Transfers between funds	39,210	(4,286)	8,736	(26,513)	(165,692)	62,383	(988)	(119,335)
Surrenders (note 6)	(121,127)	(21,726)	(63,248)	(22,206)	(61,820)	(85,834)	(331)	-
Death benefits (note 4)	(3,338)	-	(31,863)	(8,675)	-	-	-	-
Net policy repayments (loans) (note 5)	20,366	1,497	(21,943)	(22,294)	(364)	69,604	(6,049)	(4,341)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,426)	(15,311)	(67,590)	(63,465)	(35,104)	(39,752)	(7,540)	(8,809)
Asset charges (note 3):
MSP contracts	-	-	(3,256)	(3,374)	-	-	(20)	(66)
SL contracts or LSFP contracts	-	-	-	-	-	-	(8)	(9)
Adjustments to maintain reserves	17	(29)	24	(89)	98	(127)	11	(35)

Net equity transactions	(69,389)	(26,402)	(134,390)	(109,413)	(245,913)	32,635	(10,392)	(128,916)

Net change in contract owners’ equity	(58,065)	(51,155)	(118,977)	(110,242)	(219,301)	30,404	1,321	(137,182)
Contract owners’ equity beginning of period	290,325	341,480	1,557,147	1,667,389	986,434	956,030	91,976	229,158

Contract owners’ equity end of period	$232,260	290,325	1,438,170	1,557,147	767,133	986,434	93,297	91,976

CHANGES IN UNITS:
Beginning units	25,040	27,237	127,195	136,114	88,806	86,019	4,323	9,899
Units purchased	4,503	1,737	6,178	5,569	2,628	10,378	619	232
Units redeemed	(9,988)	(3,934)	(17,136)	(14,488)	(23,824)	(7,591)	(1,088)	(5,808)

Ending units	19,555	25,040	116,237	127,195	67,610	88,806	3,854	4,323

	PVGOB		PVTIGB		PVTVB		ACEG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(211)	-	5,476	1,742	2,606	2,814	(135)	(134)
Realized gain (loss) on investments	94	-	(20,265)	24,336	(60,618)	15,912	573	3,166
Change in unrealized gain (loss) on investments	2,455	-	3,073	(30,299)	35,794	(128,136)	(4,892)	(171)
Reinvested capital gains	-	-	-	-	15,335	71,876	7,205	357

Net increase (decrease) in contract owners’ equity resulting from operations	2,338	-	(11,716)	(4,221)	(6,883)	(37,534)	2,751	3,218

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	923	-	6,954	7,553	12,968	13,715	1,299	1,494
Transfers between funds	343,261	-	(21,171)	13,032	(523,299)	138,317	17,139	(6,477)
Surrenders (note 6)	1	-	(22,038)	(36,097)	(2,747)	-	(1,614)	-
Death benefits (note 4)	-	-	-	-	(5,189)	(9,256)	-	-
Net policy repayments (loans) (note 5)	(4,388)	-	1,586	1,787	(14,519)	(6,012)	(75)	(40)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,296)	-	(11,909)	(13,951)	(16,820)	(20,379)	(4,488)	(4,260)
Asset charges (note 3):
MSP contracts	-	-	-	-	(19)	(150)	(114)	-
SL contracts or LSFP contracts	-	-	(101)	(84)	(6)	(8)	(127)	(135)
Adjustments to maintain reserves	(6)	-	9	(3)	(8)	16	24	(14)

Net equity transactions	337,495	-	(46,670)	(27,763)	(549,639)	116,243	12,044	(9,432)

Net change in contract owners’ equity	339,833	-	(58,386)	(31,984)	(556,522)	78,709	14,795	(6,214)
Contract owners’ equity beginning of period	-	-	240,722	272,706	556,522	477,813	66,675	72,889

Contract owners’ equity end of period	$339,833	-	182,336	240,722	-	556,522	81,470	66,675

CHANGES IN UNITS:
Beginning units	-	-	11,932	13,518	23,414	18,772	4,318	4,951
Units purchased	34,283	-	584	1,353	866	7,110	1,343	201
Units redeemed	(761)	-	(3,222)	(2,939)	(24,280)	(2,468)	(498)	(834)

Ending units	33,522	-	9,294	11,932	-	23,414	5,163	4,318

	AVBVI		AVMCCI		RVARS		TRHS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15	122	(3)	(9)	(180)	(3)	(25,693)	(30,718)
Realized gain (loss) on investments	72	289	(10)	(3,434)	(75)	446	102,736	780,100
Change in unrealized gain (loss) on investments	(533)	(1,241)	61	2,567	(107)	(105)	(800,925)	(566,064)
Reinvested capital gains	1,133	341	56	85	-	-	34,740	472,752

Net increase (decrease) in contract owners’ equity resulting from operations	687	(489)	104	(791)	(362)	338	(689,142)	656,070

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	45	445	367	119	266,832	284,406
Transfers between funds	141	136	3	(29,434)	599	43,595	(559,948)	854,894
Surrenders (note 6)	-	-	-	-	-	-	(435,848)	(419,357)
Death benefits (note 4)	-	-	-	-	-	-	(45,205)	(204,755)
Net policy repayments (loans) (note 5)	-	-	-	-	(7,873)	(62)	(5,389)	(61,264)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(672)	(959)	(106)	(285)	(967)	(553)	(311,332)	(327,608)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(3,914)	(5,006)
SL contracts or LSFP contracts	(20)	(24)	-	-	-	-	-	-
Adjustments to maintain reserves	11	(6)	(10)	6	(2)	2	80	47

Net equity transactions	(540)	(853)	(68)	(29,268)	(7,876)	43,101	(1,094,724)	121,357

Net change in contract owners’ equity	147	(1,342)	36	(30,059)	(8,238)	43,439	(1,783,866)	777,427
Contract owners’ equity beginning of period	3,982	5,324	842	30,901	50,409	6,970	6,257,127	5,479,700

Contract owners’ equity end of period	$4,129	3,982	878	842	42,171	50,409	4,473,261	6,257,127

CHANGES IN UNITS:
Beginning units	202	242	66	2,314	4,795	672	188,201	184,423
Units purchased	9	6	3	33	1,613	4,185	9,875	33,113
Units redeemed	(34)	(46)	(8)	(2,281)	(2,355)	(62)	(46,708)	(29,335)

Ending units	177	202	61	66	4,053	4,795	151,368	188,201

	TRLT2		VWBF		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$775	523	(7,230)	75,357	(1,073)	5,093	(6,253)	(23,886)
Realized gain (loss) on investments	(926)	(61)	(48,685)	(93,928)	(207,266)	74,658	(741,739)	(286,658)
Change in unrealized gain (loss) on investments	769	(486)	114,888	(157,207)	165,235	(1,126,907)	2,073,851	(1,334,368)
Reinvested capital gains	-	-	-	-	19,742	299,770	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	618	(24)	58,973	(175,778)	(23,362)	(747,386)	1,325,859	(1,644,912)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	51,909	47,891	107,005	95,026	166,887	140,111
Transfers between funds	2,624	25,704	(12,546)	(22,257)	(118,942)	(225,939)	247,699	(20,427)
Surrenders (note 6)	-	-	(39,911)	(100,619)	(117,628)	(814,084)	(366,453)	(630,967)
Death benefits (note 4)	-	-	(6,175)	(37,870)	(6,046)	(103,245)	(7,824)	(141,541)
Net policy repayments (loans) (note 5)	-	-	20,541	(1,031)	(26,859)	157,014	3,737	159,866
Deductions for surrender charges (note 2d)	-	-	-	-	(32)	(52)	-	(17)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,634)	(682)	(72,337)	(70,502)	(185,190)	(230,156)	(209,135)	(211,633)
Asset charges (note 3):
MSP contracts	-	-	(351)	(556)	(1,223)	(1,810)	(1,735)	(2,473)
SL contracts or LSFP contracts	(218)	(176)	(113)	(117)	(935)	(1,980)	(465)	(524)
Adjustments to maintain reserves	9	(3)	7	-	67	(19)	3,605	(4,160)

Net equity transactions	(219)	24,843	(58,976)	(185,061)	(349,783)	(1,125,245)	(163,684)	(711,765)

Net change in contract owners’ equity	399	24,819	(3)	(360,839)	(373,145)	(1,872,631)	1,162,175	(2,356,677)
Contract owners’ equity beginning of period	62,169	37,350	1,042,936	1,403,775	4,035,452	5,908,083	3,199,985	5,556,662

Contract owners’ equity end of period	$62,568	62,169	1,042,933	1,042,936	3,662,307	4,035,452	4,362,160	3,199,985

CHANGES IN UNITS:
Beginning units	4,821	2,898	49,553	58,400	156,813	194,813	112,466	132,220
Units purchased	196	1,989	3,384	3,178	6,603	7,199	14,996	9,456
Units redeemed	(219)	(66)	(6,103)	(12,025)	(20,570)	(45,199)	(18,174)	(29,210)

Ending units	4,798	4,821	46,834	49,553	142,846	156,813	109,288	112,466

	WRASP		WRHIP		WRMCG		SVDF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,549	(3,297)	41,034	80,513	(1,456)	(1,695)	(4,949)	(6,636)
Realized gain (loss) on investments	(89,465)	(26,490)	(18,017)	(115,899)	(9,894)	(355)	(3,951)	27,298
Change in unrealized gain (loss) on investments	26,429	(614,979)	76,337	(54,391)	9,310	(45,330)	(1,619)	(175,037)
Reinvested capital gains	-	434,781	-	14,628	14,594	26,697	48,360	132,761

Net increase (decrease) in contract owners’ equity resulting from operations	(61,487)	(209,985)	99,354	(75,149)	12,554	(20,683)	37,841	(21,614)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,409	79,066	12,606	18,498	5,784	8,840	4,917	3,785
Transfers between funds	(257,817)	(296,991)	123,209	46,177	63,427	(8,966)	415	4,208
Surrenders (note 6)	(31,773)	(60,495)	(58,560)	(125,732)	(31,653)	(13,784)	(83,707)	-
Death benefits (note 4)	(38,889)	(9,155)	(1,899)	-	-	-	-	(44,392)
Net policy repayments (loans) (note 5)	20,281	(3,461)	11,638	66,580	(755)	8	2,691	283
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,816)	(87,749)	(38,777)	(47,877)	(8,281)	(9,667)	(17,112)	(17,922)
Asset charges (note 3):
MSP contracts	(1,066)	(1,420)	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(560)	(696)
Adjustments to maintain reserves	26	(33)	11	13	15	1	(997)	(8)

Net equity transactions	(302,645)	(380,238)	48,228	(42,341)	28,537	(23,568)	(94,353)	(54,742)

Net change in contract owners’ equity	(364,132)	(590,223)	147,582	(117,490)	41,091	(44,251)	(56,512)	(76,356)
Contract owners’ equity beginning of period	2,140,775	2,730,998	606,128	723,618	299,417	343,668	743,396	819,752

Contract owners’ equity end of period	$1,776,643	2,140,775	753,710	606,128	340,508	299,417	686,884	743,396

CHANGES IN UNITS:
Beginning units	141,615	164,815	53,801	59,740	22,753	24,481	20,962	22,700
Units purchased	6,934	6,228	9,026	4,347	5,686	1,324	496	514
Units redeemed	(27,217)	(29,428)	(4,948)	(10,286)	(3,930)	(3,052)	(3,213)	(2,252)

Ending units	121,332	141,615	57,879	53,801	24,509	22,753	18,245	20,962

	SVOF		WFVSCG		FHIPR		FOSR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$19,477	(7,280)	(1,696)	(2,193)	-	2,635	-	(6,780)
Realized gain (loss) on investments	73,610	53,297	(39,311)	18,931	-	23,751	-	980,873
Change in unrealized gain (loss) on investments	(83,504)	(260,810)	23,152	(93,222)	-	131,850	-	(593,089)
Reinvested capital gains	139,265	160,423	30,618	51,715	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	148,848	(54,370)	12,763	(24,769)	-	158,236	-	381,004

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,834	8,302	9,713	12,349	-	125,461	-	132,247
Transfers between funds	(3,082)	(224)	(39,306)	124,807	-	(3,747,934)	-	(4,457,130)
Surrenders (note 6)	(112,132)	(18,405)	(39,037)	(20,610)	-	(265,726)	-	(94,188)
Death benefits (note 4)	(36,218)	(8,965)	(570)	(29,952)	-	(33,659)	-	(70,540)
Net policy repayments (loans) (note 5)	15,881	(2,951)	(2,123)	10,685	-	246,357	-	60,200
Deductions for surrender charges (note 2d)	(10)	-	-	-	-	(33)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,964)	(54,363)	(20,276)	(21,524)	-	(99,240)	-	(83,518)
Asset charges (note 3):
MSP contracts	-	-	(160)	(162)	-	(623)	-	(356)
SL contracts or LSFP contracts	(1,903)	(2,164)	-	-	-	-	-	(392)
Adjustments to maintain reserves	1,558	(416)	(27)	12	-	30	-	12

Net equity transactions	(181,036)	(79,186)	(91,786)	75,605	-	(3,775,367)	-	(4,513,665)

Net change in contract owners’ equity	(32,188)	(133,556)	(79,023)	50,836	-	(3,617,131)	-	(4,132,661)
Contract owners’ equity beginning of period	1,439,222	1,572,778	413,663	362,827	-	3,617,131	-	4,132,661

Contract owners’ equity end of period	$1,407,034	1,439,222	334,640	413,663	-	-	-	-

CHANGES IN UNITS:
Beginning units	49,909	52,233	17,346	14,713	-	243,156	-	261,702
Units purchased	464	465	551	5,225	-	13,303	-	11,357
Units redeemed	(5,316)	(2,789)	(4,789)	(2,592)	-	(256,459)	-	(273,059)

Ending units	45,057	49,909	13,108	17,346	-	-	-	-

	CAF		AMTG		MIGIC		ACVI3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,497)	(31,881)	-	(9,057)	-	1,690	-	645
Realized gain (loss) on investments	4,514,103	759,586	-	903,446	-	43,470	-	46,035
Change in unrealized gain (loss) on investments	(5,721,284)	(1,845,217)	-	(812,862)	-	(62,627)	-	(33,377)
Reinvested capital gains	1,125,493	1,681,069	-	-	-	20,840	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,185)	563,557	-	81,527	-	3,373	-	13,303

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	251,864	786,033	-	24,258	-	2,288	-	1,946
Transfers between funds	(13,343,497)	26,371	-	(1,790,324)	-	(242,602)	-	(184,765)
Surrenders (note 6)	(161,197)	(1,082,657)	-	(37,420)	-	-	-	-
Death benefits (note 4)	(13,105)	(195,468)	-	(236,093)	-	-	-	(25)
Net policy repayments (loans) (note 5)	58,877	205,659	-	94,440	-	965	-	-
Deductions for surrender charges (note 2d)	-	(59)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(303,455)	(966,120)	-	(44,826)	-	(3,982)	-	(1,937)
Asset charges (note 3):
MSP contracts	(888)	(3,196)	-	-	-	-	-	-
SL contracts or LSFP contracts	(659)	(2,238)	-	(2,638)	-	(6)	-	(417)
Adjustments to maintain reserves	(2,467)	125	-	(3,500)	-	4	-	8

Net equity transactions	(13,514,527)	(1,231,550)	-	(1,996,103)	-	(243,333)	-	(185,190)

Net change in contract owners’ equity	(13,602,712)	(667,993)	-	(1,914,576)	-	(239,960)	-	(171,887)
Contract owners’ equity beginning of period	13,602,712	14,270,705	-	1,914,576	-	239,960	-	171,887

Contract owners’ equity end of period	$-	13,602,712	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	415,809	455,264	-	111,027	-	9,468	-	9,678
Units purchased	9,679	35,762	-	-	-	159	-	104
Units redeemed	(425,488)	(75,217)	-	(111,027)	-	(9,627)	-	(9,782)

Ending units	-	415,809	-	-	-	-	-	-

	AMBP		AMFAS
	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(196)	-	(781)
Realized gain (loss) on investments	-	3,551	-	(1,073)
Change in unrealized gain (loss) on investments	-	(10,009)	-	(26,548)
Reinvested capital gains	-	7,671	-	26,722

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,017	-	(1,680)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,358	-	3,497
Transfers between funds	-	(38,634)	-	(187,957)
Surrenders (note 6)	-	-	-	(6,452)
Death benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	249	-	(368)
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(2,304)	-	(6,678)
Asset charges (note 3):
MSP contracts	-	-	-	-
SL contracts or LSFP contracts	-	-	-	(26)
Adjustments to maintain reserves	-	(20)	-	(23)

Net equity transactions	-	(39,351)	-	(198,007)

Net change in contract owners’ equity	-	(38,334)	-	(199,687)
Contract owners’ equity beginning of period	-	38,334	-	199,687

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,939	-	9,561
Units purchased	-	81	-	199
Units redeemed	-	(2,020)	-	(9,760)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Inflation-Protected Securities Portfolio (DFVIPS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Cardinal Managed Growth Class I (NCPG)*

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a premium load charge that will not exceed 6%. The 6% is comprised of a charge for premium taxes that ranges from 2.50% to 3.50% of each premium payment and a charge for the sales load that ranges from 2.50% to 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment ten years and 1.50% of each premium payment thereafter.

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were -$1,318,877 and -$1,389,661, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the tow insureds and the fact the death benefit is not payable until the death of the second insured contract owner.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 - $10/month

Purchase payments totaling $25,000 or more - none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 - $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more - $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium contracts issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2016:

	Total	ALVDAA	MLVGA2	DWVSVS	DFVIPS	DSIF
Variable Executive Life	11,383	-	35	-	-	557
Multiple Payment	1,743	-	-	-	-	-
Single Premium issued prior to April 16, 1990	2,237	-	-	-	-	-
Flexible Premium VUL	2,667,351	3	13,311	1,714	9	187,318
Single Premium issued after to April 16, 1990	341,029	-	-	-	-	18,284

Total	3,023,743	3	13,346	1,714	9	206,159

	DSRG	DSGIBA	FTVIS2	FTVRDI	FTVSVI	FTVDM2
Variable Executive Life	-	-	34	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	35,418	28	7,369	18,936	11,726	3,420
Single Premium issued after to April 16, 1990	1,500	-	-	-	-	-

Total	36,918	28	7,403	18,936	11,726	3,420

	TIF	TIF2	FTVGI2	FTVFA2	IVKMG1	IVBRA1
Variable Executive Life	-	-	88	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	328	4,543	9,365	1,209	1,188	794
Single Premium issued after to April 16, 1990	-	-	-	-	-	-

Total	328	4,543	9,453	1,209	1,188	794

	JABS	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI
Variable Executive Life	-	-	40	11	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	6,468	14,949	5,845	10,344	3,072	991
Single Premium issued after to April 16, 1990	-	5,723	1,874	1,514	-	-

Total	6,468	20,672	7,759	11,869	3,072	991

	MNDIC	MVFIC	MSVFI	MSEM	MSVRE	IDPG
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	636	13,222	1,342	3,543	4	15
Single Premium issued after to April 16, 1990	-	-	-	840	8,440	-

Total	636	13,222	1,342	4,383	8,444	15

	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	1,023	463	28,303	13,391	2,863	7,606
Single Premium issued after to April 16, 1990	-	-	7,016	-	-	-

Total	1,023	463	35,319	13,391	2,863	7,606

	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVNMO1
Variable Executive Life	22	-	-	30	78	246
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	8,785	3,445	4,109	8,485	16,382	64,915
Single Premium issued after to April 16, 1990	-	-	-	2,489	148	611

Total	8,807	3,445	4,109	11,004	16,608	65,772

	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	575	1,429	2,499	3,372	319	5,238
Single Premium issued after to April 16, 1990	-	-	-	-	-	-

Total	575	1,429	2,499	3,372	319	5,238

	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF
Variable Executive Life	-	-	-	-	1,100	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	24	22
Flexible Premium VUL	3,889	567	1,641	677	265,207	24,967
Single Premium issued after to April 16, 1990	-	-	1,923	-	7,870	4,998

Total	3,889	567	3,564	677	274,201	29,987

	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	1,328	10,552	982	546	1,482	12,891
Single Premium issued after to April 16, 1990	-	157	-	-	2,038	2,007

Total	1,328	10,709	982	546	3,520	14,898

	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI
Variable Executive Life	157	-	110	626	-	-
Multiple Payment	-	-	-	19	-	-
Single Premium issued prior to April 16, 1990	-	-	-	11	-	-
Flexible Premium VUL	20,852	10,394	23,777	56,131	19,063	2,156
Single Premium issued after to April 16, 1990	3,708	3,843	5,723	23,491	1,911	-

Total	24,717	14,237	29,610	80,278	20,974	2,156

	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF
Variable Executive Life	-	-	308	-	21	47
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	7,143	5,732	140,523	117,656	5,585	18,752
Single Premium issued after to April 16, 1990	646	203	678	1,206	280	2,583

Total	7,789	5,935	141,509	118,862	5,886	21,382

	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF
Variable Executive Life	1,317	-	-	957	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	70,465	4,019	2,819	260,183	964	3,761
Single Premium issued after to April 16, 1990	2,865	2,224	-	17,439	-	-

Total	74,647	6,243	2,819	278,579	964	3,761

	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB
Variable Executive Life	192	-	-	-	-	63
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	7
Flexible Premium VUL	38,413	251	50	637	12,339	6,075
Single Premium issued after to April 16, 1990	7,772	-	-	-	-	4,918

Total	46,377	251	50	637	12,339	11,063

	AMGP	AMCG	AMMCGS	AMTP	AMSRS	NOTB3
Variable Executive Life	-	-	26	-	-	-
Multiple Payment	-	140	-	-	-	-
Single Premium issued prior to April 16, 1990	-	221	-	-	-	-
Flexible Premium VUL	-	-	824	21	3,436	39
Single Premium issued after to April 16, 1990	597	7,324	-	4,548	-	-

Total	597	7,685	850	4,569	3,436	39

	NOTG3	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	81	-
Single Premium issued prior to April 16, 1990	-	-	-	-	206	-
Flexible Premium VUL	15	1,670	5,272	17,416	81	6,256
Single Premium issued after to April 16, 1990	-	-	-	16,421	10,620	5,586

Total	15	1,670	5,272	33,837	10,988	11,842

	ACVIP2	ACVI	ACVMV1	ACVU1	DVSCS	DCAP
Variable Executive Life	97	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	4,128	120	11,744	-	7,789	15,857
Single Premium issued after to April 16, 1990	-	1,345	-	439	2,806	3,493

Total	4,225	1,465	11,744	439	10,595	19,350

	DSC	DGI	FVCA2P	FQB	FEIP	FHIP
Variable Executive Life	-	14	-	-	1,566	197
Multiple Payment	-	-	-	-	279	68
Single Premium issued prior to April 16, 1990	-	-	-	-	173	7
Flexible Premium VUL	1,739	5,897	384	3,452	173,061	39,846
Single Premium issued after to April 16, 1990	-	943	-	3,415	26,042	7,169

Total	1,739	6,854	384	6,867	201,121	47,287

	FAMP	FNRS2	FF10S	FF20S	FF30S	FGP
Variable Executive Life	44	-	-	-	-	2,173
Multiple Payment	-	-	-	-	-	867
Single Premium issued prior to April 16, 1990	283	-	-	-	-	1,072
Flexible Premium VUL	44,519	7,936	2,091	6,674	6,241	271,299
Single Premium issued after to April 16, 1990	16,732	-	-	-	-	35,156

Total	61,578	7,936	2,091	6,674	6,241	310,567

	FIGBS	FMCS	FOP	FOS	FVSS	GVGMNS
Variable Executive Life	26	-	11	70	-	-
Multiple Payment	-	-	271	-	-	-
Single Premium issued prior to April 16, 1990	-	-	7	-	-	-
Flexible Premium VUL	9,680	32,041	16,798	18,871	2,902	80
Single Premium issued after to April 16, 1990	-	-	6,990	-	992	-

Total	9,706	32,041	24,077	18,941	3,894	80

	OVMS	OVB	OVGS	OVIG	OVGI	OVSC
Variable Executive Life	7	-	1,004	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	26,257	14,039	89,845	139	5,216	6,289
Single Premium issued after to April 16, 1990	3,595	4,178	8,775	-	510	-

Total	29,859	18,217	99,624	139	5,726	6,289

	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	4,855	915	1,674	41	1,354	6,195
Single Premium issued after to April 16, 1990	1,626	-	-	-	-	-

Total	6,481	915	1,674	41	1,354	6,195

	PMVTRA	PVGIB	PVGOB	PVTIGB	PVTVB	ACEG
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	5,031	474	211	932	1,695	135
Single Premium issued after to April 16, 1990	-	-	-	-	-	-

Total	5,031	474	211	932	1,695	135

	AVMCCI	RVARS	TRHS2	VWBF	VWEM	VWHA
Variable Executive Life	-	-	-	41	17	13
Multiple Payment	-	-	-	18	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	-	-
Flexible Premium VUL	4	228	25,693	3,562	17,225	16,383
Single Premium issued after to April 16, 1990	-	-	-	3,609	2,055	4,638

Total	4	228	25,693	7,230	19,297	21,034

	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issued prior to April 16, 1990	-	-	-	-	204	-
Flexible Premium VUL	9,626	3,653	1,456	-	98	1,696
Single Premium issued after to April 16, 1990	-	-	-	4,949	8,271	-

Total	9,626	3,653	1,456	4,949	8,573	1,696

	CAF
Variable Executive Life	38
Multiple Payment	-
Single Premium issued prior to April 16, 1990	-
Flexible Premium VUL	21,470
Single Premium issued after to April 16, 1990	1,283

Total	22,791

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $22,324,321 and $24,014,557, respectively, and total transfers from the Account to the fixed account were $28,868,044 and $18,645,557, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$586,836,739	$-	$-	$586,836,739

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$2	$335
Global Allocation V.I. Fund - Class II (MLVGA2)	266,567	699,358
VIP Small Cap Value Series: Service Class (DWVSVS)	337,287	156,645
VA Inflation-Protected Securities Portfolio (DFVIPS)	23,305	531
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,167,995	5,003,821
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	784,693	648,831
Global Income Builder VIP - Class A (DSGIBA)	8,714	141
Franklin Income Securities Fund - Class 2 (FTVIS2)	145,416	500,153
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,153,799	1,424,883
Small Cap Value Securities Fund - Class 1 (FTVSVI)	487,934	283,619
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	87,437	199,114
Templeton Foreign Securities Fund - Class 1 (TIF)	2,729	36,059
Templeton Foreign Securities Fund - Class 2 (TIF2)	217,431	283,200
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	99,330	196,763
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	42,451	19,783
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	40,393	92,770
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	79,004	47,986
Balanced Portfolio: Service Shares (JABS)	665,987	715,123
Forty Portfolio: Service Shares (JACAS)	1,235,942	1,469,820
Global Technology Portfolio: Service Shares (JAGTS)	1,197,272	1,297,172
Overseas Portfolio: Service Shares (JAIGS)	300,977	397,086
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	1,187,100	13,516
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	46,463	60,864
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	7,756	38,336
Value Series - Initial Class (MVFIC)	1,349,272	922,191
Core Plus Fixed Income Portfolio - Class I (MSVFI)	57,851	15,023
Emerging Markets Debt Portfolio - Class I (MSEM)	311,074	339,144
U.S. Real Estate Portfolio - Class I (MSVRE)	128,260	152,708
NVIT Investor Destinations Managed Growth Class I (IDPG)	-	150,905
NVIT Bond Index Fund Class I (NVBX)	382,768	175,878
NVIT International Index Fund Class I (NVIX)	37,065	33,564
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,102,405	909,554
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	374,262	633,285
American Funds NVIT Bond Fund - Class II (GVABD2)	37,820	281,121
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	564,192	516,961
American Funds NVIT Growth Fund - Class II (GVAGR2)	469,710	119,482
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	165,100	343,093
Federated NVIT High Income Bond Fund - Class I (HIBF)	151,190	178,714
NVIT Emerging Markets Fund - Class I (GEM)	116,705	465,206
NVIT International Equity Fund - Class I (GIG)	382,745	689,161
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	822,771	1,447,203
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	13,735	14,375
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	38,730	73,860
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	378,656	722,744
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	82,686	79,924
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	38,405	20,896
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	147,235	321,570
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	95,456	45,633
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	15,638	58,541
NVIT Core Bond Fund - Class I (NVCBD1)	160,190	120,456
NVIT Core Plus Bond Fund - Class I (NVLCP1)	33,591	28,313
NVIT Nationwide Fund - Class I (TRF)	735,038	4,136,949
NVIT Government Bond Fund - Class I (GBF)	946,886	1,198,062
NVIT International Index Fund - Class II (GVIX2)	15,248	35,123
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,382,704	112,631
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	121,896	10,585
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	10,365	14,568
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	187,902	251,425
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	450,665	330,886
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	634,129	433,321
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	280,252	2,870,956
NVIT Mid Cap Index Fund - Class I (MCIF)	1,230,724	1,412,077
NVIT Money Market Fund - Class I (SAM)	13,364,449	14,230,742

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	269,598	612,023
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	37,665	169,570
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	639,605	737,806
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	303,533	191,150
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,196,021	2,733,327
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,879,579	2,472,595
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	354,757	363,207
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	895,935	1,337,039
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,401,152	1,617,269
NVIT Multi-Sector Bond Fund - Class I (MSBF)	328,770	153,241
NVIT Short Term Bond Fund - Class II (NVSTB2)	61,970	77,724
NVIT Large Cap Growth Fund - Class I (NVOLG1)	26,758,943	7,115,847
Templeton NVIT International Value Fund - Class III (NVTIV3)	18,986	11,759
Invesco NVIT Comstock Value Fund - Class I (EIF)	43,584	211,999
NVIT Real Estate Fund - Class I (NVRE1)	1,260,598	1,434,173
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	98,339	760
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	791	328
NVIT Small Cap Index Fund Class II (NVSIX2)	106,374	57,970
NVIT S&P 500 Index Fund Class I (GVEX1)	1,625,377	1,208,788
Short Duration Bond Portfolio - I Class Shares (AMTB)	480,551	1,222,557
Guardian Portfolio - I Class Shares (AMGP)	16,088	73,402
International Portfolio - S Class Shares (AMINS)	351	1,335
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	97,566	290,778
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	11,721	68,776
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	373,851	471,472
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	1,390	3,556
Socially Responsive Portfolio - I Class Shares (AMSRS)	37,468	52,954
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	10,350	312
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	32	103
VPS Growth and Income Portfolio - Class A (ALVGIA)	107,111	77,046
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	377,057	414,234
VP Balanced Fund - Class I (ACVB)	535,700	616,668
VP Capital Appreciation Fund - Class I (ACVCA)	158,824	238,650
VP Income & Growth Fund - Class I (ACVIG)	185,365	241,892
VP Inflation Protection Fund - Class II (ACVIP2)	88,594	183,494
VP International Fund - Class I (ACVI)	39,555	64,579
VP Mid Cap Value Fund - Class I (ACVMV1)	1,274,497	830,633
VP Ultra(R) Fund - Class I (ACVU1)	21,666	171,449
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	725,592	357,353
Appreciation Portfolio - Initial Shares (DCAP)	876,330	967,007
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	103,493	207,611
Growth and Income Portfolio - Initial Shares (DGI)	212,411	216,265
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	7,677	4,202
Quality Bond Fund II - Primary Shares (FQB)	177,276	228,999
Equity-Income Portfolio - Initial Class (FEIP)	3,400,699	3,929,776
High Income Portfolio - Initial Class (FHIP)	1,731,737	2,055,972
VIP Asset Manager Portfolio - Initial Class (FAMP)	716,908	1,442,387
VIP Energy Portfolio - Service Class 2 (FNRS2)	324,339	645,768
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	45,966	40,085
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	223,993	65,068
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	103,092	82,506
VIP Growth Portfolio - Initial Class (FGP)	6,145,453	6,345,396
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	420,634	422,801
VIP Mid Cap Portfolio - Service Class (FMCS)	488,373	1,014,323
VIP Overseas Portfolio - Initial Class (FOP)	145,245	633,503
VIP Overseas Portfolio - Service Class (FOS)	332,614	654,291
VIP Value Strategies Portfolio - Service Class (FVSS)	237,154	286,785
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,046	1,453
Capital Income Fund/VA - Non-Service Shares (OVMS)	189,157	530,222
Core Bond Fund/VA - Non-Service Shares (OVB)	196,692	420,425
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,204,131	3,550,708
International Growth Fund/VA - Non-Service Shares (OVIG)	119,115	79,883
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	564,816	239,588
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	743,934	914,702
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	153,298	278,019
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	26,436	48,549
All Asset Portfolio - Administrative Class (PMVAAA)	235,441	51,515
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	7,360	1,148
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	53,516	121,087

Low Duration Portfolio - Administrative Class (PMVLDA)	254,767	372,231
Total Return Portfolio - Administrative Class (PMVTRA)	204,076	434,461
VT Growth & Income Fund: Class IB (PVGIB)	13,842	20,418
VT Growth Opportunities Fund: Class IB (PVGOB)	344,731	7,441
VT International Equity Fund: Class IB (PVTIGB)	86,594	127,796
VT Voyager Fund: Class IB (PVTVB)	26,700	558,391
VI American Franchise Fund - Series I Shares (ACEG)	25,294	6,204
VI Value Opportunities Fund - Series I Shares (AVBVI)	1,417	819
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	78	83
Variable Fund - Multi-Hedge Strategies (RVARS)	23,903	31,957
Health Sciences Portfolio - II (TRHS2)	1,621,271	2,707,028
Limited-Term Bond Portfolio - II (TRLT2)	72,563	72,015
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	29,087	95,300
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	270,945	602,126
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	864,130	1,037,672
Variable Insurance Portfolios - Asset Strategy (WRASP)	62,363	363,485
Variable Insurance Portfolios - High Income (WRHIP)	214,895	125,644
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	82,609	40,949
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	59,569	109,514
Advantage VT Opportunity Fund - Class 2 (SVOF)	186,240	210,091
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	78,552	141,390
American Century NVIT Growth Fund - Class I (obsolete) (CAF)	1,440,256	13,833,195

	$111,380,878	$119,748,811

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016			0.80%	14			$11.87	$166	0.67%			2.77%
2015			0.80%	43			11.55	497	0.76%			-1.88%
2014			0.80%	77			11.77	907	0.83%			3.62%
2013			0.50%	441			11.42	5,037	0.37%			11.75%
2012			0.50%	443			10.22	4,528	0.14%			2.20%	****
Global Allocation V.I. Fund - Class II (MLVGA2)
2016	0.00%	to	0.80%	177,260	17.10	to	16.09	2,925,866	1.12%	3.96%	to	3.13%
2015	0.00%	to	0.80%	206,322	16.45	to	15.60	3,290,547	1.01%	-0.87%	to	-1.66%
2014	0.00%	to	0.80%	196,223	16.60	to	15.86	3,171,176	1.93%	1.97%	to	1.15%
2013	0.00%	to	0.80%	229,979	16.28	to	15.68	3,659,868	1.06%	14.55%	to	13.64%
2012	0.00%	to	0.80%	244,658	14.21	to	13.80	3,414,684	1.49%	10.14%	to	9.26%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.50%	to	0.80%	30,134	15.69	to	15.52	472,696	0.51%	30.43%	to	30.04%
2015	0.50%	to	0.80%	17,292	12.03	to	11.94	208,032	0.40%	-6.93%	to	-7.21%
2014	0.50%	to	0.80%	32,825	12.93	to	12.86	424,330	0.21%	5.09%	to	4.78%
2013	0.50%	to	0.80%	4,859	12.30	to	12.28	59,770	0.00%	23.01%	to	22.76%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2016			0.50%	2,258			9.95	22,463	1.21%			-0.52%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.00%	to	1.00%	823,181	47.90	to	17.55	44,003,898	2.01%	11.71%	to	10.60%
2015	0.00%	to	1.00%	896,681	42.88	to	15.87	43,486,411	1.81%	1.11%	to	0.10%
2014	0.00%	to	1.00%	986,251	42.41	to	15.86	47,380,837	1.74%	13.42%	to	12.30%
2013	0.00%	to	1.30%	1,090,770	37.39	to	43.10	46,315,443	1.83%	32.03%	to	30.32%
2012	0.00%	to	1.30%	1,268,393	28.32	to	33.07	40,564,178	2.02%	15.74%	to	14.24%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.00%	to	1.00%	151,270	35.77	to	12.35	6,723,873	1.30%	10.37%	to	9.28%
2015	0.00%	to	1.00%	164,369	32.41	to	11.30	6,674,816	1.07%	-3.19%	to	-4.16%
2014	0.00%	to	1.00%	182,744	33.48	to	11.79	7,698,420	1.06%	13.45%	to	12.32%
2013	0.00%	to	1.00%	193,190	29.51	to	10.50	7,239,550	1.24%	34.34%	to	33.01%
2012	0.00%	to	1.00%	209,089	21.97	to	7.89	5,828,570	0.80%	11.97%	to	10.86%
Global Income Builder VIP - Class A (DSGIBA)
2016	0.50%	to	0.80%	860	10.37	to	10.35	8,917	0.00%	3.73%	to	3.53%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.00%	to	0.80%	82,298	18.22	to	16.73	1,426,153	4.97%	14.02%	to	13.12%
2015	0.00%	to	0.80%	108,195	15.98	to	14.79	1,650,291	4.53%	-7.05%	to	-7.79%
2014	0.00%	to	0.80%	111,453	17.20	to	16.04	1,837,767	5.34%	4.62%	to	3.78%
2013	0.00%	to	0.80%	116,247	16.44	to	15.46	1,840,961	6.46%	13.94%	to	13.03%
2012	0.00%	to	0.80%	93,198	14.43	to	13.68	1,302,505	6.60%	12.65%	to	11.75%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.00%	to	0.80%	136,583	32.12	to	28.79	4,106,225	1.46%	16.33%	to	15.40%
2015	0.00%	to	0.80%	163,813	27.61	to	24.95	4,256,804	1.70%	-3.42%	to	-4.19%
2014	0.00%	to	0.80%	173,632	28.59	to	26.04	4,695,586	1.58%	9.01%	to	8.14%
2013	0.00%	to	0.80%	188,022	26.23	to	24.08	4,682,773	1.83%	30.05%	to	29.02%
2012	0.00%	to	0.80%	200,895	20.17	to	18.66	3,865,387	1.95%	12.18%	to	11.28%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016	0.00%	to	0.80%	66,556	44.29	to	39.71	2,756,142	1.05%	30.54%	to	29.50%
2015	0.00%	to	0.80%	71,379	33.93	to	30.66	2,275,705	0.90%	-7.18%	to	-7.92%
2014	0.00%	to	0.80%	93,738	36.56	to	33.30	3,237,630	0.80%	0.88%	to	0.08%
2013	0.00%	to	0.80%	121,642	36.24	to	33.27	4,180,714	1.48%	36.50%	to	35.42%
2012	0.00%	to	0.80%	131,056	26.55	to	24.57	3,314,479	1.03%	18.75%	to	17.80%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.00%	to	0.80%	79,668	8.90	to	8.71	700,074	0.84%	17.44%	to	16.51%
2015	0.00%	to	0.80%	93,715	7.58	to	7.48	704,647	2.03%	-19.60%	to	-20.24%
2014	0.00%	to	0.80%	95,621	9.43	to	9.38	898,626	1.52%	-5.71%	to	-6.21%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 1 (TIF)
2016	0.00%	to	0.80%	2,858	$25.74	to	23.07	$68,905	2.16%	7.49%	to	6.64%
2015	0.00%	to	0.80%	4,512	23.94	to	21.64	101,520	3.53%	-6.31%	to	-7.05%
2014	0.00%	to	0.80%	6,283	25.56	to	23.28	151,324	2.00%	-10.89%	to	-11.60%
2013	0.00%	to	0.80%	7,507	28.68	to	26.33	203,881	2.54%	23.27%	to	22.29%
2012	0.00%	to	0.80%	7,807	23.26	to	21.53	172,840	3.71%	18.60%	to	17.65%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.00%	to	0.80%	113,377	8.75	to	8.57	979,882	2.05%	7.18%	to	6.32%
2015	0.00%	to	0.80%	125,579	8.17	to	8.06	1,017,460	3.28%	-6.49%	to	-7.24%
2014	0.00%	to	0.80%	149,193	8.73	to	8.69	1,298,913	1.90%	-12.65%	to	-13.12%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.00%	to	0.80%	209,199	9.94	to	9.73	2,052,183	0.00%	2.94%	to	2.12%
2015	0.00%	to	0.80%	218,739	9.65	to	9.52	2,094,948	7.79%	-4.30%	to	-5.07%
2014	0.00%	to	0.80%	233,805	10.09	to	10.03	2,350,792	5.04%	0.86%	to	0.32%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.00%	to	0.80%	20,348	14.67	to	13.68	286,346	3.82%	13.18%	to	12.28%
2015	0.00%	to	0.80%	19,969	12.96	to	12.19	249,530	3.09%	-6.21%	to	-6.96%
2014	0.00%	to	0.80%	15,708	13.82	to	13.10	210,388	2.91%	2.85%	to	2.03%
2013	0.00%	to	0.80%	11,864	13.43	to	12.84	156,427	11.80%	23.77%	to	22.78%
2012	0.00%	to	0.80%	7,639	10.85	to	10.46	80,972	3.11%	15.33%	to	14.41%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.00%	to	0.80%	14,520	14.83	to	14.29	210,577	0.00%	0.76%	to	-0.04%
2015	0.00%	to	0.80%	19,785	14.72	to	14.30	286,131	0.00%	1.21%	to	0.40%
2014	0.00%	to	0.80%	15,517	14.55	to	14.24	222,889	0.00%	8.04%	to	7.18%
2013	0.00%	to	0.80%	16,170	13.47	to	13.29	215,995	0.41%	37.01%	to	35.92%
2012	0.00%	to	0.80%	17,386	9.83	to	9.77	170,309	0.00%	-1.72%	to	-2.26%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.50%	to	0.80%	14,594	10.90	to	10.81	158,770	0.45%	11.08%	to	10.75%
2015	0.50%	to	0.80%	11,752	9.81	to	9.76	115,139	4.50%	-4.58%	to	-4.86%
2014	0.50%	to	0.80%	9,313	10.28	to	10.26	95,720	0.00%	2.80%	to	2.59%	****
Balanced Portfolio: Service Shares (JABS)
2016	0.00%	to	0.80%	50,939	27.86	to	24.98	1,331,153	1.77%	4.32%	to	3.49%
2015	0.00%	to	0.80%	53,702	26.71	to	24.13	1,352,277	1.59%	0.41%	to	-0.39%
2014	0.00%	to	0.80%	64,331	26.60	to	24.23	1,620,148	1.53%	8.24%	to	7.38%
2013	0.00%	to	0.80%	64,527	24.57	to	22.56	1,508,607	2.03%	19.80%	to	18.85%
2012	0.00%	to	0.80%	77,338	20.51	to	18.98	1,515,049	2.45%	13.37%	to	12.47%
Forty Portfolio: Service Shares (JACAS)
2016	0.00%	to	1.00%	208,603	20.06	to	17.74	3,870,367	0.86%	1.94%	to	0.93%
2015	0.00%	to	1.00%	253,113	19.68	to	17.57	4,619,185	1.23%	11.94%	to	10.82%
2014	0.00%	to	1.00%	229,302	17.58	to	15.86	3,758,983	0.03%	8.47%	to	7.39%
2013	0.00%	to	1.00%	269,822	16.21	to	14.76	4,093,835	0.57%	30.89%	to	29.58%
2012	0.00%	to	1.00%	327,052	12.38	to	11.39	3,803,305	0.58%	23.86%	to	22.62%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.00%	to	1.00%	207,330	11.36	to	10.08	2,195,276	0.09%	13.85%	to	12.72%
2015	0.00%	to	1.00%	232,405	9.98	to	8.94	2,165,381	0.76%	4.65%	to	3.60%
2014	0.00%	to	1.00%	194,190	9.54	to	8.63	1,736,575	0.00%	9.35%	to	8.26%
2013	0.00%	to	1.30%	239,301	8.72	to	7.30	1,964,320	0.00%	35.39%	to	33.64%
2012	0.00%	to	1.30%	244,704	6.44	to	5.46	1,490,012	0.00%	19.15%	to	17.61%
Overseas Portfolio: Service Shares (JAIGS)
2016	0.00%	to	1.00%	195,510	12.51	to	11.65	2,256,295	4.95%	-6.71%	to	-7.63%
2015	0.00%	to	1.00%	218,855	13.41	to	12.61	2,722,803	0.50%	-8.80%	to	-9.71%
2014	0.00%	to	1.00%	244,895	14.71	to	13.97	3,356,389	5.83%	-12.10%	to	-12.98%
2013	0.00%	to	1.00%	301,550	16.73	to	16.05	4,726,223	3.03%	14.28%	to	13.14%
2012	0.00%	to	1.00%	358,477	14.64	to	14.19	4,937,709	0.85%	13.18%	to	12.05%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.50%	to	0.80%	112,746	10.03	to	10.01	1,130,586	2.61%	0.28%	to	0.08%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016	0.00%	to	0.80%	17,163	10.46	to	10.31	177,849	0.56%	6.08%	to	5.23%
2015	0.00%	to	0.80%	20,636	9.86	to	9.80	202,660	0.50%	-1.40%	to	-2.00%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2016	0.50%	to	0.80%	7,478	$14.18	to	13.98	$105,666	0.00%	8.51%	to	8.18%
2015	0.50%	to	0.80%	10,222	13.07	to	12.93	133,187	0.00%	-2.37%	to	-2.67%
2014	0.50%	to	0.80%	12,507	13.39	to	13.28	167,080	0.00%	-7.72%	to	-8.00%
2013	0.50%	to	0.80%	21,574	14.51	to	14.43	312,770	0.00%	40.81%	to	40.39%
2012	0.50%	to	0.80%	3,653	10.30	to	10.28	37,618	0.00%	3.02%	to	2.81%	****
Value Series - Initial Class (MVFIC)
2016	0.00%	to	0.80%	91,711	36.04	to	32.30	3,099,974	2.28%	14.09%	to	13.18%
2015	0.00%	to	0.80%	87,843	31.59	to	28.54	2,615,480	2.35%	-0.74%	to	-1.53%
2014	0.00%	to	0.80%	89,656	31.82	to	28.98	2,704,971	1.33%	10.51%	to	9.63%
2013	0.00%	to	0.80%	71,085	28.79	to	26.44	1,948,707	1.22%	35.89%	to	34.80%
2012	0.00%	to	0.80%	77,887	21.19	to	19.61	1,576,122	1.75%	16.26%	to	15.33%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.00%	to	0.80%	19,559	16.83	to	15.09	310,364	2.00%	6.11%	to	5.27%
2015	0.00%	to	0.80%	17,230	15.86	to	14.33	256,761	3.38%	-0.65%	to	-1.44%
2014	0.00%	to	0.80%	19,453	15.97	to	14.54	293,831	3.24%	7.85%	to	7.00%
2013	0.00%	to	0.80%	18,667	14.80	to	13.59	266,846	3.97%	-0.32%	to	-1.11%
2012	0.00%	to	0.80%	23,156	14.85	to	13.75	330,542	5.75%	9.44%	to	8.57%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.00%	to	1.00%	24,876	35.98	to	30.32	807,405	5.09%	10.55%	to	9.46%
2015	0.00%	to	1.00%	26,929	32.55	to	27.70	797,388	5.12%	-1.12%	to	-2.10%
2014	0.00%	to	1.00%	29,799	32.91	to	28.30	902,014	5.45%	2.93%	to	1.90%
2013	0.00%	to	1.00%	42,545	31.98	to	27.77	1,245,833	3.76%	-8.75%	to	-9.66%
2012	0.00%	to	1.00%	56,091	35.04	to	30.74	1,802,771	2.88%	17.96%	to	16.78%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.00%	to	1.00%	24,409	91.36	to	43.85	1,306,761	1.28%	6.81%	to	5.75%
2015	0.00%	to	1.00%	24,812	85.54	to	41.47	1,265,754	1.29%	2.17%	to	1.15%
2014	0.00%	to	1.00%	33,626	83.72	to	41.00	1,612,364	1.49%	29.72%	to	28.43%
2013	0.00%	to	1.00%	32,399	64.54	to	31.92	1,248,531	1.21%	2.05%	to	1.04%
2012	0.00%	to	1.00%	51,441	63.24	to	31.59	1,870,640	0.84%	15.84%	to	14.68%
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015			0.50%	15,862			9.69	153,660	1.71%			-4.19%
NVIT Bond Index Fund Class I (NVBX)
2016	0.50%	to	0.80%	26,760	10.39	to	10.30	277,923	3.30%	1.75%	to	1.45%
2015	0.50%	to	0.80%	7,825	10.21	to	10.16	79,833	2.52%	-0.36%	to	-0.66%
2014	0.50%	to	0.80%	4,180	10.24	to	10.22	42,818	3.72%	2.44%	to	2.23%	****
NVIT International Index Fund Class I (NVIX)
2016	0.50%	to	0.80%	9,992	9.07	to	9.00	90,618	2.85%	0.42%	to	0.12%
2015	0.50%	to	0.80%	9,872	9.03	to	8.99	89,175	3.18%	-1.45%	to	-1.75%
2014	0.50%	to	0.80%	453	9.17	to	9.15	4,145	2.22%	-8.32%	to	-8.50%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.00%	to	1.00%	272,934	28.30	to	26.21	7,423,230	2.36%	20.44%	to	19.24%
2015	0.00%	to	1.00%	298,423	23.50	to	21.98	6,774,869	2.35%	-4.28%	to	-5.23%
2014	0.00%	to	1.00%	340,738	24.55	to	23.19	8,123,560	2.00%	13.12%	to	11.99%
2013	0.00%	to	1.00%	372,043	21.70	to	20.71	7,885,955	1.83%	31.90%	to	30.59%
2012	0.00%	to	1.00%	428,821	16.45	to	15.86	6,923,176	0.95%	14.66%	to	13.52%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.00%	to	0.80%	155,432	18.10	to	16.62	2,667,662	1.82%	9.00%	to	8.13%
2015	0.00%	to	0.80%	183,408	16.61	to	15.37	2,903,027	1.47%	0.98%	to	0.18%
2014	0.00%	to	0.80%	156,967	16.44	to	15.34	2,472,224	0.94%	4.99%	to	4.15%
2013	0.00%	to	0.80%	124,360	15.66	to	14.73	1,875,914	1.34%	23.28%	to	22.30%
2012	0.00%	to	0.80%	112,653	12.70	to	12.04	1,381,348	1.43%	15.72%	to	14.79%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.00%	to	0.80%	34,254	13.52	to	12.41	437,719	2.37%	2.65%	to	1.83%
2015	0.00%	to	0.80%	54,192	13.17	to	12.19	678,526	1.34%	-0.23%	to	-1.03%
2014	0.00%	to	0.80%	61,439	13.20	to	12.31	775,210	1.15%	4.98%	to	4.14%
2013	0.00%	to	0.80%	71,177	12.57	to	11.82	860,061	1.73%	-2.57%	to	-3.35%
2012	0.00%	to	0.80%	76,209	12.90	to	12.23	951,395	1.92%	4.97%	to	4.13%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.00%	to	0.80%	85,535	$18.57	to	17.05	$1,506,034	1.48%	0.19%	to	-0.61%
2015	0.00%	to	0.80%	92,179	18.53	to	17.15	1,626,725	0.65%	6.54%	to	5.69%
2014	0.00%	to	0.80%	94,935	17.39	to	16.23	1,580,636	0.68%	1.84%	to	1.02%
2013	0.00%	to	0.80%	101,666	17.08	to	16.06	1,670,047	0.38%	28.64%	to	27.62%
2012	0.00%	to	0.80%	114,108	13.28	to	12.59	1,463,841	0.80%	22.09%	to	21.11%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.00%	to	0.80%	106,152	19.31	to	17.73	1,944,191	0.22%	9.06%	to	8.20%
2015	0.00%	to	0.80%	107,876	17.70	to	16.38	1,820,079	0.72%	6.43%	to	5.58%
2014	0.00%	to	0.80%	112,791	16.63	to	15.52	1,796,736	0.44%	8.07%	to	7.21%
2013	0.00%	to	0.80%	131,148	15.39	to	14.48	1,941,961	0.33%	29.61%	to	28.58%
2012	0.00%	to	0.80%	142,174	11.88	to	11.26	1,632,247	0.22%	17.40%	to	16.46%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.00%	to	0.80%	39,316	16.74	to	15.49	626,938	1.07%	11.09%	to	10.20%
2015	0.00%	to	0.80%	57,553	15.07	to	14.06	830,178	0.82%	1.09%	to	0.28%
2014	0.00%	to	0.80%	77,509	14.91	to	14.02	1,111,476	0.81%	10.23%	to	9.35%
2013	0.00%	to	0.80%	74,243	13.52	to	12.82	971,012	1.03%	32.97%	to	31.91%
2012	0.00%	to	0.80%	76,013	10.17	to	9.72	751,622	0.95%	17.06%	to	16.13%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	to	0.80%	43,780	24.69	to	22.14	1,022,587	5.54%	14.16%	to	13.25%
2015	0.00%	to	0.80%	47,324	21.63	to	19.55	971,516	4.79%	-2.61%	to	-3.38%
2014	0.00%	to	0.80%	62,280	22.21	to	20.23	1,320,699	5.49%	2.55%	to	1.73%
2013	0.00%	to	0.80%	5,235	21.66	to	19.89	110,398	6.61%	7.07%	to	6.22%
2012	0.00%	to	0.80%	5,384	20.23	to	18.72	106,263	6.54%	14.56%	to	13.64%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.00%	to	1.00%	91,423	23.17	to	19.40	1,932,364	0.80%	7.72%	to	6.65%
2015	0.00%	to	1.00%	108,444	21.51	to	18.19	2,147,413	0.83%	-15.99%	to	-16.83%
2014	0.00%	to	1.00%	115,025	25.61	to	21.88	2,726,162	1.27%	-5.51%	to	-6.45%
2013	0.00%	to	1.00%	34,669	27.10	to	23.38	844,371	1.13%	0.75%	to	-0.26%
2012	0.00%	to	1.00%	40,391	26.90	to	23.44	983,200	0.49%	17.22%	to	16.05%
NVIT International Equity Fund - Class I (GIG)
2016	0.00%	to	1.00%	224,251	16.20	to	13.84	3,355,953	2.13%	0.87%	to	-0.13%
2015	0.00%	to	1.00%	249,338	16.06	to	13.86	3,717,354	0.49%	-3.06%	to	-4.02%
2014	0.00%	to	1.00%	279,704	16.57	to	14.44	4,319,964	2.89%	-0.45%	to	-1.44%
2013	0.00%	to	1.00%	43,387	16.64	to	14.65	679,396	0.54%	17.83%	to	16.66%
2012	0.00%	to	1.00%	45,936	14.12	to	12.56	614,813	0.85%	15.61%	to	14.46%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.00%	to	1.00%	863,456	16.32	to	14.96	13,476,214	0.79%	13.60%	to	12.47%
2015	0.00%	to	1.00%	955,017	14.36	to	13.30	13,189,436	0.77%	-1.08%	to	-2.06%
2014	0.00%	to	1.00%	1,044,467	14.52	to	13.58	14,654,852	0.88%	6.60%	to	5.54%
2013	0.00%	to	1.00%	1,179,010	13.62	to	12.87	15,594,821	1.04%	43.82%	to	42.39%
2012	0.00%	to	0.80%	1,255,134	9.47	to	9.12	11,600,085	1.47%	16.94%	to	16.01%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	0.50%	to	0.80%	6,268	17.49	to	17.04	109,301	0.79%	9.56%	to	9.24%
2015	0.50%	to	0.80%	6,966	15.96	to	15.60	110,884	0.85%	-0.82%	to	-1.12%
2014	0.50%	to	0.80%	8,636	16.09	to	15.78	138,728	0.95%	10.05%	to	9.72%
2013	0.50%	to	0.80%	9,336	14.62	to	14.38	136,295	0.94%	38.07%	to	37.66%
2012	0.50%	to	0.80%	8,694	10.59	to	10.44	92,005	0.59%	10.94%	to	10.61%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.50%	to	0.80%	18,151	14.39	to	14.02	259,413	2.39%	7.79%	to	7.46%
2015	0.50%	to	0.80%	23,044	13.35	to	13.04	306,120	2.71%	-2.07%	to	-2.36%
2014	0.50%	to	0.80%	23,915	13.63	to	13.36	324,208	2.11%	3.95%	to	3.64%
2013	0.50%	to	0.80%	26,454	13.11	to	12.89	345,034	1.50%	29.00%	to	28.62%
2012	0.50%	to	0.80%	15,770	10.16	to	10.02	159,186	1.08%	15.64%	to	15.30%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.00%	to	0.80%	28,761	$14.67	to	13.69	$402,841	2.14%	6.28%	to	5.44%
2015	0.00%	to	0.80%	55,893	13.80	to	12.98	741,335	3.15%	-1.05%	to	-1.84%
2014	0.00%	to	0.80%	29,487	13.95	to	13.22	396,731	2.23%	4.46%	to	3.63%
2013	0.00%	to	0.80%	33,453	13.35	to	12.76	432,965	2.05%	14.72%	to	13.80%
2012	0.00%	to	0.80%	21,042	11.64	to	11.21	238,035	1.48%	11.24%	to	10.35%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.00%	to	0.80%	43,344	15.05	to	14.04	622,243	2.74%	7.32%	to	6.47%
2015	0.00%	to	0.80%	47,510	14.02	to	13.19	639,066	3.01%	-1.15%	to	-1.93%
2014	0.00%	to	0.80%	57,074	14.18	to	13.45	781,124	2.46%	4.70%	to	3.87%
2013	0.00%	to	0.80%	61,151	13.55	to	12.95	803,619	1.94%	21.44%	to	20.48%
2012	0.00%	to	0.80%	46,481	11.15	to	10.75	505,624	1.51%	13.74%	to	12.83%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.00%	to	0.80%	4,802	13.66	to	12.75	62,669	2.70%	4.81%	to	3.98%
2015	0.00%	to	0.80%	3,650	13.03	to	12.26	45,654	1.72%	-0.65%	to	-1.44%
2014	0.00%	to	0.80%	9,727	13.12	to	12.44	123,320	0.27%	3.42%	to	2.60%
2013	0.00%	to	0.80%	122,213	12.69	to	12.12	1,506,412	1.85%	5.03%	to	4.19%
2012	0.00%	to	0.80%	128,438	12.08	to	11.64	1,515,281	1.97%	7.58%	to	6.72%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.00%	to	0.80%	72,436	14.89	to	13.89	1,032,119	2.68%	6.82%	to	5.97%
2015	0.00%	to	0.80%	92,343	13.94	to	13.11	1,238,000	3.00%	-0.98%	to	-1.76%
2014	0.00%	to	0.80%	88,472	14.07	to	13.34	1,202,982	2.49%	4.66%	to	3.82%
2013	0.00%	to	0.80%	91,749	13.45	to	12.85	1,197,382	1.72%	17.98%	to	17.04%
2012	0.00%	to	0.80%	92,029	11.40	to	10.98	1,023,436	1.52%	12.45%	to	11.55%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.50%	to	0.80%	51,262	14.36	to	13.99	732,839	2.73%	7.15%	to	6.83%
2015	0.50%	to	0.80%	53,137	13.40	to	13.09	709,071	3.02%	-1.92%	to	-2.21%
2014	0.50%	to	0.80%	52,799	13.66	to	13.39	718,134	2.60%	4.14%	to	3.82%
2013	0.50%	to	0.80%	51,690	13.12	to	12.90	674,948	1.59%	23.74%	to	23.36%
2012	0.50%	to	0.80%	46,451	10.60	to	10.45	489,723	1.37%	14.10%	to	13.75%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.00%	to	0.80%	9,928	14.41	to	13.45	138,384	2.49%	5.99%	to	5.15%
2015	0.00%	to	0.80%	13,838	13.60	to	12.79	182,273	2.15%	-0.88%	to	-1.67%
2014	0.00%	to	0.80%	22,655	13.72	to	13.01	304,493	2.34%	4.17%	to	3.34%
2013	0.00%	to	0.80%	26,062	13.17	to	12.59	337,294	1.72%	11.33%	to	10.44%
2012	0.00%	to	0.80%	29,959	11.83	to	11.40	348,892	1.57%	10.13%	to	9.25%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.00%	to	1.00%	40,956	14.34	to	13.15	554,426	3.20%	5.35%	to	4.30%
2015	0.00%	to	1.00%	39,308	13.61	to	12.61	507,356	2.98%	-0.72%	to	-1.71%
2014	0.00%	to	1.00%	39,970	13.71	to	12.82	523,470	2.56%	5.06%	to	4.01%
2013	0.00%	to	1.00%	45,475	13.05	to	12.33	570,086	2.58%	-1.91%	to	-2.89%
2012	0.00%	to	1.00%	35,977	13.30	to	12.70	465,023	3.26%	7.75%	to	6.68%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016	0.50%	to	0.80%	8,474	14.67	to	14.29	123,986	3.07%	3.18%	to	2.87%
2015	0.50%	to	0.80%	8,359	14.22	to	13.90	118,454	1.50%	-0.81%	to	-1.11%
2014	0.50%	to	0.80%	14,705	14.34	to	14.05	210,486	2.44%	4.57%	to	4.25%
2013	0.50%	to	0.80%	11,879	13.71	to	13.48	162,586	2.06%	-2.26%	to	-2.56%
2012	0.50%	to	0.80%	14,970	14.03	to	13.83	209,660	2.43%	6.84%	to	6.52%
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	to	1.00%	729,684	39.13	to	17.11	48,596,567	1.42%	11.39%	to	10.28%
2015	0.00%	to	1.00%	794,468	35.13	to	15.51	47,598,621	1.20%	0.94%	to	-0.07%
2014	0.00%	to	1.00%	877,892	34.81	to	15.53	51,525,804	1.16%	12.15%	to	11.03%
2013	0.00%	to	1.00%	968,562	31.04	to	13.98	50,240,792	1.32%	31.10%	to	29.80%
2012	0.00%	to	1.00%	1,080,920	23.67	to	10.77	42,525,245	1.41%	14.21%	to	13.08%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	to	1.00%	162,381	25.99	to	16.56	5,391,995	1.91%	0.74%	to	-0.26%
2015	0.00%	to	1.00%	172,237	25.80	to	16.60	5,705,897	1.69%	-0.11%	to	-1.10%
2014	0.00%	to	1.00%	191,939	25.83	to	16.78	6,328,719	1.97%	4.57%	to	3.53%
2013	0.00%	to	1.00%	215,753	24.70	to	16.21	6,764,036	1.81%	-4.06%	to	-5.01%
2012	0.00%	to	1.00%	298,463	25.75	to	17.07	9,382,996	2.14%	3.06%	to	2.03%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Index Fund - Class II (GVIX2)
2016	0.00%	to	0.80%	39,877	$9.29	to	9.09	$366,767	2.44%	0.75%	to	-0.05%
2015	0.00%	to	0.80%	42,885	9.22	to	9.09	392,938	2.09%	-1.26%	to	-2.04%
2014	0.00%	to	0.80%	43,094	9.33	to	9.28	401,282	1.63%	-6.67%	to	-7.18%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	to	1.00%	178,815	24.86	to	21.41	4,269,510	1.88%	9.47%	to	8.38%
2015	0.00%	to	1.00%	94,671	22.71	to	19.75	1,994,621	1.39%	-1.00%	to	-1.98%
2014	0.00%	to	1.00%	102,677	22.94	to	20.15	2,198,277	1.55%	4.99%	to	3.94%
2013	0.00%	to	1.00%	116,767	21.85	to	19.39	2,392,810	1.68%	27.25%	to	25.98%
2012	0.00%	to	1.00%	115,731	17.17	to	15.39	1,871,817	1.52%	15.90%	to	14.75%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.00%	to	0.80%	27,043	17.76	to	16.70	471,395	2.06%	6.30%	to	5.46%
2015	0.00%	to	0.80%	21,278	16.70	to	15.84	351,472	1.70%	-0.17%	to	-0.97%
2014	0.00%	to	0.80%	21,450	16.73	to	15.99	355,428	3.02%	4.59%	to	3.75%
2013	0.50%	to	0.80%	6,895	15.63	to	15.41	107,429	1.71%	12.86%	to	12.52%
2012	0.50%	to	0.80%	6,800	13.85	to	13.70	93,837	1.85%	8.84%	to	8.51%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.50%	to	0.80%	4,804	19.71	to	19.27	94,050	1.77%	7.20%	to	6.88%
2015	0.00%	to	0.80%	5,282	19.01	to	18.03	96,696	1.47%	-0.53%	to	-1.32%
2014	0.00%	to	0.80%	5,824	19.11	to	18.27	107,625	1.50%	5.21%	to	4.37%
2013	0.00%	to	0.80%	7,635	18.17	to	17.50	134,905	1.88%	19.49%	to	18.54%
2012	0.50%	to	0.80%	6,030	14.93	to	14.76	89,539	1.64%	11.69%	to	11.35%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	to	1.00%	25,228	17.55	to	15.12	398,511	1.66%	4.26%	to	3.23%
2015	0.00%	to	1.00%	29,949	16.83	to	14.64	459,878	1.61%	0.26%	to	-0.73%
2014	0.00%	to	1.00%	36,129	16.79	to	14.75	554,727	1.78%	3.89%	to	2.86%
2013	0.00%	to	1.00%	38,417	16.16	to	14.34	578,043	1.58%	4.83%	to	3.79%
2012	0.00%	to	1.00%	49,104	15.42	to	13.82	713,531	1.31%	5.18%	to	4.13%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	to	1.00%	170,563	21.94	to	18.89	3,506,812	1.89%	7.14%	to	6.08%
2015	0.00%	to	1.00%	176,900	20.47	to	17.81	3,400,620	1.44%	-0.33%	to	-1.33%
2014	0.00%	to	1.00%	224,416	20.54	to	18.05	4,362,478	1.65%	5.18%	to	4.13%
2013	0.00%	to	1.00%	257,540	19.53	to	17.33	4,775,220	1.61%	16.63%	to	15.47%
2012	0.00%	to	1.00%	282,525	16.75	to	15.01	4,494,727	1.58%	10.81%	to	9.71%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	to	1.00%	231,771	23.81	to	20.51	5,118,855	1.80%	8.48%	to	7.40%
2015	0.00%	to	1.00%	243,227	21.95	to	19.09	4,972,297	1.49%	-0.73%	to	-1.72%
2014	0.00%	to	1.00%	256,991	22.11	to	19.43	5,313,970	1.70%	4.96%	to	3.91%
2013	0.00%	to	1.00%	270,794	21.07	to	18.70	5,355,926	1.63%	22.38%	to	21.16%
2012	0.00%	to	1.00%	308,078	17.21	to	15.43	4,990,584	1.56%	13.76%	to	12.63%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	to	1.00%	60,451	20.07	to	17.28	1,093,389	0.85%	5.70%	to	4.65%
2015	0.00%	to	1.00%	202,821	18.98	to	16.51	3,565,318	1.67%	-0.03%	to	-1.03%
2014	0.00%	to	1.00%	202,459	18.99	to	16.69	3,576,769	1.81%	4.74%	to	3.70%
2013	0.00%	to	1.00%	194,912	18.13	to	16.09	3,309,421	1.73%	10.49%	to	9.40%
2012	0.00%	to	1.00%	192,674	16.41	to	14.71	2,987,665	1.74%	8.04%	to	6.96%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.00%	to	1.00%	179,792	38.89	to	30.01	6,345,221	1.24%	20.29%	to	19.10%
2015	0.00%	to	1.00%	206,498	32.33	to	25.20	6,121,644	1.16%	-2.53%	to	-3.50%
2014	0.00%	to	1.00%	205,415	33.18	to	26.11	6,248,126	1.07%	9.42%	to	8.33%
2013	0.00%	to	1.00%	221,987	30.32	to	24.10	6,194,520	1.14%	33.05%	to	31.72%
2012	0.00%	to	1.00%	234,630	22.79	to	18.30	4,945,871	1.01%	17.47%	to	16.30%
NVIT Money Market Fund - Class I (SAM)
2016	0.00%	to	1.00%	877,192	15.56	to	10.53	14,375,389	0.01%	0.01%	to	-0.99%
2015	0.00%	to	1.00%	921,079	15.55	to	10.64	15,241,791	0.00%	0.00%	to	-1.00%
2014	0.00%	to	1.00%	1,080,345	15.55	to	10.75	18,082,273	0.00%	0.00%	to	-1.00%
2013	0.00%	to	1.30%	1,110,278	15.55	to	15.03	18,620,052	0.00%	0.00%	to	-1.30%
2012	0.00%	to	1.30%	1,293,558	15.55	to	15.23	22,140,199	0.00%	0.00%	to	-1.30%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.00%	to	1.00%	384,493	$9.54	to	9.29	$3,615,029	1.42%	-2.12%	to	-3.09%
2015	0.00%	to	1.00%	432,427	9.75	to	9.58	4,177,238	0.72%	-0.49%	to	-1.48%
2014	0.00%	to	1.00%	446,203	9.80	to	9.73	4,354,649	1.06%	-2.04%	to	-2.71%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.00%	to	0.80%	24,448	18.94	to	16.98	434,490	2.71%	5.23%	to	4.39%
2015	0.00%	to	0.80%	33,454	18.00	to	16.27	567,297	1.27%	-5.12%	to	-5.88%
2014	0.00%	to	0.80%	28,978	18.97	to	17.28	520,425	3.04%	-9.46%	to	-10.19%
2013	0.00%	to	0.80%	7,825	20.96	to	19.24	155,241	2.32%	21.41%	to	20.44%
2012	0.00%	to	0.80%	8,612	17.26	to	15.98	141,360	0.39%	17.29%	to	16.36%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.00%	to	1.00%	94,633	16.95	to	15.55	1,542,909	0.77%	2.19%	to	1.18%
2015	0.00%	to	1.00%	114,835	16.59	to	15.36	1,833,853	0.39%	3.43%	to	2.41%
2014	0.00%	to	1.00%	138,850	16.04	to	15.00	2,154,180	0.50%	10.44%	to	9.34%
2013	0.00%	to	1.00%	147,302	14.52	to	13.72	2,082,599	0.82%	34.74%	to	33.40%
2012	0.00%	to	1.00%	142,573	10.78	to	10.29	1,502,977	0.46%	16.35%	to	15.19%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.00%	to	1.00%	85,015	17.16	to	18.41	1,404,874	1.86%	16.35%	to	15.20%
2015	0.00%	to	1.00%	87,462	14.75	to	15.98	1,246,881	1.22%	-3.15%	to	-4.11%
2014	0.00%	to	1.00%	90,319	15.23	to	16.67	1,335,836	1.15%	10.52%	to	9.42%
2013	0.00%	to	1.00%	113,081	13.78	to	15.23	1,519,433	1.39%	35.44%	to	34.09%
2012	0.00%	to	1.00%	120,539	10.17	to	11.36	1,201,717	1.33%	17.81%	to	16.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	to	1.00%	1,640,505	17.11	to	15.69	26,796,168	0.00%	6.47%	to	5.41%
2015	0.00%	to	1.00%	1,797,627	16.07	to	14.89	27,722,591	0.00%	-0.18%	to	-1.18%
2014	0.00%	to	1.00%	1,938,492	16.10	to	15.06	30,094,977	0.00%	4.04%	to	3.00%
2013	0.00%	to	1.00%	2,115,910	15.48	to	14.63	31,738,191	0.00%	38.94%	to	37.56%
2012	0.00%	to	1.00%	2,322,977	11.14	to	10.63	25,205,961	0.00%	14.90%	to	13.76%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.00%	to	1.00%	1,131,548	21.73	to	19.93	23,469,232	1.39%	17.59%	to	16.43%
2015	0.00%	to	1.00%	1,226,871	18.48	to	17.12	21,751,539	1.18%	-2.89%	to	-3.85%
2014	0.00%	to	1.00%	1,308,006	19.03	to	17.80	24,001,681	1.35%	17.02%	to	15.86%
2013	0.00%	to	1.00%	1,463,947	16.26	to	15.37	23,074,785	1.18%	35.68%	to	34.33%
2012	0.00%	to	1.00%	1,588,483	11.99	to	11.44	18,546,666	1.11%	16.35%	to	15.19%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	to	1.00%	100,290	14.07	to	11.93	1,310,408	0.00%	8.30%	to	7.23%
2015	0.00%	to	1.00%	125,888	12.99	to	11.12	1,521,010	0.00%	0.76%	to	-0.25%
2014	0.00%	to	1.00%	117,263	12.90	to	11.15	1,408,111	0.00%	2.81%	to	1.79%
2013	0.00%	to	1.00%	176,232	12.54	to	10.96	2,019,914	0.00%	44.29%	to	42.85%
2012	0.00%	to	1.00%	194,158	8.69	to	7.67	1,553,188	0.00%	13.44%	to	12.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	to	1.00%	109,672	52.17	to	35.15	5,176,534	0.63%	25.93%	to	24.68%
2015	0.00%	to	1.00%	132,480	41.43	to	28.19	5,020,735	0.70%	-6.02%	to	-6.96%
2014	0.00%	to	1.00%	139,264	44.08	to	30.30	5,624,222	0.52%	7.02%	to	5.96%
2013	0.00%	to	1.30%	163,575	41.19	to	33.60	6,164,091	0.82%	40.40%	to	38.59%
2012	0.00%	to	1.00%	180,700	29.34	to	20.57	4,886,267	0.81%	20.44%	to	19.24%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	to	1.00%	234,265	63.59	to	27.14	16,590,872	0.32%	22.83%	to	21.61%
2015	0.00%	to	1.00%	259,198	51.77	to	22.31	14,987,603	0.36%	-1.63%	to	-2.61%
2014	0.00%	to	1.00%	295,850	52.63	to	22.91	17,405,208	0.16%	0.82%	to	-0.19%
2013	0.00%	to	1.00%	344,129	52.20	to	22.96	20,232,379	0.14%	40.91%	to	39.51%
2012	0.00%	to	1.00%	383,102	37.05	to	16.45	16,010,405	0.15%	15.50%	to	14.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.00%	to	1.00%	61,373	$22.92	to	19.01	$1,266,470	3.44%	8.65%	to	7.57%
2015	0.00%	to	1.00%	54,232	21.09	to	17.67	1,044,414	1.94%	-2.89%	to	-3.86%
2014	0.00%	to	1.00%	58,597	21.72	to	18.38	1,168,785	3.15%	3.88%	to	2.85%
2013	0.00%	to	1.00%	76,689	20.91	to	17.87	1,472,920	2.58%	-1.12%	to	-2.11%
2012	0.00%	to	1.00%	112,778	21.15	to	18.26	2,201,869	2.55%	12.25%	to	11.13%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.00%	to	0.80%	47,202	11.75	to	10.97	530,814	1.62%	2.49%	to	1.68%
2015	0.00%	to	0.80%	49,153	11.47	to	10.79	541,895	1.45%	-0.34%	to	-1.14%
2014	0.00%	to	0.80%	51,526	11.51	to	10.91	573,245	0.95%	0.49%	to	-0.31%
2013	0.00%	to	0.80%	52,481	11.45	to	10.94	584,007	1.47%	0.11%	to	-0.69%
2012	0.00%	to	0.80%	47,427	11.44	to	11.02	529,757	1.41%	3.52%	to	2.70%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.00%	to	1.00%	2,278,396	26.71	to	24.74	58,514,918	0.78%	3.63%	to	2.60%
2015	0.00%	to	1.00%	2,025,618	25.77	to	24.11	50,524,523	0.62%	5.09%	to	4.05%
2014	0.00%	to	1.00%	2,236,695	24.52	to	23.17	53,332,403	0.71%	8.80%	to	7.72%
2013	0.00%	to	1.30%	2,458,573	22.54	to	21.21	54,111,188	0.78%	36.70%	to	34.94%
2012	0.00%	to	1.30%	2,816,828	16.49	to	15.72	45,581,782	0.69%	18.68%	to	17.15%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.00%	to	0.80%	12,087	15.56	to	14.63	180,281	2.15%	1.12%	to	0.31%
2015	0.00%	to	0.80%	11,997	15.39	to	14.59	177,741	2.04%	-3.90%	to	-4.67%
2014	0.00%	to	0.80%	11,222	16.01	to	15.30	174,171	3.71%	-8.15%	to	-8.88%
2013	0.00%	to	0.80%	10,518	17.43	to	16.79	178,960	2.50%	20.09%	to	19.14%
2012	0.00%	to	0.80%	6,634	14.51	to	14.09	94,856	3.34%	19.56%	to	18.61%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.00%	to	0.80%	24,904	31.22	to	27.99	724,027	2.66%	17.89%	to	16.95%
2015	0.00%	to	0.80%	32,104	26.48	to	23.93	796,114	1.53%	-6.30%	to	-7.05%
2014	0.00%	to	0.80%	31,499	28.27	to	25.75	837,977	1.72%	9.17%	to	8.30%
2013	0.00%	to	0.80%	30,815	25.89	to	23.77	754,060	0.00%	35.64%	to	34.56%
2012	0.00%	to	0.80%	27,511	19.09	to	17.67	502,187	1.07%	18.46%	to	17.52%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.00%	to	1.00%	554,264	16.00	to	14.67	8,464,819	1.99%	7.35%	to	6.28%
2015	0.00%	to	1.00%	624,463	14.91	to	13.81	8,931,249	2.62%	-5.36%	to	-6.30%
2014	0.00%	to	1.00%	716,177	15.75	to	14.73	10,879,790	3.09%	28.88%	to	27.60%
2013	0.00%	to	1.00%	669,846	12.22	to	11.55	7,950,686	1.43%	3.05%	to	2.02%
2012	0.00%	to	1.00%	767,061	11.86	to	11.32	8,876,026	1.01%	15.79%	to	14.63%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2016	0.50%	to	0.80%	8,185	12.56	to	12.42	102,664	3.28%	10.99%	to	10.65%
2015			0.50%	100			11.32	1,132	1.18%			-3.49%
2014			0.50%	627			11.72	7,351	1.84%			2.82%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2016			0.50%	898			12.08	10,847	1.48%			8.42%
2015			0.50%	878			11.14	9,782	1.90%			-2.19%
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.50%	to	0.80%	11,412	14.96	to	14.80	170,575	1.34%	20.27%	to	19.91%
2015	0.50%	to	0.80%	9,242	12.44	to	12.34	114,888	1.14%	-5.36%	to	-5.64%
2014	0.50%	to	0.80%	4,685	13.15	to	13.08	61,540	0.64%	4.03%	to	3.72%
2013	0.50%	to	0.80%	4,191	12.64	to	12.61	52,946	1.91%	26.38%	to	26.12%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2016	0.50%	to	0.80%	189,315	14.88	to	14.72	2,815,915	2.11%	11.11%	to	10.78%
2015	0.50%	to	0.80%	165,957	13.39	to	13.29	2,221,989	1.84%	0.66%	to	0.36%
2014	0.50%	to	0.80%	164,565	13.31	to	13.24	2,189,443	3.30%	12.80%	to	12.46%
2013	0.50%	to	0.80%	82,752	11.80	to	11.77	976,157	2.98%	17.96%	to	17.73%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.00%	to	1.00%	86,152	18.43	to	12.68	1,779,256	0.94%	1.22%	to	0.21%
2015	0.00%	to	1.00%	138,717	18.21	to	12.66	2,510,683	1.48%	0.18%	to	-0.81%
2014	0.00%	to	1.00%	151,480	18.18	to	12.76	2,776,317	1.68%	0.61%	to	-0.39%
2013	0.00%	to	1.30%	161,759	18.07	to	19.48	2,869,961	2.13%	0.62%	to	-0.68%
2012	0.00%	to	1.30%	168,853	17.96	to	19.61	3,078,475	3.05%	4.61%	to	3.25%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guardian Portfolio - I Class Shares (AMGP)
2016	0.00%	to	1.00%	3,983	$26.32	to	19.63	$83,916	0.35%	8.73%	to	7.66%
2015	0.00%	to	1.00%	6,866	24.20	to	18.23	146,287	0.70%	-4.97%	to	-5.91%
2014	0.00%	to	1.00%	7,518	25.47	to	19.38	168,168	0.43%	9.03%	to	7.94%
2013	0.00%	to	1.00%	10,511	23.36	to	17.95	209,332	0.80%	38.81%	to	37.43%
2012	0.00%	to	1.00%	10,255	16.83	to	13.06	159,365	0.27%	12.73%	to	11.60%
International Portfolio - S Class Shares (AMINS)
2016			0.00%	1,225			15.53	19,028	0.63%			-1.82%
2015			0.00%	1,304			15.82	20,629	0.97%			1.53%
2014			0.00%	1,255			15.58	19,555	0.35%			-3.27%
2013			0.00%	1,213			16.11	19,541	1.16%			17.83%
2012			0.00%	1,723			13.67	23,556	0.82%			18.48%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.00%	to	1.00%	153,458	10.02	to	9.91	1,530,812	0.00%	4.40%	to	3.36%
2015	0.00%	to	1.00%	180,813	9.60	to	9.59	1,734,951	0.00%	-3.97%	to	-4.12%	****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.50%	to	0.80%	4,197	33.97	to	32.60	141,466	0.00%	3.64%	to	3.33%
2015	0.50%	to	0.80%	6,188	32.77	to	31.55	201,732	0.00%	0.49%	to	0.19%
2014			0.00%	530			34.57	18,324	0.00%			7.31%
2013			0.00%	537			32.22	17,301	0.00%			32.28%
2012			0.00%	68			24.35	1,656	0.00%			12.10%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	0.00%	to	1.00%	80,984	41.87	to	21.09	2,862,164	0.77%	27.37%	to	26.10%
2015	0.00%	to	1.00%	89,883	32.87	to	16.72	2,568,815	0.78%	-11.80%	to	-12.68%
2014	0.00%	to	1.00%	96,613	37.27	to	19.15	3,108,814	0.75%	9.85%	to	8.76%
2013	0.00%	to	1.00%	105,356	33.93	to	17.61	3,097,535	1.19%	31.14%	to	29.83%
2012	0.00%	to	1.00%	114,677	25.87	to	13.56	2,592,663	0.42%	16.60%	to	15.44%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2016			0.00%	893			23.53	21,010	0.24%			15.98%
2015			0.00%	1,061			20.29	21,523	0.37%			-8.52%
2014			0.00%	1,220			22.18	27,054	0.68%			13.56%
2013			0.00%	1,376			19.53	26,871	0.82%			36.71%
2012			0.00%	1,543			14.28	22,041	0.30%			15.37%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.00%	to	0.80%	23,543	32.02	to	28.70	703,447	0.70%	9.86%	to	8.99%
2015	0.00%	to	0.80%	25,033	29.14	to	26.33	684,088	0.55%	-0.46%	to	-1.26%
2014	0.00%	to	0.80%	28,648	29.28	to	26.67	791,284	0.37%	10.38%	to	9.50%
2013	0.00%	to	0.80%	31,752	26.52	to	24.36	797,846	0.78%	37.60%	to	36.51%
2012	0.00%	to	0.80%	24,432	19.28	to	17.84	447,945	0.21%	10.98%	to	10.09%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2016			0.50%	973			10.57	10,283	1.29%			5.49%
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2016			0.80%	198			10.27	2,033	1.58%			4.67%
2015			0.80%	207			9.81	2,031	1.29%			-9.94%
2014			0.80%	215			10.89	2,342	0.99%			0.38%
2013			0.80%	223			10.85	2,420	1.00%			8.54%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.00%	to	0.80%	12,562	30.43	to	27.28	356,845	1.05%	11.30%	to	10.42%
2015	0.00%	to	0.80%	12,235	27.34	to	24.70	313,874	1.36%	1.70%	to	0.89%
2014	0.00%	to	0.80%	15,203	26.88	to	24.49	384,461	1.18%	9.54%	to	8.67%
2013	0.00%	to	0.80%	32,892	24.54	to	22.53	764,323	1.00%	34.96%	to	33.89%
2012	0.00%	to	0.80%	17,027	18.18	to	16.83	294,638	1.48%	17.52%	to	16.59%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.00%	to	0.80%	27,662	46.38	to	41.57	1,199,444	0.67%	25.09%	to	24.09%
2015	0.00%	to	0.80%	30,399	37.07	to	33.50	1,059,432	0.77%	-5.49%	to	-6.24%
2014	0.00%	to	0.80%	35,245	39.23	to	35.73	1,304,186	0.72%	9.20%	to	8.33%
2013	0.00%	to	0.80%	33,478	35.92	to	32.98	1,140,255	0.61%	38.06%	to	36.96%
2012	0.00%	to	0.80%	39,888	26.02	to	24.08	988,740	0.48%	18.75%	to	17.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2016	0.00%	to	1.00%	178,035	$35.27	to	18.24	$5,146,349	1.58%	6.99%	to	5.93%
2015	0.00%	to	1.00%	185,739	32.96	to	17.22	5,191,580	1.77%	-2.57%	to	-3.54%
2014	0.00%	to	1.00%	202,718	33.83	to	17.85	6,313,545	1.53%	9.85%	to	8.76%
2013	0.00%	to	1.30%	173,234	30.80	to	32.31	5,192,773	1.61%	17.43%	to	15.91%
2012	0.00%	to	1.30%	167,449	26.23	to	27.87	4,339,220	2.08%	11.80%	to	10.35%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	0.00%	to	1.00%	70,579	37.13	to	17.01	1,459,428	0.00%	3.23%	to	2.20%
2015	0.00%	to	1.00%	83,442	35.97	to	16.64	1,641,728	0.00%	1.93%	to	0.92%
2014	0.00%	to	1.00%	98,440	35.29	to	16.49	1,852,786	0.00%	8.14%	to	7.06%
2013	0.00%	to	1.30%	100,920	32.63	to	46.38	1,795,382	0.00%	30.92%	to	29.23%
2012	0.00%	to	1.30%	107,645	24.93	to	35.89	1,462,551	0.00%	16.00%	to	14.50%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.00%	to	1.00%	94,337	26.01	to	17.84	2,054,209	2.36%	13.48%	to	12.36%
2015	0.00%	to	1.00%	100,085	22.92	to	15.87	1,942,153	2.07%	-5.62%	to	-6.56%
2014	0.00%	to	1.00%	128,055	24.28	to	16.99	2,665,348	2.02%	12.50%	to	11.38%
2013	0.00%	to	1.00%	139,633	21.59	to	15.25	2,612,178	2.26%	35.82%	to	34.47%
2012	0.00%	to	1.00%	103,967	15.89	to	11.34	1,524,229	2.03%	14.74%	to	13.60%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.00%	to	0.80%	64,675	16.25	to	14.57	993,812	1.85%	4.39%	to	3.56%
2015	0.00%	to	0.80%	72,248	15.57	to	14.06	1,069,079	1.96%	-2.47%	to	-3.25%
2014	0.00%	to	0.80%	76,999	15.96	to	14.54	1,171,233	1.26%	3.30%	to	2.48%
2013	0.00%	to	0.80%	93,282	15.45	to	14.19	1,376,314	1.65%	-8.48%	to	-9.21%
2012	0.00%	to	0.80%	144,454	16.88	to	15.62	2,338,647	2.37%	7.39%	to	6.53%
VP International Fund - Class I (ACVI)
2016	0.00%	to	1.00%	24,430	27.42	to	10.66	471,197	1.06%	-5.50%	to	-6.44%
2015	0.00%	to	1.00%	26,275	29.02	to	11.39	531,437	0.33%	0.76%	to	-0.24%
2014	0.00%	to	1.00%	31,160	28.80	to	11.42	498,337	1.68%	-5.51%	to	-6.45%
2013	0.00%	to	1.00%	36,115	30.48	to	12.21	636,897	1.69%	22.41%	to	21.19%
2012	0.00%	to	1.00%	40,913	24.90	to	10.07	616,356	0.85%	21.16%	to	19.95%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.00%	to	0.80%	91,289	33.06	to	30.11	2,844,166	1.70%	22.85%	to	21.88%
2015	0.00%	to	0.80%	80,976	26.91	to	24.71	2,065,583	1.67%	-1.43%	to	-2.22%
2014	0.00%	to	0.80%	83,768	27.30	to	25.27	2,179,777	1.16%	16.42%	to	15.50%
2013	0.00%	to	0.80%	85,896	23.45	to	21.88	1,928,977	1.27%	30.11%	to	29.08%
2012	0.00%	to	0.80%	76,468	18.02	to	16.95	1,325,688	1.97%	16.33%	to	15.40%
VP Ultra(R) Fund - Class I (ACVU1)
2016	0.00%	to	1.00%	809	23.39	to	20.20	17,047	0.76%	4.45%	to	3.41%
2015	0.00%	to	1.00%	8,573	22.40	to	19.53	172,130	0.57%	6.27%	to	5.21%
2014	0.00%	to	1.00%	11,928	21.07	to	18.57	222,110	0.43%	9.99%	to	8.90%
2013			1.00%	10,891			17.05	185,678	0.31%			35.71%
2012	0.00%	to	1.00%	6,088	13.98	to	12.56	80,536	0.00%	13.92%	to	12.79%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.00%	to	1.00%	81,367	36.10	to	31.17	2,725,441	0.84%	25.73%	to	24.48%
2015	0.00%	to	1.00%	75,934	28.71	to	25.04	2,033,512	0.71%	-2.33%	to	-3.30%
2014	0.00%	to	1.00%	78,085	29.40	to	25.90	2,154,442	0.59%	5.12%	to	4.08%
2013	0.00%	to	1.30%	98,177	27.96	to	24.03	2,585,388	1.04%	40.71%	to	38.90%
2012	0.00%	to	1.30%	95,136	19.87	to	17.30	1,791,438	0.48%	15.74%	to	14.24%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.00%	to	1.00%	141,818	30.57	to	17.29	3,803,048	1.62%	7.90%	to	6.83%
2015	0.00%	to	1.00%	173,129	28.33	to	16.19	4,253,508	1.71%	-2.47%	to	-3.44%
2014	0.00%	to	1.00%	191,958	29.05	to	16.77	4,872,602	1.84%	8.09%	to	7.02%
2013	0.00%	to	1.00%	212,115	26.87	to	15.67	5,025,341	1.94%	21.10%	to	19.90%
2012	0.00%	to	1.00%	257,978	22.19	to	13.07	5,084,399	3.67%	10.43%	to	9.33%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016	0.00%	to	0.80%	14,463	25.95	to	23.26	349,909	0.00%	17.07%	to	16.14%
2015	0.00%	to	0.80%	21,079	22.17	to	20.03	438,462	0.00%	-2.28%	to	-3.06%
2014	0.00%	to	0.80%	14,106	22.68	to	20.66	301,521	0.00%	1.59%	to	0.78%
2013	0.00%	to	0.80%	28,819	22.33	to	20.50	608,716	0.00%	48.55%	to	47.37%
2012	0.00%	to	0.80%	29,707	15.03	to	13.91	423,975	0.00%	20.56%	to	19.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth and Income Portfolio - Initial Shares (DGI)
2016	0.00%	to	1.00%	51,914	$31.50	to	17.87	$1,428,081	1.20%	10.03%	to	8.94%
2015	0.00%	to	1.00%	58,822	28.63	to	16.40	1,482,509	0.85%	1.58%	to	0.57%
2014	0.00%	to	1.00%	63,074	28.18	to	16.31	1,571,310	0.78%	10.07%	to	8.98%
2013	0.00%	to	1.00%	70,468	25.61	to	14.96	1,588,414	0.91%	36.78%	to	35.42%
2012	0.00%	to	1.00%	75,494	18.72	to	11.05	1,259,070	1.43%	18.07%	to	16.90%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2016	0.00%	to	0.80%	9,131	16.49	to	14.79	145,161	1.73%	-4.20%	to	-4.96%
2015	0.00%	to	0.80%	9,042	17.22	to	15.56	150,537	1.66%	-6.29%	to	-7.04%
2014	0.00%	to	0.80%	9,062	18.37	to	16.73	161,462	1.69%	-0.97%	to	-1.76%
2013	0.00%	to	0.80%	8,972	18.55	to	17.03	161,926	1.20%	16.45%	to	15.52%
2012	0.00%	to	0.80%	9,069	15.93	to	14.75	140,712	0.34%	10.17%	to	9.29%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.00%	to	1.00%	63,907	19.20	to	16.58	1,124,378	3.69%	3.82%	to	2.79%
2015	0.00%	to	1.00%	68,829	18.49	to	16.13	1,173,728	3.79%	-0.24%	to	-1.24%
2014	0.00%	to	1.00%	73,843	18.53	to	16.33	1,268,099	3.97%	3.79%	to	2.76%
2013	0.00%	to	1.00%	94,617	17.86	to	15.89	1,574,553	4.39%	1.03%	to	0.03%
2012	0.00%	to	1.00%	124,241	17.67	to	15.89	2,065,289	4.06%	9.72%	to	8.63%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.00%	to	1.00%	539,019	42.40	to	21.07	39,326,384	2.28%	18.02%	to	16.85%
2015	0.00%	to	1.00%	595,714	35.93	to	18.03	36,908,208	3.12%	-3.96%	to	-4.92%
2014	0.00%	to	1.00%	676,970	37.41	to	18.97	42,709,270	2.74%	8.72%	to	7.64%
2013	0.00%	to	1.30%	767,539	34.41	to	62.44	44,229,210	2.48%	28.15%	to	26.49%
2012	0.00%	to	1.30%	880,660	26.85	to	49.36	38,865,166	3.10%	17.31%	to	15.79%
High Income Portfolio - Initial Class (FHIP)
2016	0.00%	to	1.00%	224,220	26.43	to	18.86	9,126,380	5.33%	14.61%	to	13.47%
2015	0.00%	to	1.00%	235,350	23.06	to	16.62	8,720,353	6.94%	-3.63%	to	-4.59%
2014	0.00%	to	1.00%	206,870	23.93	to	17.42	7,050,000	5.30%	1.16%	to	0.15%
2013	0.00%	to	1.30%	257,480	23.66	to	44.13	8,390,545	5.55%	5.95%	to	4.58%
2012	0.00%	to	1.30%	291,771	22.33	to	42.20	9,126,948	5.44%	14.23%	to	12.75%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.00%	to	1.00%	267,459	33.42	to	16.73	10,302,811	1.43%	3.07%	to	2.05%
2015	0.00%	to	1.00%	303,941	32.42	to	16.39	11,344,348	1.54%	0.14%	to	-0.85%
2014	0.00%	to	1.00%	333,655	32.37	to	16.53	12,509,516	1.47%	5.83%	to	4.78%
2013	0.00%	to	1.30%	354,922	30.59	to	44.61	12,697,109	1.55%	15.71%	to	14.21%
2012	0.00%	to	1.30%	389,255	26.44	to	39.05	12,229,441	1.49%	12.48%	to	11.03%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.00%	to	0.80%	89,056	20.94	to	19.07	1,756,109	0.48%	33.51%	to	32.45%
2015	0.00%	to	0.80%	111,198	15.68	to	14.40	1,651,280	0.96%	-20.75%	to	-21.38%
2014	0.00%	to	0.80%	121,575	19.79	to	18.32	2,292,207	0.61%	-12.76%	to	-13.46%
2013	0.00%	to	0.80%	123,779	22.68	to	21.16	2,685,617	0.70%	24.15%	to	23.16%
2012	0.00%	to	0.80%	136,737	18.27	to	17.19	2,401,088	0.72%	4.73%	to	3.90%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.50%	to	0.80%	22,599	17.63	to	17.03	397,112	1.40%	4.75%	to	4.44%
2015	0.00%	to	0.80%	22,917	17.76	to	16.30	385,505	1.55%	-0.31%	to	-1.11%
2014	0.00%	to	0.80%	26,431	17.81	to	16.49	449,715	1.66%	4.35%	to	3.52%
2013	0.00%	to	0.80%	24,584	17.07	to	15.93	403,456	1.64%	13.39%	to	12.49%
2012	0.00%	to	0.80%	25,198	15.05	to	14.16	366,133	1.48%	11.69%	to	10.79%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.00%	to	0.80%	75,093	19.50	to	17.77	1,377,594	1.54%	6.04%	to	5.20%
2015	0.00%	to	0.80%	69,003	18.39	to	16.89	1,200,841	1.75%	-0.37%	to	-1.16%
2014	0.00%	to	0.80%	69,148	18.46	to	17.09	1,214,914	1.64%	4.66%	to	3.83%
2013	0.00%	to	0.80%	69,351	17.64	to	16.46	1,169,016	1.67%	15.95%	to	15.03%
2012	0.00%	to	0.80%	77,596	15.21	to	14.31	1,133,026	2.11%	13.19%	to	12.28%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.00%	to	0.80%	59,883	$20.45	to	18.63	$1,148,392	1.37%	6.52%	to	5.67%
2015	0.00%	to	0.80%	61,621	19.20	to	17.63	1,114,587	1.58%	-0.34%	to	-1.13%
2014	0.00%	to	0.80%	66,273	19.27	to	17.83	1,209,777	1.41%	4.86%	to	4.03%
2013	0.00%	to	0.80%	71,020	18.37	to	17.14	1,241,846	1.64%	21.50%	to	20.53%
2012	0.00%	to	0.80%	76,179	15.12	to	14.22	1,103,027	2.04%	15.48%	to	14.56%
VIP Growth Portfolio - Initial Class (FGP)
2016	0.00%	to	1.30%	811,760	39.60	to	69.49	55,021,457	0.04%	0.80%	to	-0.50%
2015	0.00%	to	1.30%	913,368	39.28	to	69.84	60,469,835	0.26%	7.17%	to	5.79%
2014	0.00%	to	1.30%	1,018,407	36.65	to	66.02	62,138,806	0.18%	11.30%	to	9.86%
2013	0.00%	to	1.30%	1,096,597	32.93	to	60.09	60,779,481	0.29%	36.34%	to	34.58%
2012	0.00%	to	1.30%	1,208,074	24.16	to	44.65	49,078,575	0.59%	14.69%	to	13.20%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.00%	to	0.80%	128,902	17.40	to	15.60	2,108,236	2.33%	4.63%	to	3.80%
2015	0.00%	to	0.80%	131,784	16.63	to	15.03	2,067,703	2.49%	-0.71%	to	-1.50%
2014	0.00%	to	0.80%	138,270	16.75	to	15.26	2,195,991	1.87%	5.75%	to	4.91%
2013	0.00%	to	0.80%	230,006	15.84	to	14.54	3,461,858	2.05%	-1.89%	to	-2.67%
2012	0.00%	to	0.80%	273,385	16.14	to	14.94	4,217,470	2.07%	5.77%	to	4.92%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.00%	to	0.80%	147,825	48.14	to	43.15	6,647,729	0.41%	12.11%	to	11.22%
2015	0.00%	to	0.80%	170,775	42.94	to	38.80	6,883,920	0.37%	-1.50%	to	-2.28%
2014	0.00%	to	0.80%	208,483	43.59	to	39.71	8,573,644	0.16%	6.20%	to	5.35%
2013	0.00%	to	0.80%	219,649	41.05	to	37.69	8,540,926	0.41%	36.06%	to	34.98%
2012	0.00%	to	0.80%	239,445	30.17	to	27.92	6,879,812	0.49%	14.75%	to	13.83%
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.00%	to	1.00%	160,556	24.80	to	12.51	4,407,674	1.38%	-5.06%	to	-6.00%
2015	0.00%	to	1.00%	178,655	26.12	to	13.31	5,235,161	1.30%	3.62%	to	2.59%
2014	0.00%	to	1.00%	200,573	25.21	to	12.97	5,559,225	1.27%	-8.08%	to	-8.99%
2013	0.00%	to	1.30%	225,192	27.43	to	29.18	6,962,818	1.36%	30.44%	to	28.75%
2012	0.00%	to	1.30%	246,603	21.03	to	22.66	6,020,794	1.93%	20.74%	to	19.18%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.00%	to	0.80%	373,222	8.97	to	8.85	3,318,292	1.32%	-5.12%	to	-5.88%
2015	0.00%	to	0.80%	413,370	9.46	to	9.41	3,894,595	1.33%	-5.44%	to	-5.95%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.00%	to	1.00%	31,103	28.27	to	24.41	818,990	1.01%	9.48%	to	8.39%
2015	0.00%	to	1.00%	33,099	25.82	to	22.52	799,651	0.97%	-3.05%	to	-4.02%
2014	0.00%	to	1.00%	41,703	26.63	to	23.46	1,042,411	0.80%	6.69%	to	5.63%
2013	0.00%	to	1.00%	51,121	24.96	to	22.21	1,198,573	0.74%	30.44%	to	29.15%
2012	0.00%	to	1.00%	71,462	19.14	to	17.20	1,293,006	0.58%	27.10%	to	25.83%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016			0.80%	873			11.52	10,061	0.28%			3.51%
2015			0.80%	904			11.13	10,065	0.06%			-6.57%
2014	0.50%	to	0.80%	1,470	12.01	to	11.92	17,567	0.04%	3.43%	to	3.12%
2013	0.50%	to	0.80%	1,486	11.61	to	11.56	17,204	0.08%	13.00%	to	12.66%
2012			0.50%	532			10.28	5,468	0.00%			2.78%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2016	0.00%	to	1.00%	145,587	28.11	to	14.60	5,351,911	2.37%	5.26%	to	4.21%
2015	0.00%	to	1.00%	158,605	26.71	to	14.01	5,542,256	2.24%	0.83%	to	-0.17%
2014	0.00%	to	1.00%	183,102	26.49	to	14.04	6,081,490	2.05%	8.20%	to	7.12%
2013	0.00%	to	1.30%	197,883	24.48	to	33.56	6,044,426	2.38%	13.17%	to	11.71%
2012	0.00%	to	1.30%	225,752	21.63	to	30.04	5,934,227	1.33%	12.34%	to	10.89%
Core Bond Fund/VA - Non-Service Shares (OVB)
2016	0.00%	to	1.00%	146,333	19.24	to	12.88	3,274,735	3.70%	3.27%	to	2.25%
2015	0.00%	to	1.00%	160,710	18.63	to	12.60	3,510,320	4.04%	0.96%	to	-0.04%
2014	0.00%	to	1.00%	168,554	18.46	to	12.60	3,674,120	4.76%	7.27%	to	6.20%
2013	0.00%	to	1.30%	235,134	17.21	to	21.52	4,996,487	5.06%	-0.10%	to	-1.39%
2012	0.00%	to	1.30%	255,265	17.22	to	21.83	5,346,901	4.88%	10.29%	to	8.86%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.00%	to	1.00%	313,241	$61.47	to	20.00	$19,016,144	1.06%	0.08%	to	-0.91%
2015	0.00%	to	1.00%	360,765	61.42	to	20.19	22,042,019	1.31%	3.94%	to	2.91%
2014	0.00%	to	1.00%	377,993	59.09	to	19.62	22,516,195	1.24%	2.29%	to	1.27%
2013	0.00%	to	1.30%	269,140	57.76	to	56.72	14,920,878	1.38%	27.31%	to	25.66%
2012	0.00%	to	1.30%	306,647	45.37	to	45.14	13,329,326	2.15%	21.26%	to	19.70%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.50%	to	0.80%	6,824	9.09	to	9.02	62,019	0.62%	-2.60%	to	-2.90%
2015	0.50%	to	0.80%	3,100	9.34	to	9.29	28,925	1.48%	2.92%	to	2.61%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.00%	to	1.00%	80,670	21.01	to	17.78	1,580,634	1.01%	11.62%	to	10.51%
2015	0.00%	to	1.00%	71,846	18.83	to	16.09	1,268,544	0.92%	3.33%	to	2.30%
2014	0.00%	to	1.00%	85,850	18.22	to	15.73	1,463,161	0.81%	10.70%	to	9.60%
2013	0.00%	to	1.00%	81,288	16.46	to	14.35	1,262,553	1.10%	31.77%	to	30.46%
2012	0.00%	to	1.00%	90,490	12.49	to	11.00	1,071,415	1.07%	16.87%	to	15.71%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.00%	to	0.80%	36,886	44.05	to	39.49	1,522,817	0.56%	18.05%	to	17.11%
2015	0.00%	to	0.80%	44,586	37.31	to	33.72	1,564,620	0.85%	-5.90%	to	-6.65%
2014	0.00%	to	0.80%	35,640	39.65	to	36.12	1,334,075	0.86%	11.93%	to	11.04%
2013	0.00%	to	0.80%	45,529	35.42	to	32.53	1,527,646	0.95%	41.01%	to	39.89%
2012	0.00%	to	0.80%	35,783	25.12	to	23.25	853,840	0.60%	17.99%	to	17.04%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.00%	to	1.00%	97,383	11.43	to	8.56	984,863	0.00%	2.33%	to	1.32%
2015	0.00%	to	1.00%	118,599	11.16	to	8.45	1,169,704	0.00%	6.61%	to	5.55%
2014	0.00%	to	1.00%	114,266	10.47	to	8.01	1,062,172	0.00%	5.78%	to	4.73%
2013	0.00%	to	1.00%	123,702	9.90	to	7.64	1,099,907	0.01%	35.98%	to	34.63%
2012	0.00%	to	1.00%	140,680	7.28	to	5.68	926,106	0.00%	16.45%	to	15.29%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.00%	to	0.80%	18,016	10.89	to	10.53	192,234	4.94%	6.53%	to	5.69%
2015	0.00%	to	0.80%	21,107	10.22	to	9.96	212,353	5.75%	-2.26%	to	-3.04%
2014	0.00%	to	0.80%	21,671	10.45	to	10.27	224,373	4.12%	2.84%	to	2.02%
2013	0.00%	to	0.80%	17,746	10.17	to	10.07	179,522	4.89%	-0.13%	to	-0.93%
2012	0.00%	to	0.80%	16,283	10.18	to	10.16	165,626	0.00%	1.80%	to	1.65%	****
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.50%	to	0.80%	38,837	10.85	to	10.70	420,886	3.00%	12.37%	to	12.03%
2015	0.50%	to	0.80%	21,824	9.65	to	9.55	210,416	3.46%	-9.44%	to	-9.71%
2014	0.50%	to	0.80%	19,994	10.66	to	10.57	212,881	4.03%	-0.03%	to	-0.33%
2013	0.50%	to	0.80%	46,752	10.66	to	10.61	498,218	4.32%	-0.23%	to	-0.53%
2012	0.50%	to	0.80%	69,393	10.69	to	10.66	741,440	5.75%	6.86%	to	6.64%	****
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2016	0.50%	to	0.80%	2,186	6.27	to	6.22	13,712	1.14%	14.58%	to	14.24%
2015			0.50%	1,195			5.47	6,542	5.56%			-26.08%
2014	0.50%	to	0.80%	599	7.41	to	7.39	4,432	0.22%	-25.94%	to	-26.09%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016	0.50%	to	0.80%	19,555	11.89	to	11.62	232,260	1.21%	2.49%	to	2.18%
2015	0.50%	to	0.80%	25,040	11.60	to	11.37	290,325	1.52%	-7.55%	to	-7.83%
2014	0.50%	to	0.80%	27,237	12.54	to	12.33	341,480	2.05%	-0.10%	to	-0.40%
2013	0.00%	to	0.80%	43,871	12.85	to	12.38	550,855	1.79%	-6.47%	to	-7.22%
2012	0.00%	to	0.80%	46,261	13.74	to	13.35	624,561	5.63%	5.50%	to	4.65%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.00%	to	0.80%	116,237	12.75	to	11.99	1,438,170	1.50%	1.41%	to	0.60%
2015	0.00%	to	0.80%	127,195	12.58	to	11.92	1,557,147	3.42%	0.31%	to	-0.49%
2014	0.00%	to	0.80%	136,114	12.54	to	11.98	1,667,389	1.12%	0.85%	to	0.04%
2013	0.00%	to	0.80%	159,225	12.43	to	11.97	1,940,996	1.47%	-0.13%	to	-0.93%
2012	0.00%	to	0.80%	196,950	12.45	to	12.09	2,413,206	1.90%	5.86%	to	5.01%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.50%	to	0.80%	67,610	11.35	to	11.16	767,133	2.11%	2.17%	to	1.87%
2015	0.50%	to	0.80%	88,806	11.11	to	10.96	986,434	5.07%	-0.07%	to	-0.37%
2014	0.50%	to	0.80%	86,019	11.12	to	11.00	956,030	2.10%	3.75%	to	3.44%
2013	0.50%	to	0.80%	116,742	10.72	to	10.63	1,250,741	2.18%	-2.45%	to	-2.74%
2012	0.50%	to	0.80%	133,615	10.99	to	10.93	1,467,592	2.57%	9.05%	to	8.72%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Growth & Income Fund: Class IB (PVGIB)
2016	0.00%	to	0.80%	3,854	$26.14	to	23.44	$93,297	1.79%	15.02%	to	14.10%
2015	0.00%	to	0.80%	4,323	22.73	to	20.54	91,976	2.83%	-7.53%	to	-8.26%
2014	0.00%	to	0.80%	9,900	24.58	to	22.39	229,158	1.13%	10.73%	to	9.85%
2013	0.00%	to	0.80%	6,448	22.20	to	20.38	135,373	2.08%	35.68%	to	34.60%
2012	0.00%	to	0.80%	6,023	16.36	to	15.14	93,532	1.72%	19.14%	to	18.19%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.50%	to	0.80%	33,522	10.14	to	10.13	339,833	0.00%	1.38%	to	1.35%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	0.00%	to	0.80%	9,294	20.96	to	18.79	182,336	3.30%	-2.45%	to	-3.23%
2015	0.00%	to	0.80%	11,932	21.49	to	19.42	240,722	1.15%	0.14%	to	-0.66%
2014	0.00%	to	0.80%	13,518	21.46	to	19.55	272,706	0.90%	-6.78%	to	-7.52%
2013	0.00%	to	0.80%	13,833	23.02	to	21.14	301,028	1.39%	28.07%	to	27.05%
2012	0.00%	to	0.80%	14,023	17.98	to	16.64	239,475	2.14%	21.92%	to	20.94%
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	to	0.80%	23,414	25.36	to	22.91	556,522	1.09%	-6.11%	to	-6.86%
2014	0.00%	to	0.80%	18,772	27.01	to	24.60	477,813	0.80%	9.72%	to	8.85%
2013	0.00%	to	0.80%	22,000	24.62	to	22.60	512,604	0.77%	43.72%	to	42.58%
2012	0.00%	to	0.80%	23,071	17.13	to	15.85	375,999	0.38%	14.23%	to	13.32%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.00%	to	0.80%	5,163	15.91	to	15.33	81,470	0.00%	2.27%	to	1.46%
2015	0.00%	to	0.80%	4,318	15.56	to	15.11	66,675	0.00%	5.01%	to	4.17%
2014	0.00%	to	0.80%	4,951	14.82	to	14.50	72,889	0.06%	8.44%	to	7.58%
2013	0.50%	to	0.80%	1,827	13.55	to	13.48	24,712	0.38%	39.44%	to	39.02%
2012	0.50%	to	0.80%	1,220	9.72	to	9.70	11,846	0.00%	-2.83%	to	-3.03%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2016			0.00%	177			23.33	4,129	0.39%			18.34%
2015			0.00%	202			19.71	3,982	2.58%			-10.40%
2014			0.00%	242			22	5,324	1.34%			6.62%
2013			0.00%	306			20.63	6,314	0.67%			33.75%
2012			0.00%	1,028			15.43	15,860	1.75%			17.70%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016			0.50%	61			14.39	878	0.08%			12.87%
2015			0.50%	66			12.75	842	0.10%			-4.51%
2014			0.50%	2,314			13.35	30,901	0.05%			3.91%
2013			0.50%	96			12.85	1,234	0.43%			28.17%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.50%	to	0.80%	4,053	10.41	to	10.30	42,171	0.11%	-0.98%	to	-1.27%
2015	0.50%	to	0.80%	4,795	10.51	to	10.43	50,409	0.48%	1.34%	to	1.04%
2014	0.50%	to	0.80%	672	10.37	to	10.32	6,970	0.00%	4.14%	to	3.83%
2013			0.80%	29			9.94	288	0.00%			-0.58%	****
Health Sciences Portfolio - II (TRHS2)
2016	0.00%	to	0.80%	151,368	30.50	to	28.92	4,473,261	0.00%	-10.72%	to	-11.43%
2015	0.00%	to	0.80%	188,201	34.17	to	32.65	6,257,127	0.00%	12.47%	to	11.57%
2014	0.00%	to	0.80%	184,422	30.38	to	29.27	5,479,700	0.00%	31.22%	to	30.18%
2013	0.00%	to	0.80%	193,626	23.15	to	22.48	4,404,362	0.00%	50.51%	to	49.31%
2012	0.00%	to	0.80%	149,737	15.38	to	15.06	2,273,490	0.00%	31.00%	to	29.95%
Limited-Term Bond Portfolio - II (TRLT2)
2016			0.00%	4,798			13.04	62,568	1.08%			1.12%
2015			0.00%	4,821			12.9	62,169	0.92%			0.06%
2014			0.00%	2,898			12.89	37,350	1.01%			0.39%
2013			0.00%	2,608			12.84	33,480	1.36%			-0.12%
2012			0.00%	10,329			12.85	132,750	1.90%			2.44%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.00%	to	1.00%	46,834	$21.97	to	17.23	$1,042,933	0.00%	6.42%	to	5.37%
2015	0.00%	to	1.00%	49,553	20.65	to	16.35	1,042,936	6.78%	-13.09%	to	-13.95%
2014	0.00%	to	1.00%	58,400	23.76	to	19.01	1,403,775	4.92%	2.18%	to	1.17%
2013	0.00%	to	1.30%	61,223	23.25	to	25.42	1,451,379	2.33%	-9.17%	to	-10.34%
2012	0.00%	to	1.30%	69,088	25.60	to	28.35	1,824,066	2.29%	5.55%	to	4.18%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.00%	to	1.00%	142,846	28.26	to	27.03	3,662,307	0.47%	0.10%	to	-0.89%
2015	0.00%	to	1.00%	156,813	28.23	to	27.27	4,035,452	0.58%	-13.99%	to	-14.85%
2014	0.00%	to	1.00%	194,813	32.82	to	32.02	5,908,083	0.51%	-0.41%	to	-1.41%
2013	0.00%	to	1.00%	211,949	32.96	to	32.48	6,487,105	1.56%	12.02%	to	10.91%
2012	0.00%	to	1.00%	236,690	29.42	to	29.29	6,488,332	0.00%	29.81%	to	28.51%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.00%	to	1.00%	109,288	32.03	to	30.31	4,362,160	0.38%	43.71%	to	42.28%
2015	0.00%	to	1.00%	112,466	22.28	to	21.31	3,199,985	0.03%	-33.45%	to	-34.11%
2014	0.00%	to	1.00%	132,220	33.48	to	32.33	5,556,662	0.09%	-19.10%	to	-19.91%
2013	0.00%	to	1.30%	145,762	41.39	to	54.72	7,629,688	0.71%	10.53%	to	9.11%
2012	0.00%	to	1.00%	170,000	37.45	to	36.89	8,093,159	0.59%	3.39%	to	2.36%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	to	0.80%	121,332	15.22	to	14.32	1,776,643	0.58%	-2.57%	to	-3.34%
2015	0.00%	to	0.80%	141,615	15.62	to	14.81	2,140,775	0.37%	-8.35%	to	-9.08%
2014	0.00%	to	0.80%	164,816	17.05	to	16.29	2,730,998	0.50%	-5.26%	to	-6.02%
2013	0.00%	to	0.80%	172,375	17.99	to	17.34	3,030,516	1.27%	25.13%	to	24.13%
2012	0.00%	to	0.80%	203,310	14.38	to	13.96	2,870,801	1.16%	19.18%	to	18.22%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.50%	to	0.80%	57,879	13.04	to	12.86	753,710	6.45%	15.61%	to	15.26%
2015	0.50%	to	0.80%	53,801	11.28	to	11.15	606,128	8.06%	-6.97%	to	-7.25%
2014	0.50%	to	0.80%	59,739	12.12	to	12.03	723,618	4.18%	1.40%	to	1.09%
2013	0.50%	to	0.80%	88,301	11.96	to	11.90	1,055,212	4.88%	9.95%	to	9.62%
2012	0.50%	to	0.80%	71,390	10.87	to	10.85	776,124	0.00%	8.74%	to	8.52%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.50%	to	0.80%	24,509	13.90	to	13.71	340,508	0.00%	5.59%	to	5.27%
2015	0.50%	to	0.80%	22,753	13.17	to	13.02	299,417	0.00%	-6.25%	to	-6.53%
2014	0.50%	to	0.80%	24,481	14.05	to	13.93	343,668	0.00%	7.33%	to	7.01%
2013	0.50%	to	0.80%	27,179	13.09	to	13.02	355,591	0.00%	29.29%	to	28.90%
2012	0.50%	to	0.80%	16,870	10.12	to	10.10	170,756	0.00%	1.22%	to	1.02%	****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	0.00%	to	1.00%	18,245	55.67	to	34.27	686,884	0.00%	7.65%	to	6.58%
2015	0.00%	to	1.00%	20,962	51.71	to	32.15	743,396	0.00%	-1.46%	to	-2.44%
2014	0.00%	to	1.00%	22,700	52.48	to	32.96	819,752	0.00%	0.36%	to	-0.64%
2013	0.00%	to	1.30%	23,406	52.29	to	68.43	850,864	0.01%	43.80%	to	41.94%
2012	0.00%	to	1.30%	23,267	36.37	to	48.21	587,253	0.00%	17.74%	to	16.21%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	0.00%	to	1.00%	45,057	60.97	to	23.67	1,407,034	2.03%	12.23%	to	11.12%
2015	0.00%	to	1.00%	49,909	54.33	to	21.31	1,439,222	0.13%	-3.08%	to	-4.05%
2014	0.00%	to	1.00%	52,232	56.06	to	22.20	1,572,778	0.06%	10.42%	to	9.33%
2013	0.00%	to	1.30%	54,766	50.77	to	79.68	1,526,748	0.19%	30.68%	to	28.99%
2012	0.00%	to	1.30%	80,184	38.85	to	61.77	1,594,765	0.10%	15.52%	to	14.03%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.00%	to	0.80%	13,108	26.57	to	24.99	334,640	0.00%	7.75%	to	6.89%
2015	0.00%	to	0.80%	17,346	24.66	to	23.38	413,663	0.00%	-2.88%	to	-3.66%
2014	0.00%	to	0.80%	14,713	25.39	to	24.26	362,827	0.00%	-1.88%	to	-2.66%
2013	0.00%	to	0.80%	23,802	25.87	to	24.93	601,046	0.00%	50.23%	to	49.03%
2012	0.00%	to	0.80%	20,028	17.22	to	16.73	337,977	0.00%	7.87%	to	7.01%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	to	0.80%	463,067	20.71	to	19.32	9,163,090	1.38%	27.34%	to	26.32%
2012	0.00%	to	0.80%	473,187	16.26	to	15.29	7,387,796	2.14%	21.23%	to	20.26%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	to	0.80%	57,765	$19.12	to	17.84	$1,058,279	1.94%	-0.97%	to	-1.76%
2012	0.00%	to	0.80%	66,989	19.31	to	18.16	1,245,366	1.46%	13.16%	to	12.25%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	to	0.80%	86,109	18.24	to	17.02	1,504,058	2.22%	22.98%	to	22.00%
2012	0.00%	to	0.80%	70,559	14.83	to	13.95	1,006,879	2.99%	18.30%	to	17.36%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	to	0.80%	118,045	20.70	to	19.31	2,345,962	4.53%	1.64%	to	0.83%
2012	0.00%	to	0.80%	165,597	20.37	to	19.16	3,249,940	6.12%	15.06%	to	14.14%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	to	0.80%	9,468	26.83	to	24.44	239,960	0.51%	11.45%	to	10.56%
2013	0.00%	to	0.80%	9,467	24.07	to	22.11	216,129	0.67%	30.29%	to	29.25%
2012	0.00%	to	0.80%	10,656	18.48	to	17.10	187,711	0.46%	16.97%	to	16.04%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.00%	to	0.80%	243,155	15.51	to	14.59	3,617,131	5.90%	1.18%	to	0.37%
2013	0.00%	to	0.80%	247,587	15.33	to	14.54	3,658,147	5.83%	5.97%	to	5.12%
2012	0.00%	to	0.80%	261,159	14.47	to	13.83	3,661,356	5.71%	14.30%	to	13.39%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	to	0.80%	81,707	18.20	to	16.98	1,433,242	6.11%	6.94%	to	6.09%
2012	0.00%	to	0.80%	104,831	17.02	to	16.01	1,724,319	7.64%	14.71%	to	13.79%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	to	0.80%	129,754	19.48	to	18.18	2,429,549	1.16%	0.75%	to	-0.05%
2012	0.00%	to	0.80%	140,359	19.34	to	18.19	2,620,166	0.45%	17.24%	to	16.30%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	to	0.80%	402,159	9.96	to	9.51	3,890,329	0.53%	17.81%	to	16.87%
2012	0.00%	to	0.80%	434,159	8.45	to	8.14	3,582,250	0.85%	15.58%	to	14.65%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	to	0.80%	261,702	16.56	to	15.32	4,132,661	1.25%	-8.18%	to	-8.91%
2013	0.00%	to	0.80%	279,237	18.03	to	16.82	4,824,703	1.32%	30.30%	to	29.26%
2012	0.00%	to	0.80%	307,163	13.84	to	13.01	4,092,570	1.91%	20.67%	to	19.71%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	to	0.80%	44,038	11.84	to	11.14	507,810	2.52%	21.27%	to	20.31%
2012	0.00%	to	0.80%	58,370	9.76	to	9.26	555,714	2.66%	18.29%	to	17.35%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	to	1.00%	385,573	12.17	to	18.81	4,615,236	1.24%	21.34%	to	20.13%
2012	0.00%	to	1.00%	423,936	10.03	to	15.66	4,201,919	0.58%	15.78%	to	14.62%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	to	0.80%	40,107	12.78	to	11.92	493,515	2.31%	21.42%	to	20.45%
2012	0.00%	to	0.80%	44,955	10.52	to	9.90	456,848	0.38%	17.24%	to	16.30%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	to	1.00%	415,809	25.81	to	10.61	13,602,712	0.35%	4.67%	to	3.63%
2014	0.00%	to	1.00%	455,264	24.66	to	10.23	14,270,705	0.35%	11.33%	to	10.22%
2013	0.00%	to	1.30%	499,743	22.15	to	27.51	14,068,259	0.67%	29.74%	to	28.06%
2012	0.00%	to	1.00%	551,597	17.07	to	7.23	12,054,397	0.55%	14.02%	to	12.88%
VP International Fund - Class III (obsolete) (ACVI3)
2014			0.00%	9,678			17.76	171,887	1.62%			-5.51%
2013			0.00%	10,941			18.8	205,643	1.61%			22.41%
2012			0.00%	13,657			15.35	209,698	0.81%			21.16%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013			0.00%	2,561			18.87	48,332	0.00%			30.17%
2012			0.00%	2,628			14.5	38,100	0.00%			15.61%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50%	to	0.80%	1,940	16.70	to	35.32	38,334	0.00%	3.66%	to	3.35%
2013	0.50%	to	0.80%	1,813	16.11	to	34.17	38,850	0.00%	17.89%	to	17.54%
2012	0.50%	to	0.80%	1,601	13.66	to	29.07	32,631	0.00%	8.80%	to	8.47%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.00%	to	1.00%	111,026	$34.82	to	11.05	$1,914,576	0.00%	6.89%	to	5.83%
2013	0.00%	to	1.30%	126,682	32.57	to	46.36	2,048,059	0.00%	31.85%	to	30.15%
2012	0.00%	to	1.30%	134,482	24.70	to	35.62	1,666,756	0.00%	12.60%	to	11.14%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.80%	9,562	22.17	to	20.19	199,687	0.00%	3.47%	to	2.65%
2013	0.00%	to	0.80%	9,188	21.43	to	19.67	187,124	0.00%	45.83%	to	44.67%
2012	0.00%	to	0.80%	6,998	14.69	to	13.60	98,282	0.00%	8.82%	to	7.95%

2016	Contract owners’ equity:								$586,988,224
2015	Contract owners’ equity:								$600,557,383
2014	Contract owners’ equity:								$659,613,121
2013	Contract owners’ equity:								$677,429,029
2012	Contract owners’ equity:								$598,222,370
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.